UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

AB VARIABLE PRODUCTS SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

Alliance Bernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Class A

June 30, 2024

AB VPS Dynamic Asset Allocation

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VD-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.85%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	MSCI World Index	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,018	$9,883	$10,021	$10,228
12/15	$9,909	$9,797	$10,029	$10,314
12/16	$10,265	$10,533	$10,538	$10,421
12/17	$11,770	$12,892	$12,012	$10,662
12/18	$10,939	$11,769	$11,444	$10,753
12/19	$12,635	$15,025	$13,646	$11,491
12/20	$13,270	$17,415	$15,524	$12,410
12/21	$14,554	$21,214	$17,341	$12,122
12/22	$11,869	$17,366	$14,638	$10,611
12/23	$13,495	$21,496	$16,929	$11,041
06/24	$14,385	$24,021	$18,044	$10,946

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	6.59%	11.89%	3.57%	3.70%
MSCI World Index	11.75%	20.19%	11.78%	9.16%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	6.58%	12.50%	7.01%	6.08%
Bloomberg U.S. Treasury Index	- 0.86%	1.55%	- 0.65%	0.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VD-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$256,932,452
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$813,731

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$7,844,866	3.1%
Apple, Inc.	$7,682,364	3.0%
NVIDIA Corp.	$7,679,246	3.0%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,524,216	1.8%
Amazon.com, Inc.	$4,498,667	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,113,262	1.6%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,339,455	1.3%
Meta Platforms, Inc. - Class A	$2,746,991	1.1%
Alphabet, Inc. - Class A	$2,668,862	1.1%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,589,003	1.0%
Total	$47,686,932	18.8%

Security Type Breakdown

Value	Value
Common Stocks	64.1%
Governments - Treasuries	32.5%
Agencies	0.8%
Short-Term Investments	2.9%
Other assets less liabilities	- 0.3%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VD-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VD-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-DAA-A-0154-0624

Class A

3

Class B

June 30, 2024

AB VPS Dynamic Asset Allocation

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Dynamic Asset Allocation (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VD-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.10%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	MSCI World Index	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	Bloomberg U.S. Treasury Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,001	$9,883	$10,021	$10,228
12/15	$9,871	$9,797	$10,029	$10,314
12/16	$10,203	$10,533	$10,538	$10,421
12/17	$11,665	$12,892	$12,012	$10,662
12/18	$10,808	$11,769	$11,444	$10,753
12/19	$12,455	$15,025	$13,646	$11,491
12/20	$13,060	$17,415	$15,524	$12,410
12/21	$14,272	$21,214	$17,341	$12,122
12/22	$11,606	$17,366	$14,638	$10,611
12/23	$13,170	$21,496	$16,929	$11,041
06/24	$14,029	$24,021	$18,044	$10,946

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	6.52%	11.67%	3.32%	3.44%
MSCI World Index	11.75%	20.19%	11.78%	9.16%
Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index	6.58%	12.50%	7.01%	6.08%
Bloomberg U.S. Treasury Index	- 0.86%	1.55%	- 0.65%	0.91%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VD-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$256,932,452
# of Portfolio Holdings	1,538
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$813,731

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$7,844,866	3.1%
Apple, Inc.	$7,682,364	3.0%
NVIDIA Corp.	$7,679,246	3.0%
U.S. Treasury Notes, 2.00%, due 11/15/26	$4,524,216	1.8%
Amazon.com, Inc.	$4,498,667	1.8%
U.S. Treasury Notes, 2.38%, due 05/15/27	$4,113,262	1.6%
U.S. Treasury Notes, 2.25%, due 11/15/27	$3,339,455	1.3%
Meta Platforms, Inc. - Class A	$2,746,991	1.1%
Alphabet, Inc. - Class A	$2,668,862	1.1%
U.S. Treasury Notes, 1.63%, due 05/15/31	$2,589,003	1.0%
Total	$47,686,932	18.8%

Security Type Breakdown

Value	Value
Common Stocks	64.1%
Governments - Treasuries	32.5%
Agencies	0.8%
Short-Term Investments	2.9%
Other assets less liabilities	- 0.3%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VD-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VD-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-DAA-B-0154-0624

Class B

3

Class B

June 30, 2024

AB VPS Global Risk Allocation - Moderate

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Global Risk Allocation - Moderate (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64V2-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$39	0.75%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	MSCI World Index (net, USD Hedged)	Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)
04/15	$10,000	$10,000	$10,000
12/15	$9,380	$9,479	$9,691
12/16	$9,778	$10,369	$10,402
12/17	$10,903	$12,353	$11,655
12/18	$10,375	$11,539	$11,328
12/19	$12,172	$14,819	$13,546
12/20	$12,471	$16,933	$15,091
12/21	$13,964	$21,062	$17,104
12/22	$12,000	$17,822	$14,784
12/23	$13,775	$22,153	$17,261
06/24	$14,881	$25,213	$18,597

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception 4/28/15
Class B	8.03%	13.74%	5.24%	4.43%
MSCI World Index (net, USD Hedged)	13.81%	22.32%	13.26%	10.60%
Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)	7.74%	13.92%	7.86%	6.99%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64V2-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$762,164,785
# of Portfolio Holdings	1,256
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,681,539

Graphical Representation of Holdings

Security Type Breakdown

Value	Value
Common Stocks	78.0%
Governments - Treasuries	2.5%
Investment Companies	0.3%
Short-Term Investments	16.1%
Other assets less liabilities	3.1%

Country Breakdown

Value	Value
United States	58.7%
Japan	7.4%
United Kingdom	2.7%
France	2.7%
Switzerland	2.0%
Germany	1.9%
Australia	1.6%
Netherlands	1.3%
Denmark	0.8%
Sweden	0.4%
Spain	0.5%
Italy	0.5%
Hong Kong	0.2%
Others	3.9%
Short-Term Investments	15.4%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64V2-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64V2-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-GRA-B-0154-0624

Class B

3

Class A

June 30, 2024

AB VPS Balanced Hedged Allocation Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VW-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	MSCI ACWI (net)	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,134	$9,810	$10,196
12/15	$10,301	$9,578	$10,252
12/16	$10,784	$10,331	$10,524
12/17	$12,493	$12,808	$10,897
12/18	$11,722	$11,602	$10,898
12/19	$13,894	$14,688	$11,848
12/20	$15,202	$17,075	$12,737
12/21	$17,289	$20,241	$12,541
12/22	$14,006	$16,524	$10,909
12/23	$15,832	$20,192	$11,512
06/24	$16,643	$22,474	$11,430

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	5.13%	10.43%	4.88%	5.23%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VW-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$164,615,829
# of Portfolio Holdings	28
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$367,208

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$50,837,667	30.9%
iShares Core U.S. Aggregate Bond ETF	$25,675,015	15.6%
Vanguard Total Bond Market ETF	$25,664,210	15.6%
iShares Core MSCI EAFE ETF	$19,561,952	11.9%
iShares Core MSCI Emerging Markets ETF	$10,979,003	6.6%
Vanguard Mid-Cap ETF	$5,447,250	3.3%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$4,779,847	2.9%
Vanguard Real Estate ETF	$4,104,240	2.5%
Vanguard Small-Cap ETF	$3,946,524	2.4%
S&P 500 Index, 4500.00%, due 12/19/25	$2,384,010	1.4%
Total	$153,379,718	93.1%

Portfolio Breakdown

Value	Value
Investment Companies	88.8%
Purchased Options - Calls	4.7%
Inflation-Linked Securities	2.9%
Common Stocks	-%
Purchased Options - Puts	-%
Short-Term Investments	8.7%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VW-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VW-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-BHA-A-0154-0624

Class A

3

Class B

June 30, 2024

AB VPS Balanced Hedged Allocation Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Balanced Hedged Allocation Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VW-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45	0.89%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	MSCI ACWI (net)	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,125	$9,810	$10,196
12/15	$10,256	$9,578	$10,252
12/16	$10,712	$10,331	$10,524
12/17	$12,385	$12,808	$10,897
12/18	$11,591	$11,602	$10,898
12/19	$13,701	$14,688	$11,848
12/20	$14,969	$17,075	$12,737
12/21	$16,969	$20,241	$12,541
12/22	$13,716	$16,524	$10,909
12/23	$15,453	$20,192	$11,512
06/24	$16,241	$22,474	$11,430

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	5.10%	10.28%	4.63%	4.97%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%
Bloomberg U.S. Aggregate Bond Index	- 0.71%	2.63%	- 0.23%	1.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VW-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$164,615,829
# of Portfolio Holdings	28
Portfolio Turnover Rate	1%
Total Advisory Fees Paid	$367,208

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
iShares Core S&P 500 ETF	$50,837,667	30.9%
iShares Core U.S. Aggregate Bond ETF	$25,675,015	15.6%
Vanguard Total Bond Market ETF	$25,664,210	15.6%
iShares Core MSCI EAFE ETF	$19,561,952	11.9%
iShares Core MSCI Emerging Markets ETF	$10,979,003	6.6%
Vanguard Mid-Cap ETF	$5,447,250	3.3%
U.S. Treasury Inflation Index, 0.13%, due 01/15/32	$4,779,847	2.9%
Vanguard Real Estate ETF	$4,104,240	2.5%
Vanguard Small-Cap ETF	$3,946,524	2.4%
S&P 500 Index, 4500.00%, due 12/19/25	$2,384,010	1.4%
Total	$153,379,718	93.1%

Portfolio Breakdown

Value	Value
Investment Companies	88.8%
Purchased Options - Calls	4.7%
Inflation-Linked Securities	2.9%
Common Stocks	-%
Purchased Options - Puts	-%
Short-Term Investments	8.7%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VW-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VW-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

VPS-BHA-B-0154-0624

Class B

3

Class A

June 30, 2024

AB VPS Relative Value Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VH-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.59%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 1000 Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,523	$10,612	$10,478
12/15	$10,702	$10,758	$10,077
12/16	$11,911	$12,045	$11,824
12/17	$14,165	$14,675	$13,440
12/18	$13,371	$14,031	$12,329
12/19	$16,568	$18,449	$15,601
12/20	$17,019	$21,844	$16,037
12/21	$21,811	$28,114	$20,072
12/22	$20,897	$23,023	$18,559
12/23	$23,410	$29,075	$20,686
06/24	$25,458	$33,521	$22,057

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	8.74%	17.49%	10.77%	9.79%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.63%	13.06%	9.01%	8.23%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VH-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$891,969,286
# of Portfolio Holdings	70
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,395,358

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$33,170,640	3.7%
Walmart, Inc.	$32,250,273	3.6%
Regeneron Pharmaceuticals, Inc.	$32,207,763	3.6%
Wells Fargo & Co.	$31,305,004	3.5%
Berkshire Hathaway, Inc. - Class B	$31,056,739	3.5%
Elevance Health, Inc.	$30,486,669	3.4%
QUALCOMM, Inc.	$26,479,388	3.0%
Philip Morris International, Inc.	$26,163,812	2.9%
Cencora, Inc.	$24,573,246	2.8%
Fiserv, Inc.	$23,414,780	2.6%
Total	$291,108,314	32.6%

Sector Allocation

Value	Value
Financials	20.4%
Health Care	18.3%
Industrials	17.3%
Information Technology	9.5%
Energy	8.5%
Consumer Staples	7.4%
Communication Services	5.7%
Consumer Discretionary	4.7%
Materials	3.6%
Real Estate	1.0%
Short-Term Investments	3.5%
Other assets less liabilities	0.1%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VH-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VH-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-RV-A-0154-0624

Class A

3

Class B

June 30, 2024

AB VPS Relative Value Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Relative Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VH-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.84%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 1000 Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,509	$10,612	$10,478
12/15	$10,658	$10,758	$10,077
12/16	$11,838	$12,045	$11,824
12/17	$14,040	$14,675	$13,440
12/18	$13,219	$14,031	$12,329
12/19	$16,340	$18,449	$15,601
12/20	$16,745	$21,844	$16,037
12/21	$21,406	$28,114	$20,072
12/22	$20,460	$23,023	$18,559
12/23	$22,858	$29,075	$20,686
06/24	$24,828	$33,521	$22,057

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	8.62%	17.17%	10.49%	9.52%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.63%	13.06%	9.01%	8.23%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VH-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$891,969,286
# of Portfolio Holdings	70
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$2,395,358

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
JPMorgan Chase & Co.	$33,170,640	3.7%
Walmart, Inc.	$32,250,273	3.6%
Regeneron Pharmaceuticals, Inc.	$32,207,763	3.6%
Wells Fargo & Co.	$31,305,004	3.5%
Berkshire Hathaway, Inc. - Class B	$31,056,739	3.5%
Elevance Health, Inc.	$30,486,669	3.4%
QUALCOMM, Inc.	$26,479,388	3.0%
Philip Morris International, Inc.	$26,163,812	2.9%
Cencora, Inc.	$24,573,246	2.8%
Fiserv, Inc.	$23,414,780	2.6%
Total	$291,108,314	32.6%

Sector Allocation

Value	Value
Financials	20.4%
Health Care	18.3%
Industrials	17.3%
Information Technology	9.5%
Energy	8.5%
Consumer Staples	7.4%
Communication Services	5.7%
Consumer Discretionary	4.7%
Materials	3.6%
Real Estate	1.0%
Short-Term Investments	3.5%
Other assets less liabilities	0.1%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VH-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VH-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

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Fund Information

VPS-RV-B-0154-0624

Class B

3

Class A

June 30, 2024

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Fund Information

AB VPS International Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VF-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.85%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	MSCI EAFE Index (net)
06/14	$10,000	$10,000
12/14	$9,006	$9,076
12/15	$9,240	$9,002
12/16	$9,193	$9,092
12/17	$11,530	$11,369
12/18	$8,903	$9,801
12/19	$10,428	$11,958
12/20	$10,686	$12,893
12/21	$11,870	$14,345
12/22	$10,254	$12,272
12/23	$11,808	$14,510
06/24	$12,343	$15,285

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	4.53%	6.47%	4.95%	2.13%
MSCI EAFE Index (net)	5.34%	11.54%	6.46%	4.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VF-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$281,334,254
# of Portfolio Holdings	64
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,009,464

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	16.0%
Industrials	11.7%
Consumer Discretionary	11.4%
Health Care	10.2%
Consumer Staples	10.2%
Materials	9.5%
Information Technology	8.7%
Communication Services	8.3%
Energy	6.6%
Utilities	3.6%
Short-Term Investments	8.9%
Other assets less liabilities	- 5.1%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$9,931,792	3.5%
Roche Holding AG	$8,579,954	3.1%
Nestle SA	$7,474,490	2.7%
NatWest Group PLC	$7,244,515	2.6%
Resona Holdings, Inc.	$6,765,894	2.4%
Deutsche Telekom AG	$6,751,497	2.4%
Tokyo Electron Ltd.	$6,523,232	2.3%
Sony Group Corp.	$6,348,974	2.2%
Koninklijke Ahold Delhaize NV	$6,278,711	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,192,171	2.2%
Total	$72,091,230	25.6%

Country Breakdown

Value	Value
Japan	18.7%
United States	16.9%
United Kingdom	12.7%
France	8.5%
Netherlands	8.2%
Germany	7.5%
Switzerland	5.8%
Hong Kong	2.6%
South Korea	2.6%
Taiwan	2.2%
Portugal	2.0%
Austria	1.9%
Canada	1.7%
Others	5.9%
Short-Term Investments	2.8%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VF-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VF-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-IV-A-0154-0624

Class A

3

Class B

June 30, 2024

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Fund Information

AB VPS International Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS International Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VF-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$55	1.09%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	MSCI EAFE Index (net)
06/14	$10,000	$10,000
12/14	$8,991	$9,076
12/15	$9,207	$9,002
12/16	$9,133	$9,092
12/17	$11,425	$11,369
12/18	$8,800	$9,801
12/19	$10,278	$11,958
12/20	$10,505	$12,893
12/21	$11,645	$14,345
12/22	$10,039	$12,272
12/23	$11,528	$14,510
06/24	$12,037	$15,285

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	4.42%	6.23%	4.69%	1.87%
MSCI EAFE Index (net)	5.34%	11.54%	6.46%	4.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VF-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$281,334,254
# of Portfolio Holdings	64
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$1,009,464

Graphical Representation of Holdings

Sector Allocation

Value	Value
Financials	16.0%
Industrials	11.7%
Consumer Discretionary	11.4%
Health Care	10.2%
Consumer Staples	10.2%
Materials	9.5%
Information Technology	8.7%
Communication Services	8.3%
Energy	6.6%
Utilities	3.6%
Short-Term Investments	8.9%
Other assets less liabilities	- 5.1%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Shell PLC	$9,931,792	3.5%
Roche Holding AG	$8,579,954	3.1%
Nestle SA	$7,474,490	2.7%
NatWest Group PLC	$7,244,515	2.6%
Resona Holdings, Inc.	$6,765,894	2.4%
Deutsche Telekom AG	$6,751,497	2.4%
Tokyo Electron Ltd.	$6,523,232	2.3%
Sony Group Corp.	$6,348,974	2.2%
Koninklijke Ahold Delhaize NV	$6,278,711	2.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	$6,192,171	2.2%
Total	$72,091,230	25.6%

Country Breakdown

Value	Value
Japan	18.7%
United States	16.9%
United Kingdom	12.7%
France	8.5%
Netherlands	8.2%
Germany	7.5%
Switzerland	5.8%
Hong Kong	2.6%
South Korea	2.6%
Taiwan	2.2%
Portugal	2.0%
Austria	1.9%
Canada	1.7%
Others	5.9%
Short-Term Investments	2.8%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VF-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VF-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-IV-B-0154-0624

Class B

3

Class A

June 30, 2024

AB VPS Large Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VL-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.64%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 1000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$10,922	$10,612	$10,634
12/15	$12,135	$10,758	$11,237
12/16	$12,454	$12,045	$12,032
12/17	$16,438	$14,675	$15,667
12/18	$16,862	$14,031	$15,430
12/19	$22,712	$18,449	$21,045
12/20	$30,771	$21,844	$29,146
12/21	$39,686	$28,114	$37,189
12/22	$28,372	$23,023	$26,354
12/23	$38,339	$29,075	$37,601
06/24	$45,847	$33,521	$45,384

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	19.59%	31.59%	17.53%	16.45%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VL-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$903,554,359
# of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,501,139

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$87,194,532	9.6%
Microsoft Corp.	$85,656,627	9.5%
Amazon.com, Inc.	$55,985,491	6.2%
Alphabet, Inc. - Class C	$51,173,080	5.7%
Meta Platforms, Inc. - Class A	$44,055,214	4.9%
Visa, Inc. - Class A	$35,351,034	3.9%
Costco Wholesale Corp.	$28,742,412	3.2%
Eli Lilly & Co.	$27,111,604	3.0%
Vertex Pharmaceuticals, Inc.	$26,501,429	2.9%
Intuitive Surgical, Inc.	$25,942,317	2.9%
Total	$467,713,740	51.8%

Sector Allocation

Value	Value
Information Technology	36.0%
Health Care	18.6%
Consumer Discretionary	13.6%
Communication Services	13.4%
Consumer Staples	6.2%
Industrials	5.7%
Financials	3.9%
Materials	1.2%
Short-Term Investments	1.4%
Other assets less liabilities	0.0%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VL-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VL-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-LCG-A-0154-0624

Class A

3

Class B

June 30, 2024

AB VPS Large Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Large Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VL-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$49	0.89%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 1000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$10,907	$10,612	$10,634
12/15	$12,091	$10,758	$11,237
12/16	$12,376	$12,045	$12,032
12/17	$16,295	$14,675	$15,667
12/18	$16,674	$14,031	$15,430
12/19	$22,403	$18,449	$21,045
12/20	$30,277	$21,844	$29,146
12/21	$38,952	$28,114	$37,189
12/22	$27,778	$23,023	$26,354
12/23	$37,441	$29,075	$37,601
06/24	$44,721	$33,521	$45,384

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	19.44%	31.26%	17.24%	16.16%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VL-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$903,554,359
# of Portfolio Holdings	51
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,501,139

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$87,194,532	9.6%
Microsoft Corp.	$85,656,627	9.5%
Amazon.com, Inc.	$55,985,491	6.2%
Alphabet, Inc. - Class C	$51,173,080	5.7%
Meta Platforms, Inc. - Class A	$44,055,214	4.9%
Visa, Inc. - Class A	$35,351,034	3.9%
Costco Wholesale Corp.	$28,742,412	3.2%
Eli Lilly & Co.	$27,111,604	3.0%
Vertex Pharmaceuticals, Inc.	$26,501,429	2.9%
Intuitive Surgical, Inc.	$25,942,317	2.9%
Total	$467,713,740	51.8%

Sector Allocation

Value	Value
Information Technology	36.0%
Health Care	18.6%
Consumer Discretionary	13.6%
Communication Services	13.4%
Consumer Staples	6.2%
Industrials	5.7%
Financials	3.9%
Materials	1.2%
Short-Term Investments	1.4%
Other assets less liabilities	0.0%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VL-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VL-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-LCG-B-0154-0624

Class B

3

Class A

June 30, 2024

AB VPS Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VS-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 2000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$9,642	$10,612	$10,331
12/15	$9,521	$10,758	$10,189
12/16	$10,137	$12,045	$11,342
12/17	$13,596	$14,675	$13,856
12/18	$13,474	$14,031	$12,566
12/19	$18,379	$18,449	$16,145
12/20	$28,301	$21,844	$21,737
12/21	$30,978	$28,114	$22,353
12/22	$18,867	$23,023	$16,461
12/23	$22,267	$29,075	$19,533
06/24	$23,739	$33,521	$20,400

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	6.61%	8.12%	6.15%	9.03%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index	4.44%	9.14%	6.17%	7.39%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VS-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$56,427,880
# of Portfolio Holdings	97
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$115,345

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Fabrinet	$1,176,216	2.1%
SPS Commerce, Inc.	$1,074,017	1.9%
SPX Technologies, Inc.	$1,046,719	1.9%
Altair Engineering, Inc. - Class A	$982,369	1.7%
Boot Barn Holdings, Inc.	$982,318	1.7%
PROCEPT BioRobotics Corp.	$926,735	1.6%
Leonardo DRS, Inc.	$910,324	1.6%
MACOM Technology Solutions Holdings, Inc.	$887,636	1.6%
TechnipFMC PLC	$864,885	1.5%
StepStone Group, Inc. - Class A	$856,629	1.5%
Total	$9,707,848	17.1%

Sector Allocation

Value	Value
Information Technology	24.0%
Health Care	22.1%
Industrials	19.0%
Consumer Discretionary	14.4%
Financials	6.1%
Energy	5.3%
Consumer Staples	5.1%
Materials	2.1%
Real Estate	1.0%
Short-Term Investments	2.3%
Other assets less liabilities	- 1.4%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VS-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VS-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-SCG-A-0154-0624

Class A

3

Class B

June 30, 2024

AB VPS Small Cap Growth Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Small Cap Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VS-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.15%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 2000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$9,630	$10,612	$10,331
12/15	$9,482	$10,758	$10,189
12/16	$10,072	$12,045	$11,342
12/17	$13,474	$14,675	$13,856
12/18	$13,325	$14,031	$12,566
12/19	$18,122	$18,449	$16,145
12/20	$27,843	$21,844	$21,737
12/21	$30,405	$28,114	$22,353
12/22	$18,467	$23,023	$16,461
12/23	$21,740	$29,075	$19,533
06/24	$23,159	$33,521	$20,400

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	6.52%	7.88%	5.89%	8.76%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index	4.44%	9.14%	6.17%	7.39%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VS-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$56,427,880
# of Portfolio Holdings	97
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$115,345

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Fabrinet	$1,176,216	2.1%
SPS Commerce, Inc.	$1,074,017	1.9%
SPX Technologies, Inc.	$1,046,719	1.9%
Altair Engineering, Inc. - Class A	$982,369	1.7%
Boot Barn Holdings, Inc.	$982,318	1.7%
PROCEPT BioRobotics Corp.	$926,735	1.6%
Leonardo DRS, Inc.	$910,324	1.6%
MACOM Technology Solutions Holdings, Inc.	$887,636	1.6%
TechnipFMC PLC	$864,885	1.5%
StepStone Group, Inc. - Class A	$856,629	1.5%
Total	$9,707,848	17.1%

Sector Allocation

Value	Value
Information Technology	24.0%
Health Care	22.1%
Industrials	19.0%
Consumer Discretionary	14.4%
Financials	6.1%
Energy	5.3%
Consumer Staples	5.1%
Materials	2.1%
Real Estate	1.0%
Short-Term Investments	2.3%
Other assets less liabilities	- 1.4%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VS-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VS-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-SCG-B-0154-0624

Class B

3

Class A

June 30, 2024

AB VPS Discovery Value Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VQ-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.80%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	S&P 500 Index	Russell 2500 Index	Russell 2500 Value Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,071	$10,612	$10,707	$9,930
12/15	$9,518	$10,758	$10,396	$9,385
12/16	$11,906	$12,045	$12,225	$11,750
12/17	$13,472	$14,675	$14,280	$12,967
12/18	$11,447	$14,031	$12,852	$11,365
12/19	$13,747	$18,449	$16,420	$14,043
12/20	$14,211	$21,844	$19,703	$14,728
12/21	$19,319	$28,114	$23,286	$18,819
12/22	$16,300	$23,023	$19,008	$16,357
12/23	$19,100	$29,075	$22,320	$18,971
06/24	$19,574	$33,521	$22,844	$19,256

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	2.48%	12.32%	8.45%	6.95%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Russell 2500 Value Index	1.50%	11.24%	8.01%	6.77%

The Fund’s past performance is not a good predictor of the Fund’s future performance.The primary broad-based index used for comparison with the Fund’s performance has changed from the Russell 2500 Value Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 2500 Value Index, which more closely reflects the market segment in which the Fund invests, is the Fund’s secondary benchmark, replacing the Russell 2500 Index as the secondary benchmark. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.abfunds.com/link/AB/64VQ-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$684,823,308
# of Portfolio Holdings	96
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,607,501

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
MasTec, Inc.	$10,900,248	1.6%
Jones Lang LaSalle, Inc.	$10,709,047	1.6%
First Citizens BancShares, Inc./NC - Class A	$10,628,630	1.5%
ArcBest Corp.	$10,041,320	1.5%
ADT, Inc.	$9,807,754	1.4%
Nexstar Media Group, Inc.	$9,761,886	1.4%
BorgWarner, Inc.	$9,726,196	1.4%
Cameco Corp.	$9,692,400	1.4%
AutoNation, Inc.	$9,681,538	1.4%
Fluor Corp.	$9,410,284	1.4%
Total	$100,359,303	14.6%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.8%
Consumer Discretionary	16.8%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.4%
Health Care	5.4%
Materials	3.3%
Utilities	2.7%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	0.8%
Other assets less liabilities	- 0.2%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VQ-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VQ-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Please scan QR code for

Fund Information

VPS-DV-A-0154-0624

Class A

3

Class B

June 30, 2024

AB VPS Discovery Value Portfolio

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Fund Information

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Discovery Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VQ-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	1.05%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	S&P 500 Index	Russell 2500 Index	Russell 2500 Value Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,059	$10,612	$10,707	$9,930
12/15	$9,486	$10,758	$10,396	$9,385
12/16	$11,838	$12,045	$12,225	$11,750
12/17	$13,359	$14,675	$14,280	$12,967
12/18	$11,316	$14,031	$12,852	$11,365
12/19	$13,568	$18,449	$16,420	$14,043
12/20	$13,982	$21,844	$19,703	$14,728
12/21	$18,960	$28,114	$23,286	$18,819
12/22	$15,961	$23,023	$19,008	$16,357
12/23	$18,652	$29,075	$22,320	$18,971
06/24	$19,102	$33,521	$22,844	$19,256

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	2.41%	12.09%	8.18%	6.69%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2500 Index	2.35%	10.47%	8.31%	7.99%
Russell 2500 Value Index	1.50%	11.24%	8.01%	6.77%

The Fund’s past performance is not a good predictor of the Fund’s future performance.The primary broad-based index used for comparison with the Fund’s performance has changed from the Russell 2500 Value Index to the S&P 500 Index to comply with new regulations that require the Fund’s primary benchmark to reflect the overall market in which the Fund may invest. The Fund’s previous primary benchmark, the Russell 2500 Value Index, which more closely reflects the market segment in which the Fund invests, is the Fund’s secondary benchmark, replacing the Russell 2500 Index as the secondary benchmark. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit https://www.abfunds.com/link/AB/64VQ-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$684,823,308
# of Portfolio Holdings	96
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$2,607,501

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
MasTec, Inc.	$10,900,248	1.6%
Jones Lang LaSalle, Inc.	$10,709,047	1.6%
First Citizens BancShares, Inc./NC - Class A	$10,628,630	1.5%
ArcBest Corp.	$10,041,320	1.5%
ADT, Inc.	$9,807,754	1.4%
Nexstar Media Group, Inc.	$9,761,886	1.4%
BorgWarner, Inc.	$9,726,196	1.4%
Cameco Corp.	$9,692,400	1.4%
AutoNation, Inc.	$9,681,538	1.4%
Fluor Corp.	$9,410,284	1.4%
Total	$100,359,303	14.6%

Sector Allocation

Value	Value
Industrials	21.3%
Financials	19.8%
Consumer Discretionary	16.8%
Information Technology	12.7%
Real Estate	7.1%
Energy	5.4%
Health Care	5.4%
Materials	3.3%
Utilities	2.7%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	0.8%
Other assets less liabilities	- 0.2%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VQ-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VQ-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

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Fund Information

VPS-DV-B-0154-0624

Class B

3

Class A

June 30, 2024

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Fund Information

AB VPS Sustainable Global Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VA-A-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class A	MSCI ACWI (net)
06/14	$10,000	$10,000
12/14	$9,741	$9,810
12/15	$10,022	$9,578
12/16	$9,960	$10,331
12/17	$13,612	$12,808
12/18	$12,278	$11,602
12/19	$15,981	$14,688
12/20	$22,279	$17,075
12/21	$27,374	$20,241
12/22	$19,988	$16,524
12/23	$23,188	$20,192
06/24	$24,551	$22,474

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class A	5.88%	9.77%	10.52%	9.40%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VA-A-S for the most recent performance information.

Class A

1

Key Fund Statistics

Net Assets	$168,806,648
# of Portfolio Holdings	52
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$581,810

Graphical Representation of Holdings

Sector Allocation

Value	Value
Information Technology	41.5%
Health Care	16.5%
Industrials	16.5%
Financials	14.7%
Consumer Staples	3.9%
Utilities	2.7%
Consumer Discretionary	2.6%
Energy	0.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$5,964,511	3.5%
Microsoft Corp.	$5,831,803	3.5%
Waste Management, Inc.	$5,170,508	3.1%
Visa, Inc. - Class A	$5,010,552	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,799,673	2.8%
NextEra Energy, Inc.	$4,562,713	2.7%
Flex Ltd.	$4,342,697	2.6%
Adobe, Inc.	$4,189,327	2.5%
ASML Holding NV	$4,106,219	2.4%
Fair Isaac Corp.	$4,086,372	2.4%
Total	$48,064,375	28.5%

Country Breakdown

Value	Value
United States	68.7%
United Kingdom	7.4%
Switzerland	3.2%
Germany	3.0%
Taiwan	2.8%
Netherlands	2.4%
Japan	2.1%
Brazil	1.9%
India	1.7%
Indonesia	1.6%
Canada	1.4%
Hong Kong	1.3%
Norway	0.9%
Others	1.0%
Short-Term Investments	0.6%

Class A

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VA-A-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VA-A-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

VPS-SGT-A-0154-0624

Class A

3

Class B

June 30, 2024

SCAN ME

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Fund Information

AB VPS Sustainable Global Thematic Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB VPS Sustainable Global Thematic Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/64VA-B-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.15%

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund and a broad-based securities market index over the most recently completed 10 fiscal years of the Fund. The Fund's performance assumes the reinvestment of dividends.

	Class B	MSCI ACWI (net)
06/14	$10,000	$10,000
12/14	$9,729	$9,810
12/15	$9,986	$9,578
12/16	$9,899	$10,331
12/17	$13,492	$12,808
12/18	$12,145	$11,602
12/19	$15,762	$14,688
12/20	$21,922	$17,075
12/21	$26,870	$20,241
12/22	$19,570	$16,524
12/23	$22,643	$20,192
06/24	$23,941	$22,474

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Class B	5.73%	9.47%	10.25%	9.12%
MSCI ACWI (net)	11.30%	19.38%	10.76%	8.43%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit https://www.abfunds.com/link/AB/64VA-B-S for the most recent performance information.

Class B

1

Key Fund Statistics

Net Assets	$168,806,648
# of Portfolio Holdings	52
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$581,810

Graphical Representation of Holdings

Sector Allocation

Value	Value
Information Technology	41.5%
Health Care	16.5%
Industrials	16.5%
Financials	14.7%
Consumer Staples	3.9%
Utilities	2.7%
Consumer Discretionary	2.6%
Energy	0.6%
Short-Term Investments	0.6%
Other assets less liabilities	0.4%

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
NVIDIA Corp.	$5,964,511	3.5%
Microsoft Corp.	$5,831,803	3.5%
Waste Management, Inc.	$5,170,508	3.1%
Visa, Inc. - Class A	$5,010,552	3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	$4,799,673	2.8%
NextEra Energy, Inc.	$4,562,713	2.7%
Flex Ltd.	$4,342,697	2.6%
Adobe, Inc.	$4,189,327	2.5%
ASML Holding NV	$4,106,219	2.4%
Fair Isaac Corp.	$4,086,372	2.4%
Total	$48,064,375	28.5%

Country Breakdown

Value	Value
United States	68.7%
United Kingdom	7.4%
Switzerland	3.2%
Germany	3.0%
Taiwan	2.8%
Netherlands	2.4%
Japan	2.1%
Brazil	1.9%
India	1.7%
Indonesia	1.6%
Canada	1.4%
Hong Kong	1.3%
Norway	0.9%
Others	1.0%
Short-Term Investments	0.6%

Class B

2

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/64VA-B-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/64VA-B-S. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

VPS-SGT-B-0154-0624

Class B

3

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB BALANCED HEDGED ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company		Shares	U.S. $ Value

INVESTMENT COMPANIES–88.8%
FUNDS AND INVESTMENT TRUSTS–88.8%(a)
iShares Core MSCI EAFE ETF		269,300	$19,561,952
iShares Core MSCI Emerging Markets ETF		205,100	10,979,003
iShares Core S&P 500 ETF		92,900	50,837,667
iShares Core U.S. Aggregate Bond ETF		264,500	25,675,015
Vanguard Mid-Cap ETF(b)		22,500	5,447,250
Vanguard Real Estate ETF(b)		49,000	4,104,240
Vanguard Small-Cap ETF(b)		18,100	3,946,524
Vanguard Total Bond Market ETF		356,200	25,664,210

Total Investment Companies (cost $135,757,644)			146,215,861

	Notional Amount
PURCHASED OPTIONS–CALLS–4.7%
OPTIONS ON EQUITY INDICES–4.7%
S&P 500 Index Expiration: Dec 2025; Contracts: 19; Exercise Price: USD 4,700.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	8,930,000	2,208,845
S&P 500 Index Expiration: Dec 2025; Contracts: 18; Exercise Price: USD 4,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	8,100,000	2,384,010
S&P 500 Index Expiration: Dec 2025; Contracts: 9; Exercise Price: USD 4,800.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,320,000	975,285

S&P 500 Index Expiration: Dec 2025; Contracts: 8; Exercise Price: USD 5,000.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,000,000	744,400
S&P 500 Index Expiration: Dec 2025; Contracts: 7; Exercise Price: USD 4,900.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	3,430,000	704,410
S&P 500 Index Expiration: Dec 2025; Contracts: 6; Exercise Price: USD 4,600.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	2,760,000	745,890

Total Purchased Options–Calls (premiums paid $3,439,168)			7,762,840

	Principal Amount (000)
INFLATION-LINKED SECURITIES–2.9%
UNITED STATES–2.9%
U.S. Treasury Inflation Index 0.125%, 01/15/2032(d) (cost $5,537,103)	U.S.$	5,512	4,779,847

	Notional Amount
PURCHASED OPTIONS–PUTS–1.0%
OPTIONS ON EQUITY INDICES–1.0%
S&P 500 Index Expiration: Dec 2025; Contracts: 42; Exercise Price: USD 4,600.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	19,320,000	472,080

1

BALANCED HEDGED ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2025; Contracts: 19; Exercise Price: USD 4,700.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	8,930,000	$237,595
S&P 500 Index Expiration: Dec 2025; Contracts: 18; Exercise Price: USD 4,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	8,100,000	181,800
S&P 500 Index Expiration: Dec 2025; Contracts: 15; Exercise Price: USD 4,400.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	6,600,000	136,275
S&P 500 Index Expiration: Dec 2025; Contracts: 9; Exercise Price: USD 4,800.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,320,000	125,190
S&P 500 Index Expiration: Dec 2025; Contracts: 8; Exercise Price: USD 5,000.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,000,000	137,400
S&P 500 Index Expiration: Dec 2025; Contracts: 7; Exercise Price: USD 4,900.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	3,430,000	108,255
S&P 500 Index Expiration: Dec 2026; Contracts: 6; Exercise Price: USD 5,300.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	3,180,000	184,740

Total Purchased Options–Puts (premiums paid $4,506,531)			1,583,335

COMMON STOCKS–0.0%
ENERGY–0.0%
OIL, GAS & CONSUMABLE FUELS–0.0%
Gazprom PJSC(c)(e)(f)		31,460	–0	–
LUKOIL PJSC(e)(f)(g)		790	–0	–

			–0	–

MATERIALS–0.0%
METALS & MINING–0.0%
MMC Norilsk Nickel PJSC (ADR)(c)(e)(f)		2,540	–0	–

Total Common Stocks (cost $272,696)			–0	–

SHORT-TERM INVESTMENTS–3.0%
INVESTMENT COMPANIES–3.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(a)(h)(i) (cost $4,975,127)		4,975,127	$4,975,127

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.4% (cost $154,488,269)			165,317,010

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–5.7%
INVESTMENT COMPANIES–5.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(a)(h)(i) (cost $9,336,860)		9,336,860	9,336,860

TOTAL INVESTMENTS–106.1% (cost $163,825,129)			174,653,870
Other assets less liabilities–(6.1)%			(10,038,041)

NET ASSETS–100.0%			$164,615,829

2

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Futures	6	September 2024	619,500	$(5,329)
MSCI EAFE Futures	42	September 2024	4,920,720	(25,082)
MSCI Emerging Markets Futures	42	September 2024	2,285,220	18,366
S&P Mid 400 E-Mini Futures	3	September 2024	887,430	(8,735)
U.S. Long Bond (CBT) Futures	50	September 2024	5,915,625	68,817
U.S. T-Note 10 Yr (CBT) Futures	516	September 2024	56,751,938	407,677

Sold Contracts
S&P 500 E-Mini Futures	21	September 2024	5,797,575	(17,577)

				$438,137

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Non-income producing security.

(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
LUKOIL PJSC	06/29/2018	$61,154	$0	0.00%

(h)	Affiliated investments.

(i)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

EAFE—Europe, Australia, and Far East

ETF—Exchange Traded Fund

MSCI—Morgan Stanley Capital International

PJSC—Public Joint Stock Company

See notes to financial statements.

3

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $149,513,142)	$160,341,883	(a)
Affiliated issuers (cost $14,311,987—including investment of cash collateral for securities loaned of $9,336,860)	14,311,987
Foreign currencies, at value (cost $1,313)	1,285
Unaffiliated dividends and interest receivable	105,822
Affiliated dividends receivable	22,203
Receivable for capital stock sold	10,930
Receivable due from Adviser	965
Other assets	147,067

Total assets	174,942,142

LIABILITIES
Payable for collateral received on securities loaned	9,336,860
Payable for capital stock redeemed	402,477
Payable for variation margin on futures	147,939
Advisory fee payable	57,260
Distribution fee payable	28,824
Administrative fee payable	22,233
Foreign capital gains tax payable	5,943
Transfer Agent fee payable	112
Accrued expenses	324,665

Total liabilities	10,326,313

NET ASSETS	$164,615,829

COMPOSITION OF NET ASSETS
Capital stock, at par	$18,125
Additional paid-in capital	150,902,396
Distributable earnings	13,695,308

NET ASSETS	$164,615,829

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$15,571,355	1,686,465	$9.23

B	$149,044,474	16,438,158	$9.07

(a) Includes securities on loan with a value of $13,340,734 (see Note E).

See notes to financial statements.

4

BALANCED HEDGED ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $646)	$1,663,239
Affiliated issuers	167,591
Interest	112,031
Securities lending income	11,515

1,954,376

EXPENSES
Advisory fee (see Note B)	374,837
Distribution fee—Class B	188,894
Transfer agency—Class A	234
Transfer agency—Class B	2,284
Administrative	42,476
Audit and tax	34,208
Custody and accounting	30,750
Printing	22,445
Legal	15,473
Directors’ fees	11,421
Miscellaneous	8,897

Total expenses	731,919
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(7,629)

Net expenses	724,290

Net investment income	1,230,086

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,168,626
Futures	941,915
Foreign currency transactions	(128)
Net change in unrealized appreciation (depreciation) of:
Investments	6,796,894
Futures	(2,934,488)
Foreign currency denominated assets and liabilities	(36)

Net gain on investment and foreign currency transactions	6,972,783

NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,202,869

See notes to financial statements.

5

BALANCED HEDGED ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,230,086		$2,924,139
Net realized gain (loss) on investment and foreign currency transactions	3,110,413		(6,050,458)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	3,862,370		23,831,462

Net increase in net assets from operations	8,202,869		20,705,143
Distributions to Shareholders
Class A	–0	–	(978,634)
Class B	–0	–	(9,515,346)
CAPITAL STOCK TRANSACTIONS
Net decrease	(16,427,925)		(14,760,704)

Total decrease	(8,225,056)		(4,549,541)
NET ASSETS
Beginning of period	172,840,885		177,390,426

End of period	$164,615,829		$172,840,885

See notes to financial statements.

6

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Balanced Hedged Allocation Portfolio (the “Portfolio”) (formerly known as AB Balanced Wealth Strategy Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with the determination of AllianceBernstein L.P. (the “Adviser”) of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk

8

AB Variable Products Series Fund

of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Investment Companies	$146,215,861		$–0	–	$–0	–	$146,215,861
Purchased Options—Calls	–0	–	7,762,840		–0	–	7,762,840
Inflation-Linked Securities	–0	–	4,779,847		–0	–	4,779,847
Purchased Options—Puts	–0	–	1,583,335		–0	–	1,583,335
Common Stocks	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	4,975,127		–0	–	–0	–	4,975,127
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,336,860		–0	–	–0	–	9,336,860

Total Investments in Securities	160,527,848		14,126,022		0	(a)	174,653,870
Other Financial Instruments(b):
Assets:
Futures	494,860		–0	–	–0	–	494,860	(c)
Liabilities:
Futures	(56,723)		–0	–	–0	–	(56,723	)(c)

Total	$160,965,985		$14,126,022		$0	(a)	$175,092,007

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

9

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .425% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .75% and 1.00% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2024, there was no such reimbursement. This fee waiver and/or expense reimbursement agreement extends through May 1, 2025 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $42,476.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $4,703.

10

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,353	$17,514	$22,892	$4,975	$168
Government Money Market Portfolio*	6,202	189,001	185,866	9,337	4

Total				$14,312	$172

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$926,705		$12,546,048
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$19,715,420
Gross unrealized depreciation	(8,448,542)

Net unrealized appreciation	$11,266,878

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other

11

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2024, the Portfolio held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2024, the Portfolio held purchased options for hedging and non-hedging purposes.

12

AB Variable Products Series Fund

During the six months ended June 30, 2024, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$476,494	*

Equity contracts	Receivable for variation margin on futures	18,366	*	Payable for variation margin on futures	$56,723	*

Equity contracts	Investments in securities, at value	9,346,175

Total		$9,841,035			$56,723

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(343,660)		$(1,927,195)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,285,575		(1,007,293)

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	–0	–	1,291,190

Total		$941,915		$(1,643,298)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2024:

Futures:
Average notional amount of buy contracts	$72,336,432
Average notional amount of sale contracts	$2,783,324	(a)
Purchased Options:
Average notional amount	$84,408,571

(a)	Positions were open for five months during the period.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or

13

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$13,340,734	$9,336,860	$4,334,491	$7,876	$3,639	$2,926

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	56,481		15,409	$495,543		$134,466
Shares issued in reinvestment of dividends and distributions	–0	–	117,766	–0	–	978,634
Shares redeemed	(174,798)		(289,545)	(1,540,355)		(2,475,377)

Net decrease	(118,317)		(156,370)	$(1,044,812)		$(1,362,277)

Class B
Shares sold	218,568		503,184	$1,899,054		$4,219,796
Shares issued on reinvestment of dividends and distributions	–0	–	1,163,245	–0	–	9,515,346
Shares redeemed	(1,968,439)		(3,256,453)	(17,282,167)		(27,133,569)

Net decrease	(1,749,871)		(1,590,024)	$(15,383,113)		$(13,398,427)

14

AB Variable Products Series Fund

At June 30, 2024, certain shareholders of the Portfolio owned 70% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among the different investment styles, such as growth or value, equity or debt securities, or U.S. or non-U.S. securities may have a more significant effect on the Portfolio’s net asset value, or NAV, when one of these investment strategies is performing more poorly than others.

ETF Risk—ETFs, are investment companies and are subject to market and selection risk. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce the Portfolio’s returns.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (“junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

15

BALANCED HEDGED ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Real Assets Risk—The Portfolio’s investments in securities linked to real assets involve significant risks, including financial, operating, and competitive risks. Investments in securities linked to real assets expose the Portfolio to adverse macroeconomic conditions, such as a rise in interest rates or a downturn in the economy in which the asset is located. Changes in inflation rates or in the market’s inflation expectations may adversely affect the market value of inflation-sensitive equities. The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$1,598,559	$8,298,483
Net long-term capital gains	8,895,421	18,285,298

Total taxable distributions paid	$10,493,980	$26,583,781

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,667,559
Undistributed capital gains	1,628,849
Other losses	(4,831,773	)(a)
Unrealized appreciation (depreciation)	4,033,747	(b)

Total accumulated earnings (deficit)	$5,498,382

(a)	As of December 31, 2023, the cumulative deferred loss on straddles was $4,831,773.

16

AB Variable Products Series Fund

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

17

BALANCED HEDGED ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.78	$8.28	$11.75	$10.61	$10.24	$10.10

Income From Investment Operations
Net investment income(a)(b)	.08	.16	.15	.16	.13	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.37	.89	(2.25)	1.29	.78	1.58
Contributions from Affiliates	–0	–	–0	–	.00	(c)	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.45	1.05	(2.10)	1.45	.91	1.77

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.10)	(.35)	(.06)	(.24)	(.29)
Distributions from net realized gain on investment transactions	–0	–	(.45)	(1.02)	(.25)	(.30)	(1.34)

Total dividends and distributions	–0	–	(.55)	(1.37)	(.31)	(.54)	(1.63)

Net asset value, end of period	$9.23	$8.78	$8.28	$11.75	$10.61	$10.24

Total Return
Total investment return based on net asset value(d)*	5.13%	13.04%	(18.99)%	13.73%	9.41%	18.53%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,572	$15,843	$16,241	$21,879	$21,252	$24,347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.64	%^	.69%	.63%	.56%	.55%	.55%
Expenses, before waivers/reimbursements(e)(f)‡	.65	%^	.70%	.71%	.75%	.77%	.75%
Net investment income(b)	1.71	%^	1.92%	1.50%	1.43%	1.38%	1.81%
Portfolio turnover rate	1%	4%	135	%**	63	%**	66	%**	63	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.09%	.20%	.22%	.22%

See footnote summary on page 20.

18

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.63	$8.15	$11.58	$10.47	$10.10	$9.98

Income From Investment Operations
Net investment income(a)(b)	.06	.14	.12	.13	.11	.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.38	.87	(2.22)	1.26	.78	1.56
Contributions from Affiliates	–0	–	–0	–	.00	(c)	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.44	1.01	(2.10)	1.39	.89	1.72

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.08)	(.31)	(.03)	(.22)	(.26)
Distributions from net realized gain on investment transactions	–0	–	(.45)	(1.02)	(.25)	(.30)	(1.34)

Total dividends and distributions	–0	–	(.53)	(1.33)	(.28)	(.52)	(1.60)

Net asset value, end of period	$9.07	$8.63	$8.15	$11.58	$10.47	$10.10

Total Return
Total investment return based on net asset value(d)*	5.10%	12.66%	(19.17)%	13.36%	9.25%	18.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,044	$156,998	$161,149	$223,893	$222,427	$231,071
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.89	%^	.94%	.88%	.81%	.80%	.80%
Expenses, before waivers/reimbursements(e)(f)‡	.90	%^	.95%	.96%	1.00%	1.02%	1.00%
Net investment income(b)	1.45	%^	1.66%	1.24%	1.20%	1.14%	1.57%
Portfolio turnover rate	1%	4%	135	%**	63	%**	66	%**	63	%**

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.05	%^	.04%	.09%	.20%	.22%	.22%

See footnote summary on page 20.

19

BALANCED HEDGED ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2024 and the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019, such waiver amounted to .01% (annualized), .01%, .08%, .19%, .20% and .20%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Class A
Net of waivers/reimbursements	.64	%^	.69%	.63%	.56%	.55%	.54%
Before waivers/reimbursements	.65	%^	.70%	.71%	.75%	.77%	.75%
Class B
Net of waivers/reimbursements	.89	%^	.94%	.88%	.81%	.80%	.79%
Before waivers/reimbursements	.90	%^	.95%	.96%	1.00%	1.02%	1.00%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2024 and year ended December 31, 2022 by .09% and .02%, respectively.

**	The Portfolio accounts for dollar roll transactions as purchases and sales.

^	Annualized.

See notes to financial statements.

20

BALANCED HEDGED ALLOCATION PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Balanced Hedged Allocation Portfolio (formerly AB Balanced Wealth Strategy Portfolio) (the “Fund”) at meetings held in-person on August 1-2, 2023 and October 31-November 2, 2023 (the “Meetings”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is

21

BALANCED HEDGED ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meetings, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and July 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors considered the schedule of fees charged by the Adviser for services to any sub-advised funds utilizing investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class B shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class B expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above a median. After reviewing and discussing the Adviser’s explanation for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there

22

AB Variable Products Series Fund

is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-BHA-0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DYNAMIC ASSET ALLOCATION PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–64.1%

INFORMATION TECHNOLOGY–16.7%
COMMUNICATIONS EQUIPMENT–0.4%
Arista Networks, Inc.(a)	661	$231,667
Cisco Systems, Inc.	10,068	478,331
F5, Inc.(a)	146	25,146
Juniper Networks, Inc.	801	29,205
Motorola Solutions, Inc.	414	159,825
Nokia Oyj	13,260	50,468
Telefonaktiebolaget LM Ericsson–Class B	6,898	42,817

		1,017,459

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	2,992	201,571
CDW Corp./DE	334	74,763
Corning, Inc.	2,017	78,360
Halma PLC	944	32,177
Hamamatsu Photonics KK(b)	349	9,375
Hexagon AB–Class B	5,163	58,503
Ibiden Co., Ltd.(b)	241	9,865
Jabil, Inc.	300	32,637
Keyence Corp.	524	229,343
Keysight Technologies, Inc.(a)	434	59,350
Kyocera Corp.	3,236	37,323
Murata Manufacturing Co., Ltd.	4,251	88,031
Omron Corp.	453	15,687
Shimadzu Corp.	578	14,487
TDK Corp.	962	59,155
TE Connectivity Ltd.	768	115,530
Teledyne Technologies, Inc.(a)	118	45,782
Trimble, Inc.(a)	607	33,943
Yaskawa Electric Corp.	607	21,888
Yokogawa Electric Corp.	534	12,969
Zebra Technologies Corp.–Class A(a)	128	39,543

		1,270,282

IT SERVICES–0.8%
Accenture PLC–Class A	1,563	474,230
Akamai Technologies, Inc.(a)	377	33,960
Bechtle AG	204	9,596
Capgemini SE	386	76,674
CGI, Inc.(a)(b)	513	51,204
Cognizant Technology Solutions Corp.–Class A	1,238	84,184
EPAM Systems, Inc.(a)	144	27,088
Fujitsu Ltd.	4,410	69,164
Gartner, Inc.(a)	194	87,118

GoDaddy, Inc.–Class A(a)	337	47,082
International Business Machines Corp.	2,279	394,153
MongoDB, Inc.(a)	181	45,243
NEC Corp.	609	50,216
Nomura Research Institute Ltd.(b)	954	26,964
NTT Data Group Corp.	1,522	22,485
Obic Co., Ltd.	121	15,613
Okta, Inc.(a)	398	37,257
Otsuka Corp.	560	10,801
SCSK Corp.	392	7,842
Shopify, Inc.–Class A(a)	3,004	198,525
Snowflake, Inc.–Class A(a)	748	101,047
TIS, Inc.	494	9,597
Twilio, Inc.–Class A(a)	430	24,428
VeriSign, Inc.(a)	226	40,183
Wix.com Ltd.(a)	131	20,838

		1,965,492

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–6.2%
Advanced Micro Devices, Inc.(a)	4,018	651,760
Advantest Corp.	1,908	77,324
Analog Devices, Inc.	1,233	281,445
Applied Materials, Inc.	2,066	487,555
ASM International NV	117	89,432
ASML Holding NV(b)	994	1,013,051
BE Semiconductor Industries NV(b)	192	32,074
Broadcom, Inc.	1,096	1,759,661
Disco Corp.	268	102,081
Enphase Energy, Inc.(a)	338	33,702
Entegris, Inc.	375	50,775
First Solar, Inc.(a)	253	57,041
Infineon Technologies AG	3,248	119,203
Intel Corp.	10,584	327,786
KLA Corp.	336	277,035
Lam Research Corp.	326	347,141
Lasertec Corp.	171	38,386
Lattice Semiconductor Corp.(a)(b)	342	19,833
Marvell Technology, Inc.	2,154	150,565
Microchip Technology, Inc.	1,344	122,976
Micron Technology, Inc.	2,753	362,102
Monolithic Power Systems, Inc.	121	99,423
NVIDIA Corp.	62,160	7,679,246
NXP Semiconductors NV	637	171,410
ON Semiconductor Corp.(a)	1,063	72,869
Qorvo, Inc.(a)	240	27,850
QUALCOMM, Inc.	2,775	552,725
Renesas Electronics Corp.	3,717	70,492
Rohm Co., Ltd.	816	10,908
SCREEN Holdings Co., Ltd.	200	18,132
Skyworks Solutions, Inc.	399	42,525

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

STMicroelectronics NV	1,684	$65,959
SUMCO Corp.(b)	834	12,064
Teradyne, Inc.	380	56,350
Texas Instruments, Inc.	2,263	440,221
Tokyo Electron Ltd.	1,190	260,491

		15,981,593

SOFTWARE–5.5%
Adobe, Inc.(a)	1,114	618,872
ANSYS, Inc.(a)	217	69,765
AppLovin Corp.–Class A(a)	447	37,199
Aspen Technology, Inc.(a)	71	14,103
Atlassian Corp., Ltd.–Class A(a)	391	69,160
Autodesk, Inc.(a)	532	131,643
Bentley Systems, Inc.–Class B(b)	394	19,448
Cadence Design Systems, Inc.(a)	678	208,654
Check Point Software Technologies Ltd.(a)	225	37,125
Cloudflare, Inc.–Class A(a)	742	61,460
Coinbase Global, Inc.–Class A(a)	462	102,670
Confluent, Inc.–Class A(a)	505	14,913
Constellation Software, Inc./Canada	50	144,069
Crowdstrike Holdings, Inc.–Class A(a)	571	218,801
CyberArk Software Ltd.(a)	105	28,709
Dassault Systemes SE	1,664	62,568
Datadog, Inc.–Class A(a)	685	88,838
Descartes Systems Group, Inc. (The)(a)	212	20,541
DocuSign, Inc.(a)	511	27,338
Fair Isaac Corp.(a)	62	92,297
Fortinet, Inc.(a)	1,613	97,215
Gen Digital, Inc.	1,425	35,596
HubSpot, Inc.(a)	120	70,775
Intuit, Inc.	696	457,418
Manhattan Associates, Inc.(a)	153	37,742
Microsoft Corp.	17,552	7,844,866
MicroStrategy, Inc.–Class A(a)(b)	39	53,722
Monday.com Ltd.(a)	91	21,909
Nemetschek SE	144	14,058
Nice Ltd.(a)	156	26,838
Open Text Corp.	676	20,299
Oracle Corp.	4,100	578,920
Oracle Corp. Japan	142	9,799
Palantir Technologies, Inc.–Class A(a)	4,729	119,786
Palo Alto Networks, Inc.(a)	803	272,225
PTC, Inc.(a)	297	53,956
Roper Technologies, Inc.	266	149,934
Sage Group PLC (The)	2,498	34,223
Salesforce, Inc.	2,412	620,125
Samsara, Inc.–Class A(a)	504	16,985

SAP SE	2,596	521,473
ServiceNow, Inc.(a)	510	401,202
Synopsys, Inc.(a)	379	225,528
Temenos AG (REG)	159	10,957
Trend Micro, Inc./Japan	289	11,780
Tyler Technologies, Inc.(a)	105	52,792
UiPath, Inc.–Class A(a)(b)	1,089	13,809
Unity Software, Inc.(a)	672	10,927
WiseTech Global Ltd.(b)	414	27,522
Workday, Inc.–Class A(a)	525	117,369
Xero Ltd.(a)	360	32,557
Zoom Video Communications, Inc.–Class A(a)	616	36,461
Zscaler, Inc.(a)	224	43,051

		14,109,992

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.3%
Apple, Inc.	36,475	7,682,364
Brother Industries Ltd.	585	10,334
Canon, Inc.(b)	2,511	68,118
Dell Technologies, Inc.–Class C	654	90,193
FUJIFILM Holdings Corp.	2,827	66,312
Hewlett Packard Enterprise Co.	3,233	68,443
HP, Inc.	2,434	85,239
Logitech International SA (REG)	387	37,245
NetApp, Inc.	513	66,074
Pure Storage, Inc.–Class A(a)	768	49,313
Ricoh Co., Ltd.	1,372	11,760
Seagate Technology Holdings PLC	495	51,119
Seiko Epson Corp.	692	10,818
Super Micro Computer, Inc.(a)(b)	131	107,335
Western Digital Corp.(a)	811	61,449

		8,466,116

		42,810,934

FINANCIALS–9.5%
BANKS–3.6%
ABN AMRO Bank NV (CVA)(b)	1,076	17,672
AIB Group PLC	4,231	22,344
ANZ Group Holdings Ltd.	7,480	140,532
Banco Bilbao Vizcaya Argentaria SA	14,520	145,759
Banco BPM SpA(b)	3,202	20,607
Banco de Sabadell SA	13,524	26,110
Banco Santander SA	39,360	183,133
Bank Hapoalim BM	3,158	27,890
Bank Leumi Le-Israel BM	3,787	30,870
Bank of America Corp.	17,657	702,219
Bank of Ireland Group PLC	2,587	27,025

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Bank of Montreal	1,814	$152,262
Bank of Nova Scotia (The)	3,040	139,062
Banque Cantonale Vaudoise (REG)	75	7,958
Barclays PLC	37,374	98,758
BNP Paribas SA	2,569	164,293
BOC Hong Kong Holdings Ltd.	9,031	27,867
CaixaBank SA	9,327	49,531
Canadian Imperial Bank of Commerce(b)	2,332	110,885
Chiba Bank Ltd. (The)	1,314	11,778
Citigroup, Inc.	4,762	302,196
Citizens Financial Group, Inc.	1,140	41,074
Commerzbank AG	2,621	39,756
Commonwealth Bank of Australia(b)	4,162	352,569
Concordia Financial Group Ltd.	2,621	15,525
Credit Agricole SA	2,633	35,953
Danske Bank A/S	1,715	51,152
DBS Group Holdings Ltd.	4,592	120,948
DNB Bank ASA	2,110	41,400
Erste Group Bank AG	837	39,620
Fifth Third Bancorp	1,700	62,033
FinecoBank Banca Fineco SpA(b)	1,519	22,571
First Citizens BancShares, Inc./NC–Class A	25	42,090
Hang Seng Bank Ltd.	1,905	24,491
HSBC Holdings PLC	46,946	405,238
Huntington Bancshares, Inc./OH	3,620	47,712
ING Groep NV(b)	8,216	141,173
Intesa Sanpaolo SpA	36,377	135,192
Israel Discount Bank Ltd.–Class A	3,075	15,346
Japan Post Bank Co., Ltd.	3,618	34,353
JPMorgan Chase & Co.	7,141	1,444,339
KBC Group NV	623	43,898
KeyCorp	2,306	32,768
Lloyds Banking Group PLC	157,508	108,635
M&T Bank Corp.	410	62,058
Mediobanca Banca di Credito Finanziario SpA(b)	1,268	18,561
Mitsubishi UFJ Financial Group, Inc.	27,587	297,720
Mizrahi Tefahot Bank Ltd.	385	13,056
Mizuho Financial Group, Inc.	5,954	125,316
National Australia Bank Ltd.(b)	7,717	186,097
National Bank of Canada(b)	843	66,864
NatWest Group PLC	16,271	64,012
Nordea Bank Abp (Helsinki)(b)	7,846	93,532
Oversea-Chinese Banking Corp., Ltd.	8,327	88,428

PNC Financial Services Group, Inc. (The)	989	153,770
Regions Financial Corp.	2,255	45,190
Resona Holdings, Inc.	5,222	34,737
Royal Bank of Canada	3,503	372,948
Shizuoka Financial Group, Inc.	1,094	10,575
Skandinaviska Enskilda Banken AB–Class A	3,946	58,340
Societe Generale SA	1,797	42,249
Standard Chartered PLC	5,489	49,563
Sumitomo Mitsui Financial Group, Inc.	3,133	210,302
Sumitomo Mitsui Trust Holdings, Inc.	1,634	37,551
Svenska Handelsbanken AB–Class A	3,627	34,660
Swedbank AB–Class A	2,111	43,483
Toronto-Dominion Bank (The)	4,397	241,698
Truist Financial Corp.	3,319	128,943
UniCredit SpA	3,765	139,328
United Overseas Bank Ltd.	2,692	62,095
US Bancorp	3,876	153,877
Wells Fargo & Co.	8,803	522,810
Westpac Banking Corp.(b)	8,638	156,410

		9,220,760

CAPITAL MARKETS–1.9%
3i Group PLC	2,421	93,307
Ameriprise Financial, Inc.	249	106,370
Amundi SA	144	9,313
Ares Management Corp.–Class A	449	59,843
ASX Ltd.(b)	482	19,232
Bank of New York Mellon Corp. (The)	1,876	112,354
BlackRock, Inc.	370	291,308
Blackstone, Inc.	1,777	219,993
Brookfield Asset Management Ltd.–Class A (Toronto)(b)	878	33,424
Brookfield Corp. (Toronto)	3,374	140,332
Carlyle Group, Inc. (The)	583	23,407
Cboe Global Markets, Inc.	262	44,556
Charles Schwab Corp. (The)	3,748	276,190
CME Group, Inc.	895	175,957
Daiwa Securities Group, Inc.	3,363	25,819
Deutsche Bank AG (REG)	4,713	75,326
Deutsche Boerse AG	473	96,680
EQT AB(b)	929	27,236
Euronext NV	200	18,534
FactSet Research Systems, Inc.	95	38,786
Franklin Resources, Inc.	720	16,092
Futu Holdings Ltd. (ADR)(a)	150	9,841

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Goldman Sachs Group, Inc. (The)	807	$365,022
Hargreaves Lansdown PLC	884	12,601
Hong Kong Exchanges & Clearing Ltd.	3,001	96,041
IGM Financial, Inc.(b)	207	5,715
Intercontinental Exchange, Inc.	1,424	194,931
Japan Exchange Group, Inc.	1,188	27,863
Julius Baer Group Ltd.	512	28,637
KKR & Co., Inc.	1,541	162,175
London Stock Exchange Group PLC	1,132	134,231
LPL Financial Holdings, Inc.	185	51,670
Macquarie Group Ltd.	905	123,145
MarketAxess Holdings, Inc.	94	18,850
Moody’s Corp.	409	172,160
Morgan Stanley	3,049	296,332
MSCI, Inc.	197	94,905
Nasdaq, Inc.	1,002	60,381
Nomura Holdings, Inc.	7,521	43,444
Northern Trust Corp.	507	42,578
Onex Corp.(b)	164	11,151
Partners Group Holding AG	56	71,711
Raymond James Financial, Inc.	494	61,063
Robinhood Markets, Inc.–Class A(a)	1,305	29,637
S&P Global, Inc.	796	355,016
SBI Holdings, Inc.	695	17,639
Schroders PLC	2,004	9,171
SEI Investments Co.	278	17,984
Singapore Exchange Ltd.	1,635	11,402
State Street Corp.	751	55,574
T. Rowe Price Group, Inc.	556	64,112
TMX Group Ltd.(b)	689	19,178
Tradeweb Markets, Inc.–Class A	288	30,528
UBS Group AG (REG)	8,178	240,189

		4,838,936

CONSUMER FINANCE–0.2%
Ally Financial, Inc.	680	26,976
American Express Co.	1,432	331,580
Capital One Financial Corp.	950	131,527
Discover Financial Services	624	81,625
Synchrony Financial	1,012	47,756

		619,464

FINANCIAL SERVICES–1.8%
Adyen NV(a)(b)	54	64,134
Apollo Global Management, Inc.	989	116,771
Berkshire Hathaway, Inc.–Class B(a)	3,260	1,326,168
Block, Inc.(a)	1,381	89,061

Corebridge Financial, Inc.	619	18,025
Corpay, Inc.(a)	170	45,290
Edenred SE	620	26,295
Equitable Holdings, Inc.	810	33,097
Eurazeo SE	113	9,010
EXOR NV	247	25,801
Fidelity National Information Services, Inc.	1,434	108,066
Fiserv, Inc.(a)	1,468	218,791
Global Payments, Inc.	642	62,081
Groupe Bruxelles Lambert NV	219	15,593
Industrivarden AB–Class A	307	10,458
Industrivarden AB–Class C	391	13,203
Investor AB–Class B	4,304	117,943
Jack Henry & Associates, Inc.	181	30,050
L E Lundbergforetagen AB–Class B	189	9,347
M&G PLC	5,620	14,448
Mastercard, Inc.–Class A	2,072	914,083
Mitsubishi HC Capital, Inc.	2,023	13,385
Nexi SpA(a)(b)	1,468	8,949
ORIX Corp.	2,831	62,746
PayPal Holdings, Inc.(a)	2,487	144,321
Sofina SA(b)	38	8,647
Toast, Inc.–Class A(a)(b)	869	22,394
Visa, Inc.–Class A	3,932	1,032,032
Wise PLC–Class A(a)	1,529	13,114

		4,573,303

INSURANCE–2.0%
Admiral Group PLC	647	21,380
Aegon Ltd.	3,383	20,917
Aflac, Inc.	1,359	121,372
Ageas SA/NV	397	18,114
AIA Group Ltd.	28,037	189,691
Allianz SE (REG)	974	270,510
Allstate Corp. (The)	656	104,737
American Financial Group, Inc./OH	177	21,775
American International Group, Inc.	1,676	124,426
Aon PLC–Class A	494	145,028
Arch Capital Group Ltd.(a)	933	94,130
Arthur J Gallagher & Co.	539	139,768
ASR Nederland NV(b)	394	18,758
Assicurazioni Generali SpA	2,536	63,131
Assurant, Inc.	129	21,446
Aviva PLC	6,732	40,549
AXA SA	4,517	148,028
Baloise Holding AG (REG)	114	20,099
Brown & Brown, Inc.	604	54,004
Chubb Ltd.	1,009	257,376
Cincinnati Financial Corp.	390	46,059
Dai-ichi Life Holdings, Inc.	2,213	59,264
Erie Indemnity Co.–Class A	63	22,831
Everest Group Ltd.	108	41,150

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Fairfax Financial Holdings Ltd.	52	$59,157
Fidelity National Financial, Inc.	645	31,876
Gjensidige Forsikring ASA	497	8,870
Great-West Lifeco, Inc.(b)	695	20,275
Hannover Rueck SE	150	37,971
Hartford Financial Services Group, Inc. (The)	736	73,997
Helvetia Holding AG (REG)	92	12,435
iA Financial Corp., Inc.	244	15,323
Insurance Australia Group Ltd.	5,936	28,140
Intact Financial Corp.	444	74,001
Japan Post Holdings Co., Ltd.	5,167	51,359
Japan Post Insurance Co., Ltd.	492	9,568
Legal & General Group PLC	14,869	42,578
Loews Corp.	470	35,128
Manulife Financial Corp.	4,479	119,272
Markel Group, Inc.(a)	33	51,997
Marsh & McLennan Cos., Inc.	1,222	257,500
Medibank Pvt Ltd.(b)	6,846	16,967
MetLife, Inc.	1,528	107,250
MS&AD Insurance Group Holdings, Inc.	3,176	70,907
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	339	169,485
NN Group NV	673	31,280
Phoenix Group Holdings PLC	1,743	11,474
Poste Italiane SpA	1,136	14,455
Power Corp. of Canada(b)	1,407	39,102
Principal Financial Group, Inc.	580	45,501
Progressive Corp. (The)	1,456	302,426
Prudential Financial, Inc.	893	104,651
Prudential PLC	6,837	61,991
QBE Insurance Group Ltd.	3,736	43,127
Sampo Oyj–Class A	1,123	48,428
Sompo Holdings, Inc.	2,266	48,546
Sun Life Financial, Inc.	1,448	71,000
Suncorp Group Ltd.	3,164	36,588
Swiss Life Holding AG (REG)	73	53,577
Swiss Re AG	750	92,983
T&D Holdings, Inc.	1,196	20,891
Talanx AG	160	12,750
Tokio Marine Holdings, Inc.	4,712	177,072
Travelers Cos., Inc. (The)	569	115,700
Tryg A/S	868	18,965
W R Berkley Corp.	510	40,076

Willis Towers Watson PLC	255	66,846
Zurich Insurance Group AG	364	193,901

		5,009,929

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)–0.0%
Annaly Capital Management, Inc.	1,244	23,711

		24,286,103

HEALTH CARE–7.5%
BIOTECHNOLOGY–1.1%
AbbVie, Inc.	4,403	755,203
Alnylam Pharmaceuticals, Inc.(a)	314	76,302
Amgen, Inc.	1,333	416,496
Argenx SE(a)	148	64,216
Biogen, Inc.(a)	362	83,919
BioMarin Pharmaceutical, Inc.(a)	472	38,860
CSL Ltd.	1,202	235,709
Exact Sciences Corp.(a)	451	19,055
Genmab A/S(a)	164	41,097
Gilead Sciences, Inc.	3,101	212,760
GRAIL, Inc.(a)	1	13
Grifols SA(a)	742	6,275
Incyte Corp.(a)	470	28,491
Moderna, Inc.(a)	809	96,069
Neurocrine Biosciences, Inc.(a)	247	34,004
Regeneron Pharmaceuticals, Inc.(a)	268	281,676
Swedish Orphan Biovitrum AB(a)	484	12,950
United Therapeutics Corp.(a)	111	35,359
Vertex Pharmaceuticals, Inc.(a)	642	300,918

		2,739,372

HEALTH CARE EQUIPMENT & SUPPLIES–1.4%
Abbott Laboratories	4,314	448,268
Alcon, Inc.	1,243	110,493
Align Technology, Inc.(a)	178	42,975
Avantor, Inc.(a)	1,689	35,807
Baxter International, Inc.	1,263	42,247
Becton Dickinson & Co.	719	168,037
BioMerieux	103	9,794
Boston Scientific Corp.(a)	3,655	281,472
Carl Zeiss Meditec AG (BR)	100	7,030
Cochlear Ltd.(b)	163	35,981
Coloplast A/S–Class B	314	37,747
Cooper Cos., Inc. (The)	494	43,126
Demant A/S(a)	247	10,698
Dexcom, Inc.(a)	959	108,731
DiaSorin SpA(b)	56	5,571

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Edwards Lifesciences Corp.(a)	1,495	$138,093
EssilorLuxottica SA	734	157,724
Fisher & Paykel Healthcare Corp., Ltd.	1,452	26,576
GE Healthcare, Inc.	1,076	83,842
Getinge AB–Class B	569	9,665
Hologic, Inc.(a)	584	43,362
Hoya Corp.	848	99,165
IDEXX Laboratories, Inc.(a)	207	100,850
Insulet Corp.(a)	174	35,113
Intuitive Surgical, Inc.(a)	881	391,913
Koninklijke Philips NV(a)(b)	1,999	50,272
Medtronic PLC	3,301	259,822
Olympus Corp.	2,880	46,490
ResMed, Inc.	366	70,060
Siemens Healthineers AG	701	40,370
Smith & Nephew PLC	2,173	26,928
Solventum Corp.(a)	365	19,301
Sonova Holding AG (REG)	126	38,816
STERIS PLC	246	54,007
Straumann Holding AG (REG)	278	34,316
Stryker Corp.	851	289,553
Sysmex Corp.	1,273	20,549
Teleflex, Inc.	117	24,609
Terumo Corp.	3,302	54,764
Zimmer Biomet Holdings, Inc.	510	55,350

		3,559,487

HEALTH CARE PROVIDERS & SERVICES–1.1%
Amplifon SpA(b)	310	11,023
Cardinal Health, Inc.	605	59,484
Cencora, Inc.	446	100,484
Centene Corp.(a)	1,330	88,179
Cigna Group (The)	705	233,052
CVS Health Corp.	3,130	184,858
DaVita, Inc.(a)	133	18,430
Elevance Health, Inc.	579	313,737
Fresenius Medical Care AG	511	19,529
Fresenius SE & Co. KGaA(a)	1,050	31,368
HCA Healthcare, Inc.	493	158,391
Henry Schein, Inc.(a)	319	20,448
Humana, Inc.	300	112,095
Labcorp Holdings, Inc.	209	42,534
McKesson Corp.	326	190,397
Molina Healthcare, Inc.(a)	146	43,406
Quest Diagnostics, Inc.	275	37,642
Ramsay Health Care Ltd.(b)	457	14,428
Sonic Healthcare Ltd.(b)	1,135	19,821
UnitedHealth Group, Inc.	2,292	1,167,224
Universal Health Services, Inc.–Class B	149	27,554

		2,894,084

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.	1,130	10,812
Pro Medicus Ltd.(b)	143	13,581
Veeva Systems, Inc.–Class A(a)	381	69,727

		94,120

LIFE SCIENCES TOOLS & SERVICES–0.6%
Agilent Technologies, Inc.	729	94,500
Bachem Holding AG	84	7,676
Bio-Rad Laboratories, Inc.–Class A(a)	49	13,382
Bio-Techne Corp.	391	28,015
Charles River Laboratories International, Inc.(a)	128	26,442
Danaher Corp.	1,749	436,988
Eurofins Scientific SE	336	16,823
Illumina, Inc.(a)	395	41,230
IQVIA Holdings, Inc.(a)	453	95,782
Lonza Group AG (REG)	185	100,715
Mettler-Toledo International, Inc.(a)	53	74,072
QIAGEN NV(a)	550	22,725
Repligen Corp.(a)	132	16,640
Revvity, Inc.	307	32,192
Sartorius AG (Preference Shares)	65	15,216
Sartorius Stedim Biotech	73	12,064
Thermo Fisher Scientific, Inc.	949	524,797
Waters Corp.(a)	147	42,648
West Pharmaceutical Services, Inc.	182	59,949

		1,661,856

PHARMACEUTICALS–3.3%
Astellas Pharma, Inc.	4,485	44,248
AstraZeneca PLC	3,855	599,965
Bayer AG (REG)	2,443	68,863
Bristol-Myers Squibb Co.	5,041	209,353
Catalent, Inc.(a)	450	25,304
Chugai Pharmaceutical Co., Ltd.	1,683	59,929
Daiichi Sankyo Co., Ltd.	4,558	158,407
Eisai Co., Ltd.	645	26,551
Eli Lilly & Co.	2,009	1,818,908
GSK PLC	10,307	198,247
Hikma Pharmaceuticals PLC	414	9,864
Ipsen SA	94	11,549
Johnson & Johnson	5,992	875,791
Kyowa Kirin Co., Ltd.	705	12,084
Merck & Co., Inc.	6,297	779,569
Merck KGaA	321	53,085
Novartis AG (REG)	4,901	521,817
Novo Nordisk A/S–Class B	8,114	1,160,990
Ono Pharmaceutical Co., Ltd.	894	12,215

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Orion Oyj–Class B(b)	268	$11,430
Otsuka Holdings Co., Ltd.	1,078	45,542
Pfizer, Inc.	14,040	392,839
Recordati Industria Chimica e Farmaceutica SpA(b)	260	13,532
Roche Holding AG (BR)	80	24,391
Roche Holding AG (Genusschein)	1,747	484,022
Royalty Pharma PLC–Class A	944	24,893
Sandoz Group AG	1,018	36,901
Sanofi SA	2,830	272,934
Shionogi & Co., Ltd.	652	25,394
Takeda Pharmaceutical Co., Ltd.	3,943	102,274
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	2,786	45,272
UCB SA(b)	314	46,625
Viatris, Inc.	2,952	31,380
Zoetis, Inc.	1,139	197,457

		8,401,625

		19,350,544

INDUSTRIALS–6.8%
AEROSPACE & DEFENSE–1.2%
Airbus SE	1,477	202,713
Axon Enterprise, Inc.(a)	178	52,375
BAE Systems PLC	7,525	125,341
Boeing Co. (The)(a)	1,441	262,276
CAE, Inc.(a)	791	14,692
Dassault Aviation SA	49	8,873
Elbit Systems Ltd.	66	11,485
General Dynamics Corp.	579	167,991
General Electric Co.	2,718	432,080
HEICO Corp.(b)	109	24,374
HEICO Corp.–Class A	187	33,196
Howmet Aerospace, Inc.	965	74,913
Huntington Ingalls Industries, Inc.	98	24,140
Kongsberg Gruppen ASA	219	17,834
L3Harris Technologies, Inc.	473	106,226
Leonardo SpA(b)	1,006	23,308
Lockheed Martin Corp.	534	249,431
Melrose Industries PLC	3,260	22,704
MTU Aero Engines AG	134	34,164
Northrop Grumman Corp.	350	152,583
Rheinmetall AG	108	55,039
Rolls-Royce Holdings PLC(a)	20,931	120,212
RTX Corp.	3,306	331,889
Saab AB–Class B	796	19,124
Safran SA	850	179,145
Singapore Technologies Engineering Ltd.	3,908	12,444
Textron, Inc.	478	41,041
Thales SA	235	37,593
TransDigm Group, Inc.	138	176,310

		3,013,496

AIR FREIGHT & LOGISTICS–0.3%
CH Robinson Worldwide, Inc.	288	25,379
Deutsche Post AG	2,465	100,096
DSV A/S	426	65,390
Expeditors International of Washington, Inc.	356	44,425
FedEx Corp.	582	174,507
InPost SA(a)	497	8,745
Nippon Express Holdings, Inc.(b)	141	6,526
SG Holdings Co., Ltd.	752	6,954
United Parcel Service, Inc.–Class B	1,810	247,698
Yamato Holdings Co., Ltd.	596	6,568

		686,288

BUILDING PRODUCTS–0.4%
A O Smith Corp.	302	24,698
AGC, Inc.(b)	522	16,985
Allegion PLC	218	25,757
Assa Abloy AB–Class B	2,493	70,603
Builders FirstSource, Inc.(a)	303	41,938
Carlisle Cos., Inc.	119	48,220
Carrier Global Corp.	2,015	127,106
Cie de Saint-Gobain SA	1,134	88,196
Daikin Industries Ltd.	619	86,175
Fortune Brands Innovations, Inc.	314	20,391
Geberit AG (REG)	83	48,891
Johnson Controls International PLC	1,695	112,667
Kingspan Group PLC	387	32,890
Lennox International, Inc.	80	42,798
Masco Corp.	546	36,402
Nibe Industrier AB–Class B(b)	3,767	15,887
Otis Worldwide Corp.	1,008	97,030
Owens Corning	216	37,524
ROCKWOOL A/S–Class B	23	9,324
TOTO Ltd.	361	8,505
Trane Technologies PLC	565	185,845

		1,177,832

COMMERCIAL SERVICES & SUPPLIES–0.4%
Brambles Ltd.	3,463	33,418
Cintas Corp.	227	158,959
Copart, Inc.(a)	2,153	116,606
Dai Nippon Printing Co., Ltd.	566	19,097
Element Fleet Management Corp.(b)	967	17,593
GFL Environmental, Inc.(b)	544	21,187
RB Global, Inc.(b)	455	34,702
Rentokil Initial PLC	6,278	36,460
Republic Services, Inc.	548	106,498

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Rollins, Inc.	722	$35,226
Secom Co., Ltd.	570	33,758
Securitas AB–Class B	1,223	12,123
TOPPAN Holdings, Inc.	536	14,869
Veralto Corp.	613	58,523
Waste Connections, Inc.	641	112,406
Waste Management, Inc.	999	213,127

		1,024,552

CONSTRUCTION & ENGINEERING–0.2%
ACS Actividades de Construccion y Servicios SA	506	21,855
AECOM	338	29,791
Bouygues SA	471	15,140
Eiffage SA	183	16,819
EMCOR Group, Inc.	117	42,714
Epiroc AB–Class A	1,639	32,841
Epiroc AB–Class B	969	17,787
Ferrovial SE(b)	1,289	50,075
Kajima Corp.	1,003	17,398
Obayashi Corp.	1,584	18,929
Quanta Services, Inc.	364	92,489
Skanska AB–Class B	846	15,262
Stantec, Inc.(b)	284	23,776
Taisei Corp.(b)	400	14,881
Vinci SA	1,246	131,334
WSP Global, Inc.(b)	310	48,273

		589,364

ELECTRICAL EQUIPMENT–0.7%
ABB Ltd. (REG)	3,978	220,584
AMETEK, Inc.	575	95,858
Eaton Corp. PLC	994	311,669
Emerson Electric Co.	1,422	156,648
Fuji Electric Co., Ltd.	330	18,856
GE Vernova, Inc.(a)	682	116,970
Hubbell, Inc.	133	48,609
Legrand SA	657	65,211
Mitsubishi Electric Corp.	4,758	76,247
NIDEC Corp.	1,083	48,734
Prysmian SpA	653	40,314
Rockwell Automation, Inc.	285	78,455
Schneider Electric SE	1,353	324,376
Siemens Energy AG(a)	1,491	38,877
Vertiv Holdings Co.–Class A	902	78,086
Vestas Wind Systems A/S(a)	2,511	58,225

		1,777,719

GROUND TRANSPORTATION–0.6%
Aurizon Holdings Ltd.	4,576	11,116
Canadian National Railway Co.	1,354	160,000
Canadian Pacific Kansas City Ltd. (Toronto)(b)	2,319	182,631

Central Japan Railway Co.	1,935	41,945
CSX Corp.	4,873	163,002
East Japan Railway Co.(b)	2,279	37,945
Grab Holdings Ltd.–Class A(a)	5,226	18,552
Hankyu Hanshin Holdings, Inc.	538	14,351
JB Hunt Transport Services, Inc.	205	32,800
Keisei Electric Railway Co., Ltd.	351	11,351
Kintetsu Group Holdings Co., Ltd.	428	9,335
Knight-Swift Transportation Holdings, Inc.	400	19,968
MTR Corp., Ltd.	3,764	11,881
Norfolk Southern Corp.	562	120,656
Old Dominion Freight Line, Inc.	487	86,004
TFI International, Inc.(b)	199	28,895
Tokyu Corp.	1,253	13,836
U-Haul Holding Co. (Non-Voting)	241	14,465
Uber Technologies, Inc.(a)	4,658	338,543
Union Pacific Corp.	1,516	343,010
West Japan Railway Co.	1,096	20,451

		1,680,737

INDUSTRIAL CONGLOMERATES–0.5%
3M Co.	1,375	140,511
CK Hutchison Holdings Ltd.	6,547	31,230
DCC PLC	246	17,169
Hikari Tsushin, Inc.	86	16,110
Hitachi Ltd.	11,610	261,414
Honeywell International, Inc.	1,622	346,362
Investment AB Latour–Class B(b)	368	9,940
Jardine Matheson Holdings Ltd.	440	15,532
Keppel Ltd.	3,974	18,890
Lifco AB–Class B	579	15,892
Siemens AG (REG)	1,890	351,777
Smiths Group PLC	863	18,569

		1,243,396

MACHINERY–1.2%
Alfa Laval AB	719	31,486
Alstom SA	852	14,369
Atlas Copco AB–Class A	6,680	125,425
Atlas Copco AB–Class B	3,881	62,668
Caterpillar, Inc.	1,242	413,710
CNH Industrial NV	2,167	21,952
Cummins, Inc.	340	94,156
Daifuku Co., Ltd.	706	13,260
Daimler Truck Holding AG	1,330	53,045
Deere & Co.	658	245,849

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Dover Corp.	342	$61,714
FANUC Corp.	2,370	65,063
Fortive Corp.	874	64,763
GEA Group AG	386	16,047
Graco, Inc.	419	33,218
Hitachi Construction Machinery Co., Ltd.	258	6,918
Hoshizaki Corp.	302	9,606
Husqvarna AB–Class B	872	6,973
IDEX Corp.	188	37,826
Illinois Tool Works, Inc.	743	176,061
Indutrade AB	679	17,440
Ingersoll Rand, Inc.	1,003	91,113
Knorr-Bremse AG	180	13,758
Komatsu Ltd.	2,300	67,182
Kone Oyj–Class B	845	41,896
Kubota Corp.	2,451	34,444
Makita Corp.	595	16,290
Metso Oyj(b)	1,546	16,431
MINEBEA MITSUMI, Inc.	933	19,221
Mitsubishi Heavy Industries Ltd.	7,930	85,367
Nordson Corp.	135	31,312
PACCAR, Inc.	1,303	134,131
Parker-Hannifin Corp.	319	161,353
Pentair PLC	411	31,511
Rational AG	13	10,779
Sandvik AB	2,651	53,270
Schindler Holding AG	101	25,341
Schindler Holding AG (REG)	58	14,459
SKF AB–Class B	847	17,022
SMC Corp.	110	52,410
Snap-on, Inc.	131	34,242
Spirax Group PLC	183	19,614
Stanley Black & Decker, Inc.	382	30,518
Techtronic Industries Co., Ltd.	3,244	36,981
Toro Co. (The)	260	24,313
Toyota Industries Corp.	406	34,537
Trelleborg AB–Class B	535	20,820
VAT Group AG(c)	67	37,832
Volvo AB–Class A	498	13,019
Volvo AB–Class B	3,951	101,519
Wartsila OYJ Abp	1,250	24,233
Westinghouse Air Brake Technologies Corp.	440	69,542
Xylem, Inc./NY	601	81,514

		3,017,523

MARINE TRANSPORTATION–0.1%
AP Moller–Maersk A/S–Class A	8	13,575
AP Moller–Maersk A/S–Class B	11	19,078
Kawasaki Kisen Kaisha Ltd.	1,000	14,583

Kuehne + Nagel International AG (REG)	120	34,534
Mitsui OSK Lines Ltd.	817	24,564
Nippon Yusen KK	1,189	34,691
SITC International Holdings Co., Ltd.(b)	3,000	8,135

		149,160

PASSENGER AIRLINES–0.0%
Air Canada(a)(b)	437	5,718
ANA Holdings, Inc.	395	7,301
Delta Air Lines, Inc.	401	19,023
Deutsche Lufthansa AG (REG)	1,487	9,121
Japan Airlines Co., Ltd.	358	5,656
Qantas Airways Ltd.(a)	1,985	7,725
Singapore Airlines Ltd.(b)	3,936	19,999
Southwest Airlines Co.	372	10,643

		85,186

PROFESSIONAL SERVICES–0.6%
Adecco Group AG (REG)	419	13,900
Automatic Data Processing, Inc.	1,021	243,703
Booz Allen Hamilton Holding Corp.	323	49,710
Broadridge Financial Solutions, Inc.	293	57,721
Bureau Veritas SA	790	21,953
Computershare Ltd.	1,331	23,279
Dayforce, Inc.(a)(b)	367	18,203
Equifax, Inc.	309	74,920
Experian PLC	2,284	106,107
Intertek Group PLC	401	24,241
Jacobs Solutions, Inc.	312	43,590
Leidos Holdings, Inc.	319	46,536
Paychex, Inc.	806	95,559
Paycom Software, Inc.	128	18,309
Paylocity Holding Corp.(a)	112	14,767
Randstad NV(b)	270	12,259
Recruit Holdings Co., Ltd.	3,686	198,333
RELX PLC (London)	4,669	213,928
SGS SA (REG)	373	33,254
SS&C Technologies Holdings, Inc.	551	34,531
Teleperformance SE	134	14,157
Thomson Reuters Corp.	393	66,247
TransUnion	483	35,819
Verisk Analytics, Inc.	355	95,690
Wolters Kluwer NV	618	102,056

		1,658,772

TRADING COMPANIES & DISTRIBUTORS–0.5%
AerCap Holdings NV	509	47,439
Ashtead Group PLC	1,088	72,541
Beijer Ref AB(b)	897	13,845
Brenntag SE	323	21,790

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Bunzl PLC	841	$31,953
Fastenal Co.	1,424	89,484
Ferguson PLC	504	97,600
ITOCHU Corp.	3,001	147,524
Marubeni Corp.	3,508	65,047
Mitsubishi Corp.	8,333	163,809
Mitsui & Co., Ltd.	6,462	147,376
MonotaRO Co., Ltd.(b)	632	7,402
Reece Ltd.(b)	562	9,385
Rexel SA	561	14,512
Seven Group Holdings Ltd.(b)	403	10,068
Sumitomo Corp.	2,589	65,041
Toromont Industries Ltd.	205	18,151
Toyota Tsusho Corp.	1,476	28,846
United Rentals, Inc.	167	108,004
Watsco, Inc.	84	38,912
WW Grainger, Inc.	110	99,246

		1,297,975

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA	186	37,664
Aeroports de Paris SA	86	10,475
Auckland International Airport Ltd.	3,312	15,392
Getlink SE	752	12,451
Transurban Group(b)	7,689	63,416

		139,398

		17,541,398

CONSUMER DISCRETIONARY–6.5%
AUTOMOBILE COMPONENTS–0.1%
Aisin Corp.	343	11,205
Aptiv PLC(a)	678	47,745
Bridgestone Corp.(b)	1,468	57,926
Cie Generale des Etablissements Michelin SCA	1,689	65,282
Continental AG	273	15,462
Denso Corp.	4,740	73,987
Koito Manufacturing Co., Ltd.	462	6,369
Magna International, Inc.(b)	678	28,418
Sumitomo Electric Industries Ltd.	1,819	28,439

		334,833

AUTOMOBILES–1.2%
Bayerische Motoren Werke AG	793	75,011
Bayerische Motoren Werke AG (Preference Shares)	146	12,892
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	283	21,053
Ferrari NV(b)	313	127,733
Ford Motor Co.	9,706	121,713

General Motors Co.	2,871	133,387
Honda Motor Co., Ltd.	11,169	120,067
Isuzu Motors Ltd.	1,412	18,772
Mazda Motor Corp.	1,365	13,160
Mercedes-Benz Group AG	1,996	138,146
Nissan Motor Co., Ltd.	5,879	19,959
Porsche Automobil Holding SE (Preference Shares)	381	17,195
Renault SA	478	24,514
Rivian Automotive, Inc.–Class A(a)(b)	1,808	24,263
Stellantis NV (Milan)(b)	5,510	108,926
Subaru Corp.	1,481	31,494
Suzuki Motor Corp.	3,936	45,440
Tesla, Inc.(a)	7,127	1,410,291
Toyota Motor Corp.	26,370	541,045
Volkswagen AG	73	8,747
Volkswagen AG (Preference Shares)	513	57,925
Volvo Car AB–Class B(a)	1,852	5,726
Yamaha Motor Co., Ltd.(b)	2,185	20,313

		3,097,772

BROADLINE RETAIL–2.1%
Amazon.com, Inc.(a)	23,279	4,498,667
Canadian Tire Corp., Ltd.–Class A(b)	130	12,899
Cie Financiere Richemont SA (REG)	1,337	208,950
Dollarama, Inc.	693	63,275
eBay, Inc.	1,288	69,191
Etsy, Inc.(a)	295	17,399
Global-e Online Ltd.(a)(b)	248	8,995
MercadoLibre, Inc.(a)	113	185,704
Next PLC	300	34,235
Pan Pacific International Holdings Corp.	971	22,713
Prosus NV	3,525	125,344
Rakuten Group, Inc.(a)(b)	3,713	19,235
Wesfarmers Ltd.(b)	2,822	122,197

		5,388,804

DISTRIBUTORS–0.1%
D’ieteren Group	53	11,223
Genuine Parts Co.	347	47,997
LKQ Corp.	663	27,574
Pool Corp.	95	29,196

		115,990

DIVERSIFIED CONSUMER SERVICES–0.0%
Pearson PLC	1,518	18,956

HOTELS, RESTAURANTS & LEISURE–1.2%
Accor SA	482	19,723
Airbnb, Inc.–Class A(a)	1,099	166,641
Amadeus IT Group SA(b)	1,120	74,530
Aristocrat Leisure Ltd.	1,422	47,090

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Booking Holdings, Inc.	85	$336,727
Caesars Entertainment, Inc.(a)	538	21,380
Carnival Corp.(a)	2,512	47,025
Chipotle Mexican Grill, Inc.(a)	3,450	216,142
Compass Group PLC	4,235	115,375
Darden Restaurants, Inc.	297	44,942
Delivery Hero SE(a)	477	11,331
Domino’s Pizza, Inc.	87	44,921
DoorDash, Inc.–Class A(a)	703	76,472
DraftKings, Inc.–Class A(a)	1,065	40,651
Entain PLC	1,588	12,592
Evolution AB	457	47,569
Expedia Group, Inc.(a)	325	40,947
Flutter Entertainment PLC–Class DI(a)	441	80,217
Galaxy Entertainment Group Ltd.	5,343	24,866
Genting Singapore Ltd.	14,869	9,451
Hilton Worldwide Holdings, Inc.	625	136,375
Hyatt Hotels Corp.–Class A(b)	112	17,015
InterContinental Hotels Group PLC	406	42,661
La Francaise des Jeux SAEM	261	8,890
Las Vegas Sands Corp.	926	40,976
Lottery Corp., Ltd. (The)(b)	5,533	18,649
Marriott International, Inc./MD–Class A	612	147,963
McDonald’s Corp.	1,781	453,870
McDonald’s Holdings Co. Japan Ltd.(b)	192	7,577
MGM Resorts International(a)	591	26,264
Oriental Land Co., Ltd./Japan	2,705	75,589
Restaurant Brands International, Inc.(b)	746	52,567
Royal Caribbean Cruises Ltd.(a)	606	96,615
Sands China Ltd.(a)	6,220	12,933
Sodexo SA	220	19,818
Starbucks Corp.	2,815	219,148
Whitbread PLC	459	17,226
Wynn Resorts Ltd.	251	22,465
Yum! Brands, Inc.	700	92,722
Zensho Holdings Co., Ltd.	200	7,625

		2,995,540

HOUSEHOLD DURABLES–0.3%
Barratt Developments PLC	2,423	14,391
Berkeley Group Holdings PLC	263	15,196
DR Horton, Inc.	743	104,711
Garmin Ltd.	382	62,235

Lennar Corp.–Class A	609	91,271
NVR, Inc.(a)	8	60,708
Panasonic Holdings Corp.	5,771	47,440
Persimmon PLC	795	13,491
PulteGroup, Inc.	527	58,023
SEB SA	60	6,158
Sekisui Chemical Co., Ltd.	983	13,647
Sekisui House Ltd.	1,489	33,093
Sony Group Corp.	3,134	267,083
Taylor Wimpey PLC	8,798	15,755

		803,202

LEISURE PRODUCTS–0.0%
Bandai Namco Holdings, Inc.	1,537	30,112
BRP, Inc. (Sub-Voting)(b)	90	5,766
Shimano, Inc.	160	24,727

		60,605

SPECIALTY RETAIL–1.0%
AutoZone, Inc.(a)	43	127,456
Avolta AG	228	8,864
Bath & Body Works, Inc.	531	20,735
Best Buy Co., Inc.	482	40,628
Burlington Stores, Inc.(a)	160	38,400
CarMax, Inc.(a)	391	28,676
Dick’s Sporting Goods, Inc.	146	31,368
Dynatrace, Inc.(a)	662	29,618
Fast Retailing Co., Ltd.	457	115,594
H & M Hennes & Mauritz AB–Class B	1,427	22,604
Home Depot, Inc. (The)	2,464	848,207
Industria de Diseno Textil SA	2,713	134,628
JD Sports Fashion PLC	6,442	9,673
Kingfisher PLC	4,655	14,597
Lowe’s Cos., Inc.	1,423	313,715
Nitori Holdings Co., Ltd.	213	22,550
O’Reilly Automotive, Inc.(a)	147	155,241
Ross Stores, Inc.	834	121,197
TJX Cos., Inc. (The)	2,817	310,152
Tractor Supply Co.	268	72,360
Ulta Beauty, Inc.(a)	120	46,304
Williams-Sonoma, Inc.(b)	152	42,920
Zalando SE(a)	557	13,075
ZOZO, Inc.(b)	371	9,276

		2,577,838

TEXTILES, APPAREL & LUXURY GOODS–0.5%
adidas AG	403	96,223
Asics Corp.	1,600	24,669
Burberry Group PLC	891	9,895
Deckers Outdoor Corp.(a)	64	61,949
Gildan Activewear, Inc.	377	14,300
Hermes International SCA	79	182,460
Kering SA	185	67,293
Lululemon Athletica, Inc.(a)	286	85,428

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

LVMH Moet Hennessy Louis Vuitton SE	686	$526,704
Moncler SpA(b)	547	33,555
NIKE, Inc.–Class B	3,000	226,110
Pandora A/S	204	30,705
Puma SE	262	12,034
Swatch Group AG (The) (BR)	72	14,751
Swatch Group AG (The) (REG)	131	5,363

		1,391,439

		16,784,979

COMMUNICATION SERVICES–5.0%
DIVERSIFIED TELECOMMUNICATION SERVICES–0.7%
AT&T, Inc.	17,785	339,871
BCE, Inc.(b)	181	5,862
BT Group PLC	16,080	28,507
Cellnex Telecom SA(a)(b)	1,230	40,005
Charter Communications, Inc.–Class A(a)(b)	233	69,658
Comcast Corp.–Class A	9,855	385,922
Deutsche Telekom AG (REG)	8,061	202,617
Elisa Oyj	354	16,207
HKT Trust & HKT Ltd.–Class SS	8,744	9,808
Infrastrutture Wireless Italiane SpA(b)	828	8,624
Koninklijke KPN NV	9,816	37,622
Nippon Telegraph & Telephone Corp.	74,275	70,235
Orange SA	4,630	46,441
Quebecor, Inc.–Class B(b)	383	8,083
Singapore Telecommunications Ltd.	20,533	41,550
Spark New Zealand Ltd.	4,510	11,428
Swisscom AG (REG)	64	35,988
Telecom Italia SpA/Milano(a)(b)	24,771	5,925
Telefonica SA	11,439	48,458
Telenor ASA	1,565	17,838
Telia Co. AB	5,865	15,725
Telstra Group Ltd.	10,053	24,270
TELUS Corp.	1,211	18,333
Verizon Communications, Inc.	10,454	431,123
Washington H Soul Pattinson & Co., Ltd.(b)	583	12,719

		1,932,819

ENTERTAINMENT–0.7%
Bollore SE	1,771	10,397
Capcom Co., Ltd.	836	15,814
CTS Eventim AG & Co. KGaA	155	12,904

Electronic Arts, Inc.	632	88,056
Konami Group Corp.	230	16,630
Liberty Media Corp.-Liberty Formula One–Class C(a)	492	35,345
Live Nation Entertainment, Inc.(a)	399	37,402
Netflix, Inc.(a)	1,077	726,846
Nexon Co., Ltd.(b)	840	15,628
Nintendo Co., Ltd.	2,560	136,708
ROBLOX Corp.–Class A(a)	1,176	43,759
Roku, Inc.(a)	314	18,818
Sea Ltd. (ADR)(a)	911	65,064
Take-Two Interactive Software, Inc.(a)	403	62,662
Toho Co., Ltd./Tokyo	296	8,659
Universal Music Group NV(b)	2,046	60,865
Walt Disney Co. (The)	4,561	452,862
Warner Bros Discovery, Inc.(a)	5,763	42,877

		1,851,296

INTERACTIVE MEDIA & SERVICES–3.1%
Alphabet, Inc.–Class A	14,652	2,668,862
Alphabet, Inc.–Class C	12,690	2,327,600
Auto Trader Group PLC	2,240	22,546
CAR Group Ltd.(b)	891	20,860
LY Corp.	6,635	16,021
Match Group, Inc.(a)(b)	666	20,233
Meta Platforms, Inc.–Class A	5,448	2,746,991
Pinterest, Inc.–Class A(a)	1,480	65,224
REA Group Ltd.(b)	131	17,105
Scout24 SE	186	14,211
SEEK Ltd.(b)	886	12,576
Snap, Inc.–Class A(a)	2,604	43,252

		7,975,481

MEDIA–0.2%
Dentsu Group, Inc.(b)	526	13,318
Fox Corp.–Class A	595	20,450
Fox Corp.–Class B	351	11,239
Informa PLC	3,384	36,520
Interpublic Group of Cos., Inc. (The)	942	27,403
News Corp.–Class A	935	25,778
Omnicom Group, Inc.	487	43,684
Paramount Global–Class B	1,322	13,736
Publicis Groupe SA	569	60,439
Trade Desk, Inc. (The)–Class A(a)	1,106	108,023
Vivendi SE	1,792	18,729
WPP PLC	2,681	24,549

		403,868

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	3,768	99,820

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Rogers Communications, Inc.–Class B	888	$32,844
SoftBank Corp.	7,087	86,674
SoftBank Group Corp.	2,562	164,791
T-Mobile US, Inc.	1,328	233,967
Tele2 AB–Class B	1,334	13,466
Vodafone Group PLC	57,237	50,646

		682,208

		12,845,672

CONSUMER STAPLES–4.1%
BEVERAGES–0.9%
Anheuser-Busch InBev SA/NV	2,235	129,755
Asahi Group Holdings Ltd.	1,164	41,188
Brown-Forman Corp.–Class B	453	19,565
Carlsberg AS–Class B	238	28,573
Celsius Holdings, Inc.(a)	377	21,523
Coca-Cola Co. (The)	10,183	648,148
Coca-Cola Europacific Partners PLC	513	37,382
Coca-Cola HBC AG–Class DI	543	18,481
Constellation Brands, Inc.–Class A	409	105,228
Davide Campari-Milano NV(b)	1,530	14,486
Diageo PLC	5,534	173,734
Heineken Holding NV	322	25,380
Heineken NV(b)	716	69,270
Keurig Dr Pepper, Inc.	2,691	89,879
Kirin Holdings Co., Ltd.(b)	1,928	24,905
Molson Coors Beverage Co.–Class B	463	23,534
Monster Beverage Corp.(a)	1,941	96,953
PepsiCo, Inc.	3,417	563,566
Pernod Ricard SA	509	69,448
Remy Cointreau SA	57	4,789
Suntory Beverage & Food Ltd.	338	12,004
Treasury Wine Estates Ltd.(b)	2,017	16,689

		2,234,480

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.1%
Aeon Co., Ltd.	1,625	34,780
Albertsons Cos., Inc.–Class A	859	16,965
Alimentation Couche-Tard, Inc.	1,914	107,407
Carrefour SA	1,410	19,980
Coles Group Ltd.	3,331	37,736
Costco Wholesale Corp.	1,103	937,539
Dollar General Corp.	546	72,197
Dollar Tree, Inc.(a)	515	54,986

Empire Co., Ltd.–Class A(b)	343	8,768
Endeavour Group Ltd./Australia(b)	3,784	12,689
George Weston Ltd.	150	21,577
J Sainsbury PLC	4,135	13,322
Jeronimo Martins SGPS SA	704	13,759
Kesko Oyj–Class B(b)	679	11,945
Kobe Bussan Co., Ltd.	396	8,821
Koninklijke Ahold Delhaize NV	2,348	69,095
Kroger Co. (The)	1,705	85,131
Loblaw Cos., Ltd.	385	44,662
MatsukiyoCocokara & Co.	900	12,924
Metro, Inc./CN(b)	564	31,246
Seven & i Holdings Co., Ltd.	5,536	67,651
Sysco Corp.	1,238	88,381
Target Corp.	1,148	169,950
Tesco PLC	17,503	67,610
Walgreens Boots Alliance, Inc.(b)	1,823	22,049
Walmart, Inc.	11,019	746,096
Woolworths Group Ltd.(b)	3,038	68,209

		2,845,475

FOOD PRODUCTS–0.8%
Ajinomoto Co., Inc.	1,158	40,756
Archer-Daniels-Midland Co.	1,248	75,442
Associated British Foods PLC	841	26,259
Barry Callebaut AG (REG)	9	14,672
Bunge Global SA	357	38,117
Campbell Soup Co.	482	21,782
Chocoladefabriken Lindt & Spruengli AG (REG)	1	115,272
Chocoladefabriken Lindt & Spruengli AG–Class PC	2	23,362
Conagra Brands, Inc.	1,189	33,791
Danone SA	1,601	98,061
General Mills, Inc.	1,404	88,817
Hershey Co. (The)	371	68,201
Hormel Foods Corp.	749	22,837
J M Smucker Co. (The)	264	28,787
JDE Peet’s NV(b)	303	6,043
Kellanova	673	38,819
Kerry Group PLC–Class A	389	31,524
Kikkoman Corp.	1,685	19,583
Kraft Heinz Co. (The)	2,263	72,914
Lamb Weston Holdings, Inc.	359	30,185
Lotus Bakeries NV	1	10,313
McCormick & Co., Inc./MD (Non-Voting)	626	44,408
MEIJI Holdings Co., Ltd.	540	11,679
Mondelez International, Inc.–Class A	3,348	219,093
Mowi ASA	1,157	19,230

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Nestle SA (REG)	6,639	$677,671
Nissin Foods Holdings Co., Ltd.	492	12,509
Orkla ASA	1,743	14,134
Salmar ASA	164	8,601
Saputo, Inc.	633	14,214
Tyson Foods, Inc.–Class A	712	40,684
WH Group Ltd.	20,859	13,730
Wilmar International Ltd.	5,113	11,659
Yakult Honsha Co., Ltd.(b)	684	12,255

		2,005,404

HOUSEHOLD PRODUCTS–0.6%
Church & Dwight Co., Inc.	606	62,830
Clorox Co. (The)	309	42,169
Colgate-Palmolive Co.	1,945	188,743
Essity AB–Class B	1,515	38,731
Henkel AG & Co. KGaA	258	20,299
Henkel AG & Co. KGaA (Preference Shares)	421	37,484
Kimberly-Clark Corp.	838	115,812
Procter & Gamble Co. (The)	5,850	964,782
Reckitt Benckiser Group PLC	1,757	95,052
Unicharm Corp.(b)	994	31,942

		1,597,844

PERSONAL CARE PRODUCTS–0.4%
Beiersdorf AG	251	36,738
Estee Lauder Cos., Inc. (The)–Class A	579	61,606
Haleon PLC	17,031	69,294
Kao Corp.(b)	1,193	48,301
Kenvue, Inc.	4,762	86,573
L’Oreal SA	598	263,219
Shiseido Co., Ltd.	963	27,445
Unilever PLC (London)	6,229	341,893

		935,069

TOBACCO–0.3%
Altria Group, Inc.	4,272	194,590
British American Tobacco PLC	4,994	153,414
Imperial Brands PLC	2,041	52,227
Japan Tobacco, Inc.(b)	2,990	80,967
Philip Morris International, Inc.	3,860	391,134

		872,332

		10,490,604

ENERGY–2.7%
ENERGY EQUIPMENT & SERVICES–0.1%
Baker Hughes Co.	2,489	87,538
Halliburton Co.	2,214	74,789
Schlumberger NV	3,539	166,970
Tenaris SA	1,174	18,059

		347,356

OIL, GAS & CONSUMABLE FUELS–2.6%
Aker BP ASA	786	20,084
Ampol Ltd.	592	12,733
APA Corp.	921	27,114
ARC Resources Ltd.(b)	1,486	26,515
BP PLC	41,832	251,861
Cameco Corp.	1,080	53,138
Canadian Natural Resources Ltd.	5,334	189,997
Cenovus Energy, Inc.(b)	3,476	68,323
Cheniere Energy, Inc.	574	100,352
Chesapeake Energy Corp.(b)	276	22,684
Chevron Corp.	4,364	682,617
Chord Energy Corp.	154	25,823
ConocoPhillips	2,925	334,562
Coterra Energy, Inc.	1,868	49,820
Devon Energy Corp.	1,579	74,845
Diamondback Energy, Inc.	421	84,280
Enbridge, Inc.	5,287	188,091
ENEOS Holdings, Inc.	7,137	36,780
Eni SpA	5,310	81,533
EOG Resources, Inc.	1,443	181,630
EQT Corp.(b)	1,041	38,496
Equinor ASA	2,240	64,162
Exxon Mobil Corp.	11,154	1,284,049
Galp Energia SGPS SA	1,155	24,395
Hess Corp.	687	101,346
HF Sinclair Corp.	406	21,656
Idemitsu Kosan Co., Ltd.	2,220	14,429
Imperial Oil Ltd.(b)	463	31,570
Inpex Corp.(b)	2,318	34,041
Keyera Corp.	570	15,787
Kinder Morgan, Inc.	4,967	98,694
Marathon Oil Corp.	1,435	41,141
Marathon Petroleum Corp.	896	155,438
MEG Energy Corp.(a)	678	14,506
Neste Oyj(b)	1,052	18,772
Occidental Petroleum Corp.	1,653	104,189
OMV AG	366	15,909
ONEOK, Inc.	1,450	118,248
Ovintiv, Inc. (New York)	669	31,356
Parkland Corp.	347	9,727
Pembina Pipeline Corp.(b)	1,441	53,467
Phillips 66	1,064	150,205
Repsol SA(b)	3,027	48,004
Santos Ltd.(b)	8,076	40,973
Shell PLC	15,921	571,054
Suncor Energy, Inc.	3,201	122,022
Targa Resources Corp.	526	67,738
TC Energy Corp.(b)	2,580	97,803
Texas Pacific Land Corp.(b)	49	35,979
TotalEnergies SE	5,341	357,600
Tourmaline Oil Corp.(b)	830	37,646
Valero Energy Corp.	819	128,386
Williams Cos., Inc. (The)	3,030	128,775

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Woodside Energy Group Ltd.(b)	4,722	$88,920

		6,679,265

		7,026,621

MATERIALS–2.3%
CHEMICALS–1.2%
Air Liquide SA	1,435	247,663
Air Products and Chemicals, Inc.	553	142,702
Akzo Nobel NV(b)	424	25,842
Albemarle Corp.(b)	292	27,892
Arkema SA	149	12,984
Asahi Kasei Corp.	3,075	19,745
BASF SE	2,220	107,320
Celanese Corp.	277	37,365
CF Industries Holdings, Inc.	467	34,614
Clariant AG (REG)	532	8,381
Corteva, Inc.	1,738	93,748
Covestro AG(a)	470	27,550
Croda International PLC	330	16,417
Dow, Inc.	1,749	92,784
DSM-Firmenich AG	462	52,024
DuPont de Nemours, Inc.	1,040	83,710
Eastman Chemical Co.	292	28,607
Ecolab, Inc.	640	152,320
EMS-Chemie Holding AG (REG)	17	13,911
Evonik Industries AG	637	12,998
Givaudan SA (REG)	23	108,942
ICL Group Ltd.	1,924	8,274
IMCD NV(b)	142	19,574
International Flavors & Fragrances, Inc.	635	60,458
Linde PLC	1,198	525,694
LyondellBasell Industries NV–Class A	638	61,031
Mitsubishi Chemical Group Corp.	3,405	18,972
Mitsui Chemicals, Inc.	440	12,184
Mosaic Co. (The)	800	23,120
Nippon Paint Holdings Co., Ltd.	2,322	15,179
Nippon Sanso Holdings Corp.	450	13,364
Nissan Chemical Corp.(b)	297	9,440
Nitto Denko Corp.	314	24,905
Novonesis (Novozymes) B	928	56,696
Nutrien Ltd.(b)	1,230	62,622
OCI NV(b)	263	6,423
Orica Ltd.	1,208	14,346
PPG Industries, Inc.	585	73,646
RPM International, Inc.	320	34,458
Sherwin-Williams Co. (The)	600	179,058
Shin-Etsu Chemical Co., Ltd.	4,445	172,829
Sika AG (REG)	379	108,189
Syensqo SA	184	16,423

Symrise AG	330	40,378
Toray Industries, Inc.	3,453	16,377
Umicore SA(b)	521	7,840
Westlake Corp.	96	13,903
Yara International ASA	412	11,873

		2,954,775

CONSTRUCTION MATERIALS–0.2%
CRH PLC	1,709	128,141
Heidelberg Materials AG	340	35,147
Holcim AG	1,296	114,556
James Hardie Industries PLC (CDI)(a)	1,083	33,895
Martin Marietta Materials, Inc.	153	82,896
Vulcan Materials Co.	329	81,816

		476,451

CONTAINERS & PACKAGING–0.1%
Amcor PLC	3,594	35,149
Avery Dennison Corp.	200	43,730
Ball Corp.	780	46,816
CCL Industries, Inc.–Class B(b)	371	19,509
Crown Holdings, Inc.	300	22,317
International Paper Co.	818	35,297
Packaging Corp. of America	223	40,711
SIG Group AG	760	13,966
Smurfit Kappa Group PLC	649	28,947
Westrock Co.	639	32,116

		318,558

METALS & MINING–0.8%
Agnico Eagle Mines Ltd.	1,241	81,170
Anglo American PLC	3,160	99,858
Antofagasta PLC	980	26,045
ArcelorMittal SA	1,166	26,712
Barrick Gold Corp. (Toronto)	4,366	72,828
BHP Group Ltd.(b)	12,610	360,418
BlueScope Steel Ltd.	1,102	14,959
Boliden AB	680	21,869
Cleveland-Cliffs, Inc.(a)	1,239	19,068
Endeavour Mining PLC	457	9,725
First Quantum Minerals Ltd.	1,761	23,132
Fortescue Ltd.(b)	4,211	59,950
Franco-Nevada Corp.(b)	478	56,673
Freeport-McMoRan, Inc.	3,568	173,405
Glencore PLC	25,793	146,769
Ivanhoe Mines Ltd.–Class A(a)(b)	1,578	20,359
JFE Holdings, Inc.	1,478	21,331
Kinross Gold Corp.	3,055	25,435
Lundin Mining Corp.	1,636	18,213
Mineral Resources Ltd.(b)	437	15,634

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Newmont Corp. (New York)	2,867	$120,041
Nippon Steel Corp.	2,095	44,411
Norsk Hydro ASA	3,298	20,561
Northern Star Resources Ltd.	2,857	24,810
Nucor Corp.	599	94,690
Pan American Silver Corp.(b)	906	18,007
Pilbara Minerals Ltd.(b)	7,108	14,463
Reliance, Inc.	143	40,841
Rio Tinto Ltd.(b)	923	73,113
Rio Tinto PLC	2,804	183,994
South32 Ltd.(b)	11,260	27,318
Steel Dynamics, Inc.	374	48,433
Sumitomo Metal Mining Co., Ltd.	572	17,379
Teck Resources Ltd.–Class B	1,142	54,727
voestalpine AG	266	7,191
Wheaton Precious Metals Corp.(b)	1,127	59,091

		2,142,623

PAPER & FOREST PRODUCTS–0.0%
Holmen AB–Class B	189	7,437
Mondi PLC	1,097	21,057
Stora Enso Oyj–Class R(b)	1,447	19,759
Svenska Cellulosa AB SCA–Class B	1,506	22,163
UPM-Kymmene Oyj	1,327	46,608
West Fraser Timber Co., Ltd.(b)	138	10,599

		127,623

		6,020,030

UTILITIES–1.6%
ELECTRIC UTILITIES–1.0%
Acciona SA(b)	61	7,219
Alliant Energy Corp.	638	32,474
American Electric Power Co., Inc.	1,309	114,852
BKW AG	53	8,460
Chubu Electric Power Co., Inc.	1,639	19,362
CK Infrastructure Holdings Ltd.	1,403	7,923
CLP Holdings Ltd.	4,129	33,396
Constellation Energy Corp.	784	157,012
Duke Energy Corp.	1,919	192,341
Edison International	957	68,722
EDP–Energias de Portugal SA	7,801	29,248
Elia Group SA/NV(b)	73	6,818
Emera, Inc.(b)	712	23,758
Endesa SA(b)	790	14,843
Enel SpA	20,228	140,358
Entergy Corp.	530	56,710

Evergy, Inc.	571	30,246
Eversource Energy	870	49,338
Exelon Corp.	2,487	86,075
FirstEnergy Corp.	1,358	51,971
Fortis, Inc./Canada(b)	1,226	47,649
Fortum Oyj(b)	1,115	16,323
Hydro One Ltd.(c)	819	23,857
Iberdrola SA(b)	14,378	186,553
Kansai Electric Power Co., Inc. (The)	1,771	29,738
Mercury NZ Ltd.	1,733	6,930
NextEra Energy, Inc.	5,069	358,936
NRG Energy, Inc.	534	41,577
Origin Energy Ltd.	4,283	30,987
Orsted AS(a)	470	24,967
PG&E Corp.	5,041	88,016
Power Assets Holdings Ltd.	3,358	18,148
PPL Corp.	1,834	50,710
Redeia Corp. SA(b)	1,009	17,644
Southern Co. (The)	2,713	210,447
SSE PLC	2,719	61,405
Terna–Rete Elettrica Nazionale(b)	3,498	26,965
Tokyo Electric Power Co. Holdings, Inc.(a)	3,784	20,377
Verbund AG	169	13,372
Xcel Energy, Inc.	1,382	73,813

		2,479,540

GAS UTILITIES–0.1%
AltaGas Ltd.(b)	733	16,562
APA Group(b)	3,190	16,956
Atmos Energy Corp.	375	43,744
Hong Kong & China Gas Co., Ltd.	27,787	21,117
Osaka Gas Co., Ltd.	940	20,774
Snam SpA(b)	5,013	22,137
Tokyo Gas Co., Ltd.	850	18,299

		159,589

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
AES Corp. (The)	1,767	31,046
Brookfield Renewable Corp.–Class A	335	9,491
EDP Renovaveis SA(b)	787	10,997
Meridian Energy Ltd.	3,217	12,325
Northland Power, Inc.(b)	636	10,935
RWE AG	1,572	53,928
Vistra Corp.	865	74,373

		203,095

MULTI-UTILITIES–0.4%
Ameren Corp.	663	47,146
Canadian Utilities Ltd.–Class A	330	7,128
CenterPoint Energy, Inc.	1,574	48,762
Centrica PLC	13,270	22,619

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CMS Energy Corp.	743	$44,231
Consolidated Edison, Inc.	859	76,812
Dominion Energy, Inc.	2,083	102,067
DTE Energy Co.	515	57,170
E.ON SE	5,584	73,389
Engie SA	4,543	65,057
National Grid PLC	11,949	133,424
NiSource, Inc.	1,113	32,066
Public Service Enterprise Group, Inc.	1,240	91,388
Sembcorp Industries Ltd.	2,000	7,069
Sempra	1,572	119,566
Veolia Environnement SA	1,714	51,339
WEC Energy Group, Inc.	785	61,591

		1,040,824

WATER UTILITIES–0.0%
American Water Works Co., Inc.	484	62,514
Essential Utilities, Inc.	646	24,115
Severn Trent PLC	669	20,136
United Utilities Group PLC	1,695	21,056

		127,821

		4,010,869

REAL ESTATE–1.4%
DIVERSIFIED REITS–0.0%
Covivio SA/France	126	6,025
GPT Group (The)(b)	4,762	12,697
Land Securities Group PLC	1,759	13,744
Mirvac Group(b)	9,809	12,204
Nomura Real Estate Master Fund, Inc.	10	8,883
Stockland(b)	5,934	16,436
WP Carey, Inc.	544	29,947

		99,936

HEALTH CARE REITS–0.1%
Alexandria Real Estate Equities, Inc.	392	45,852
Healthpeak Properties, Inc.	1,764	34,575
Ventas, Inc.	1,001	51,311
Welltower, Inc.	1,415	147,514

		279,252

HOTEL & RESORT REITS–0.0%
Host Hotels & Resorts, Inc.	1,750	31,465

INDUSTRIAL REITS–0.2%
CapitaLand Ascendas REIT	9,639	18,161
Goodman Group(b)	4,251	98,070
Nippon Prologis REIT, Inc.	6	9,365
Prologis, Inc.	2,300	258,313
Segro PLC	3,161	35,764
Warehouses De Pauw CVA	436	11,776

		431,449

OFFICE REITS–0.0%
Boston Properties, Inc.	371	22,839
Dexus(b)	2,674	11,535

Gecina SA	114	10,524
Japan Real Estate Investment Corp.	3	9,482
Nippon Building Fund, Inc.(b)	4	14,031

		68,411

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Azrieli Group Ltd.	106	6,193
CapitaLand Investment Ltd./Singapore(b)	6,504	12,720
CBRE Group, Inc.–Class A(a)	760	67,724
CK Asset Holdings Ltd.	5,031	18,846
CoStar Group, Inc.(a)	1,016	75,326
Daito Trust Construction Co., Ltd.	183	18,943
Daiwa House Industry Co., Ltd.	1,344	34,218
Fastighets AB Balder–Class B(a)	1,648	11,313
FirstService Corp.(b)	101	15,371
Henderson Land Development Co., Ltd.	3,938	10,558
Hongkong Land Holdings Ltd.	2,695	8,683
Hulic Co., Ltd.(b)	1,001	8,897
LEG Immobilien SE	184	15,032
Mitsubishi Estate Co., Ltd.	2,835	44,633
Mitsui Fudosan Co., Ltd.	6,607	60,810
Nomura Real Estate Holdings, Inc.	231	5,815
Sagax AB–Class B	546	13,992
Sino Land Co., Ltd.	10,242	10,540
Sumitomo Realty & Development Co., Ltd.	756	22,308
Sun Hung Kai Properties Ltd.	3,616	31,331
Swire Pacific Ltd.–Class A	935	8,255
Swire Properties Ltd.	2,822	4,496
Swiss Prime Site AG (REG)	192	18,181
Unibail-Rodamco-Westfield(a)	294	23,234
Vonovia SE	1,823	51,880
Wharf Holdings Ltd. (The)(b)	3,000	8,430
Wharf Real Estate Investment Co., Ltd.	3,876	10,273
Zillow Group, Inc.–Class C(a)	391	18,138

		636,140

RESIDENTIAL REITS–0.2%
American Homes 4 Rent–Class A	818	30,397
AvalonBay Communities, Inc.	353	73,032

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Camden Property Trust	266	$29,023
Canadian Apartment Properties REIT	204	6,628
Equity LifeStyle Properties, Inc.	440	28,657
Equity Residential	848	58,800
Essex Property Trust, Inc.	160	43,552
Invitation Homes, Inc.	1,522	54,625
Mid-America Apartment Communities, Inc.	290	41,357
Sun Communities, Inc.	309	37,185
UDR, Inc.	778	32,015

		435,271

RETAIL REITS–0.2%
CapitaLand Integrated Commercial Trust	13,593	19,791
Kimco Realty Corp.	1,676	32,615
Klepierre SA	535	14,283
Link REIT	6,373	24,749
Realty Income Corp.	2,131	112,559
Regency Centers Corp.	436	27,119
RioCan Real Estate Investment Trust	365	4,485
Scentre Group(b)	12,914	26,767
Simon Property Group, Inc.	810	122,958
Vicinity Ltd.	9,619	11,827

		397,153

SPECIALIZED REITS–0.4%
American Tower Corp.	1,161	225,675
Crown Castle, Inc.	1,081	105,614
Digital Realty Trust, Inc.	777	118,143
Equinix, Inc.	236	178,558
Extra Space Storage, Inc.	526	81,746
Gaming and Leisure Properties, Inc.	675	30,517
Iron Mountain, Inc.	729	65,333
Public Storage	393	113,046
SBA Communications Corp.	269	52,805
VICI Properties, Inc.	2,593	74,263
Weyerhaeuser Co.	1,814	51,499

		1,097,199

		3,476,276

Total Common Stocks (cost $75,450,401)		164,644,030

	Principal Amount (000)
GOVERNMENTS–TREASURIES–32.5%
UNITED STATES–32.5%
U.S. Treasury Bonds
1.25%, 05/15/2050	$ 552	275,632
2.25%, 08/15/2046	3,477	2,329,523

2.25%, 08/15/2049	287	186,685
2.25%, 02/15/2052	2,286	1,465,577
2.375%, 11/15/2049	584	389,851
2.375%, 05/15/2051	1,859	1,232,393
2.50%, 02/15/2045	212	152,198
2.50%, 05/15/2046	42	29,874
2.75%, 08/15/2047	143	104,967
2.875%, 05/15/2043	221	172,155
2.875%, 08/15/2045	2,897	2,210,173
2.875%, 11/15/2046	187	140,766
2.875%, 05/15/2049	313	232,772
2.875%, 05/15/2052	417	307,824
3.00%, 05/15/2045	265	206,907
3.00%, 02/15/2047	238	183,140
3.00%, 05/15/2047	409	314,777
3.00%, 02/15/2048	350	268,034
3.00%, 08/15/2048	792	604,700
3.00%, 02/15/2049	257	195,573
3.125%, 02/15/2043	521	423,232
3.50%, 02/15/2039	12	11,009
3.625%, 08/15/2043	1,869	1,630,149
3.625%, 05/15/2053	1,351	1,156,748
3.75%, 11/15/2043	48	42,334
4.00%, 11/15/2052	208	190,462
4.25%, 05/15/2039	134	131,187
4.375%, 11/15/2039	502	498,277
4.375%, 08/15/2043	128	124,371
4.50%, 08/15/2039	179	180,057
4.75%, 02/15/2037	465	484,016
4.75%, 11/15/2053	352	366,031
5.25%, 11/15/2028	2,017	2,084,965
5.375%, 02/15/2031	359	381,443
5.50%, 08/15/2028	762	794,206
6.00%, 02/15/2026	1,336	1,358,866
6.125%, 11/15/2027	1,389	1,459,962
6.25%, 05/15/2030	374	410,560
6.875%, 08/15/2025	471	480,686
U.S. Treasury Notes
0.375%, 01/31/2026	1,216	1,132,787
0.50%, 02/28/2026	1,120	1,042,639
0.625%, 05/15/2030	934	755,341
0.625%, 08/15/2030	997	799,866
0.75%, 05/31/2026	1,952	1,809,711
0.75%, 08/31/2026	1,015	933,391
0.875%, 09/30/2026	1,513	1,392,341
1.00%, 07/31/2028	2,116	1,849,254
1.125%, 10/31/2026	1,163	1,073,231
1.25%, 12/31/2026	919	846,834
1.375%, 11/15/2031	73	59,042
1.50%, 08/15/2026	1,541	1,442,039
1.50%, 02/15/2030	523	449,118
1.625%, 02/15/2026	2,203	2,092,162
1.625%, 05/15/2031	3,081	2,589,003
1.75%, 11/15/2029	984	864,778
1.875%, 02/15/2032	1,787	1,502,476
2.00%, 11/15/2026	4,808	4,524,216
2.125%, 05/15/2025	1,190	1,159,418

AB Variable Products Series Fund

Company	Principal Amount (000)		U.S. $ Value

2.25%, 11/15/2025	$	909	$876,622
2.25%, 08/15/2027		2,292	2,142,023
2.25%, 11/15/2027		3,588	3,339,455
2.375%, 05/15/2027		4,367	4,113,262
2.375%, 05/15/2029		1,327	1,212,638
2.625%, 02/15/2029		451	418,024
2.75%, 02/15/2028		129	121,380
2.75%, 08/15/2032		949	845,588
2.875%, 05/15/2028		400	378,346
2.875%, 05/15/2032		2,242	2,023,325
3.125%, 11/15/2028		912	866,305
3.125%, 08/31/2029		727	685,823
3.375%, 05/15/2033		1,115	1,035,742
3.50%, 04/30/2028		794	768,416
3.50%, 02/15/2033		1,420	1,333,341
3.625%, 03/31/2028		1,209	1,175,364
3.75%, 12/31/2028		1,202	1,171,748
3.875%, 08/15/2033		1,128	1,087,848
4.00%, 06/30/2028		694	683,610
4.00%, 01/31/2029		561	552,760
4.00%, 02/15/2034		1,412	1,373,566
4.125%, 10/31/2027		603	596,009
4.125%, 11/15/2032		787	774,801
4.25%, 02/28/2029		319	318,202
4.375%, 08/31/2028		1,306	1,304,684
4.375%, 11/30/2028		237	237,511
4.375%, 05/15/2034		189	188,971
4.50%, 05/31/2029		542	546,367
4.50%, 11/15/2033		1,206	1,220,059
4.625%, 09/30/2028		578	583,238
4.625%, 04/30/2029		1,925	1,948,866

Total Governments–Treasuries (cost $92,345,861)			83,453,623

AGENCIES–0.8%
AGENCY DEBENTURES–0.8%
Federal Farm Credit Banks Funding Corp. 4.625%, 03/05/2026		219	217,925
Federal Home Loan Banks 4.625%, 11/17/2026		800	799,304
Federal National Mortgage Association 6.625%, 11/15/2030		900	1,005,920

Total Agencies (cost $2,029,373)			2,023,149

Company	Notional Amount		U.S. $ Value

PURCHASED OPTIONS–PUTS–0.4%
OPTIONS ON EQUITY INDICES–0.4%
Euro STOXX 50 Index Expiration: May 2025; Contracts: 910; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)	EUR	3,913,000	96,273
Euro STOXX 50 Index Expiration: May 2025; Contracts: 210; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)	EUR	903,000	22,217
Euro STOXX 50 Index Expiration: May 2025; Contracts: 200; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(a)	EUR	860,000	21,159
FTSE 100 Index Expiration: Jun 2025; Contracts: 200; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(a)	GBP	1,420,000	25,589
FTSE 100 Index Expiration: Jun 2025; Contracts: 50; Exercise Price: GBP 7,100.00; Counterparty: Goldman Sachs International(a)	GBP	355,000	6,397
FTSE 100 Index Expiration: Jun 2025; Contracts: 40; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(a)	GBP	284,000	5,118
Nikkei 225 Index Expiration: Jun 2025; Contracts: 19,000; Exercise Price: JPY 31,750.00; Counterparty: UBS AG(a)	JPY	603,250,000	75,122

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Jun 2025; Contracts: 8,800; Exercise Price: USD 4,675.00; Counterparty: UBS AG(a)	USD	41,140,000	$720,276
S&P 500 Index Expiration: Jun 2025; Contracts: 1,700; Exercise Price: USD 4,675.00; Counterparty: Goldman Sachs International(a)	USD	7,947,500	139,144

Total Purchased Options–Puts (premiums paid $1,209,660)			1,111,295

		Shares
RIGHTS–0.0%
HEALTH CARE–0.0%
HEALTH CARE PROVIDERS & SERVICES–0.0%
Amplifon SpA, expiring 07/10/2024(a)(d)(e) (cost $0)		310	–0	–

WARRANTS–0.0%
INFORMATION TECHNOLOGY–0.0%
SOFTWARE–0.0%
Constellation Software, Inc., expiring 03/31/2040(a)(b)(d)(e) (cost $0)		52	–0	–

SHORT-TERM INVESTMENTS–1.6%
INVESTMENT COMPANIES–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(f)(g)(h) (cost $2,433,517)		2,433,517	2,433,517

U.S. TREASURY BILLS–0.7%
UNITED STATES–0.7%
U.S. Treasury Bill
Zero Coupon, 09/05/2024	$	889	880,501
Zero Coupon, 10/22/2024		899	884,382

Total U.S. Treasury Bills (cost $1,764,842)			1,764,883

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.4% (cost $175,233,654)			255,430,497

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.3%
INVESTMENT COMPANIES–1.3%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(f)(g)(h) (cost $3,397,298)		3,397,298	3,397,298

TOTAL INVESTMENTS–100.7% (cost $178,630,952)			258,827,795
Other assets less liabilities–(0.7)%			(1,895,343)

NET ASSETS–100.0%			$256,932,452

AB Variable Products Series Fund

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	1	September 2024	$75,762	$57
10 Yr Canadian Bond Futures	7	September 2024	614,371	(11,766)
Euro STOXX 50 Index Futures	66	September 2024	3,481,831	(11,315)
Long Gilt Futures	2	September 2024	246,676	1,919
Micro E-Mini S&P 500 Futures	8	September 2024	220,860	(278)
MSCI EAFE Futures	1	September 2024	117,160	(942)
Nikkei 225 (OSE) Futures	3	September 2024	738,020	10,429
OMXS 30 Index Futures	2	July 2024	48,646	176
S&P 500 E-Mini Futures	48	September 2024	13,251,600	62,551
S&P/TSX 60 Index Futures	5	September 2024	957,933	2,255
TOPIX Index Futures	18	September 2024	3,144,322	31,212
U.S. T-Note 2 Yr (CBT) Futures	68	September 2024	13,886,875	37,687
U.S. T-Note 10 Yr (CBT) Futures	115	September 2024	12,648,203	100,185
U.S. Ultra Bond (CBT) Futures	24	September 2024	3,008,250	61,696

Sold Contracts
FTSE 100 Index Futures	26	September 2024	2,699,004	15,038
MSCI Singapore IX ETS Futures	1	July 2024	23,330	(234)
SPI 200 Futures	25	September 2024	3,240,437	(10,032)
U.S. T-Note 5 Yr (CBT) Futures	10	September 2024	1,065,781	(7,278)

				$281,360

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	7,005	USD	661	07/19/2024	$4,581
Bank of America, NA	USD	1,417	NOK	15,535	07/19/2024	38,812
Bank of America, NA	USD	3,133	SEK	34,060	07/19/2024	82,688
Bank of America, NA	USD	610	NZD	1,000	07/25/2024	(1,187)
Bank of America, NA	EUR	1,658	USD	1,777	08/08/2024	(1,132)
Bank of America, NA	USD	762	JPY	118,494	08/16/2024	(19,972)
Bank of America, NA	USD	1,003	GBP	791	08/29/2024	(2,893)
Barclays Bank PLC	USD	1,542	JPY	244,383	08/16/2024	(12,829)
BNP Paribas SA	USD	2,026	EUR	1,883	08/08/2024	(5,960)
Citibank, NA	EUR	939	USD	1,013	08/08/2024	5,115
Citibank, NA	JPY	358,074	USD	2,318	08/16/2024	77,497
Deutsche Bank AG	JPY	365,565	USD	2,367	08/16/2024	79,353
Goldman Sachs Bank USA	SEK	14,733	USD	1,344	07/19/2024	(47,674)
Goldman Sachs Bank USA	USD	3,619	NZD	5,904	07/25/2024	(23,148)
Goldman Sachs Bank USA	CHF	3,382	USD	3,778	08/08/2024	(3,760)
Goldman Sachs Bank USA	CAD	813	USD	593	08/23/2024	(1,803)
Goldman Sachs Bank USA	USD	3,658	CAD	5,031	08/23/2024	23,681
HSBC Bank USA	CHF	648	USD	718	08/08/2024	(6,550)
HSBC Bank USA	CAD	2,553	USD	1,862	08/23/2024	(6,628)
JPMorgan Chase Bank, NA	SEK	14,745	USD	1,359	07/19/2024	(33,611)

DYNAMIC ASSET ALLOCATION PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	4,851	EUR	4,506	08/08/2024	$(17,388)
JPMorgan Chase Bank, NA	JPY	312,476	USD	1,997	08/16/2024	41,625
JPMorgan Chase Bank, NA	USD	1,406	JPY	217,069	08/16/2024	(47,662)
Morgan Stanley Capital Services, Inc.	SEK	7,541	USD	723	07/19/2024	10,537
Morgan Stanley Capital Services, Inc.	USD	3,523	GBP	2,777	08/29/2024	(10,595)
Morgan Stanley Capital Services, Inc.	AUD	2,166	USD	1,441	09/19/2024	(6,682)
State Street Bank & Trust Co.	NOK	3,643	USD	342	07/19/2024	852
State Street Bank & Trust Co.	SEK	6,852	USD	655	07/19/2024	8,450
State Street Bank & Trust Co.	SEK	2,937	USD	276	07/19/2024	(1,013)
State Street Bank & Trust Co.	NZD	757	USD	463	07/25/2024	1,556
State Street Bank & Trust Co.	USD	383	CHF	345	08/08/2024	2,833
State Street Bank & Trust Co.	CAD	675	USD	494	08/23/2024	598
State Street Bank & Trust Co.	USD	292	GBP	229	08/29/2024	(1,523)

						$126,168

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC Swiss Market Index Futures	0.00%	Maturity	CHF	120	09/20/2024	$(593)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $82,742 or 0.0% of net assets.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviation:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

AB Variable Products Series Fund

Glossary:

ADR—American Depositary Receipt

CBT—Chicago Board of Trade

CDI—CHESS Depositary Interest

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $172,800,137)	$252,996,980	(a)
Affiliated issuers (cost $5,830,815—including investment of cash collateral for securities loaned of $3,397,298)	5,830,815
Cash collateral due from broker	1,900,457
Foreign currencies, at value (cost $405,679)	402,957
Unaffiliated interest and dividends receivable	958,937
Receivable for investment securities sold and foreign currency transactions	585,662
Unrealized appreciation on forward currency exchange contracts	378,178
Receivable for capital stock sold	111,643
Affiliated dividends receivable	17,512
Receivable due from Adviser	1,153

Total assets	263,184,294

LIABILITIES
Payable for collateral received on securities loaned	3,397,298
Cash collateral due to broker	900,000
Payable for investment securities purchased	836,728
Custody and accounting fees payable	402,918
Unrealized depreciation on forward currency exchange contracts	252,010
Advisory fee payable	138,110
Payable for variation margin on futures	124,924
Payable for capital stock redeemed	52,016
Distribution fee payable	49,290
Administrative fee payable	23,642
Unrealized depreciation on total return swaps	593
Transfer Agent fee payable	112
Accrued expenses	74,201

Total liabilities	6,251,842

NET ASSETS	$256,932,452

COMPOSITION OF NET ASSETS
Capital stock, at par	$27,111
Additional paid-in capital	186,383,350
Distributable earnings	70,521,991

NET ASSETS	$256,932,452

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$184,236	19,315	$9.54

B	$256,748,216	27,092,144	$9.48

(a)	Includes securities on loan with a value of $6,817,891 (see Note E).

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $103,052)	$1,624,721
Affiliated issuers	189,624
Interest	1,285,326
Securities lending income	6,312

3,105,983

EXPENSES
Advisory fee (see Note B)	887,063
Distribution fee—Class B	316,581
Transfer agency—Class B	1,099
Custody and accounting	97,188
Audit and tax	46,819
Administrative	43,606
Legal	17,466
Printing	17,009
Directors’ fees	12,023
Miscellaneous	22,458

Total expenses	1,461,312
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(73,332)

Net expenses	1,387,980

Net investment income	1,718,003

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	(654,170)
Forward currency exchange contracts	319,035
Futures	1,431,788
Swaps	15,236
Foreign currency transactions	(19,707)
Net change in unrealized appreciation (depreciation) of:
Investments	13,992,238
Forward currency exchange contracts	186,553
Futures	(932,705)
Swaps	(6)
Foreign currency denominated assets and liabilities	(54,071)

Net gain on investment and foreign currency transactions	14,284,191

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,002,194

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,718,003		$2,861,589
Net realized gain (loss) on investment and foreign currency transactions	1,092,182		(7,397,655)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	13,192,009		35,313,267

Net increase in net assets from operations	16,002,194		30,777,201
Distributions to Shareholders
Class A	–0	–	(1,818)
Class B	–0	–	(1,462,051)
CAPITAL STOCK TRANSACTIONS
Net decrease	(12,886,655)		(11,093,686)

Total increase	3,115,539		18,219,646
NET ASSETS
Beginning of period	253,816,913		235,597,267

End of period	$256,932,452		$253,816,913

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Dynamic Asset Allocation Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to maximize total return consistent with AllianceBernstein L.P. (the “Adviser”) determination of reasonable risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a

AB Variable Products Series Fund

valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$38,963,935		$3,846,999		$–0	–	$42,810,934
Financials	16,110,798		8,175,305		–0	–	24,286,103
Health Care	13,883,658		5,466,886		–0	–	19,350,544
Industrials	10,713,181		6,828,217		–0	–	17,541,398
Consumer Discretionary	12,066,020		4,718,959		–0	–	16,784,979
Communication Services	11,251,095		1,594,577		–0	–	12,845,672
Consumer Staples	6,969,375		3,521,229		–0	–	10,490,604
Energy	5,327,312		1,699,309		–0	–	7,026,621
Materials	3,253,999		2,766,031		–0	–	6,020,030
Utilities	2,738,466		1,272,403		–0	–	4,010,869
Real Estate	2,630,581		845,695		–0	–	3,476,276
Governments—Treasuries	–0	–	83,453,623		–0	–	83,453,623
Agencies	–0	–	2,023,149		–0	–	2,023,149
Purchased Options—Puts	–0	–	1,111,295		–0	–	1,111,295
Rights	–0	–	–0	–	0	(a)	–0	–
Warrants	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments:
Investment Companies	2,433,517		–0	–	–0	–	2,433,517
U.S. Treasury Bills	–0	–	1,764,883		–0	–	1,764,883
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,397,298		–0	–	–0	–	3,397,298

Total Investments in Securities	129,739,235		129,088,560		0	(a)	258,827,795
Other Financial Instruments(b):
Assets:
Futures	323,205		–0	–	–0	–	323,205	(c)
Forward Currency Exchange Contracts	–0	–	378,178		–0	–	378,178
Liabilities:
Futures	(41,845)		–0	–	–0	–	(41,845	)(c)
Forward Currency Exchange Contracts	–0	–	(252,010)		–0	–	(252,010)
Total Return Swaps	–0	–	(593)		–0	–	(593)

Total	$130,020,595		$129,214,135		$0	(a)	$259,234,730

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .70% of the Portfolio’s average daily net assets. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to .85% and 1.10% of daily average net assets for Class A and Class B shares, respectively. The Expense Caps will remain in effect until May 1, 2025 and then may be extended by the Adviser for additional one-year terms. For the six months ended June 30, 2024, such reimbursements/waivers amounted to $67,483.

AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $43,606.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $5,222.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,268	$25,788	$29,622	$2,434	$190
Government Money Market Portfolio*	1,616	7,974	6,193	3,397	2

Total				$5,831	$192

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$5,079,395	$12,503,805
U.S. government securities	8,532,418	8,964,553

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$95,070,823
Gross unrealized depreciation	(14,467,045)

Net unrealized appreciation	$80,603,778

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2024, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

AB Variable Products Series Fund

During the six months ended June 30, 2024, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2024, the Portfolio held purchased options for hedging and non-hedging purposes.

•	Swaps

The Portfolio may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Portfolio may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolio in accordance with the terms of the respective swaps to provide value and recourse to the Portfolio or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Additionally, risks may arise from

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/(depreciation) of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Portfolio may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Portfolio is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

During the six months ended June 30, 2024, the Portfolio held total return swaps for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2024, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$201,544	*	Payable for variation margin on futures	$19,044	*

Equity contracts	Receivable for variation margin on futures	121,661	*	Payable for variation margin on futures	22,801	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	378,178		Unrealized depreciation on forward currency exchange contracts	252,010

Equity contracts	Investments in securities, at value	1,111,295

Equity contracts				Unrealized depreciation on total return swaps	593

Total		$1,812,678			$294,448

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

AB Variable Products Series Fund

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(278,587)	$(848,956)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	1,710,375	(83,749)

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	319,035	186,553

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(1,150,973)	36,691

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	15,236	(6)

Total		$615,086	$(709,467)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2024:

Futures:
Average notional amount of buy contracts	$50,632,532
Average notional amount of sale contracts	$6,594,519
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$30,785,466
Average principal amount of sale contracts	$33,181,432
Purchased Options:
Average notional amount	$45,909,142
Total Return Swaps:
Average notional amount	$202,196

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$126,081	$(25,184)		$–0	–	$–0	–	$100,897
Citibank, NA	82,612	–0	–	–0	–	–0	–	82,612
Deutsche Bank AG	79,353	–0	–	–0	–	–0	–	79,353
Goldman Sachs Bank USA	169,222	(76,385)		–0	–	–0	–	92,837
JPMorgan Chase Bank, NA	41,625	(41,625)		–0	–	–0	–	–0	–
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	10,537	(10,537)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	14,289	(2,536)		–0	–	–0	–	11,753
UBS AG	965,754	–0	–	(900,000)		–0	–	65,754

Total	$1,489,473	$(156,267)		$(900,000)		$–0	–	$433,206	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$25,184	$(25,184)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	12,829	–0	–	–0	–	–0	–	12,829
BNP Paribas SA	5,960	–0	–	–0	–	–0	–	5,960
Goldman Sachs Bank USA	76,385	(76,385)		–0	–	–0	–	–0	–
HSBC Bank USA	13,178	–0	–	–0	–	–0	–	13,178
JPMorgan Chase Bank, NA	98,661	(41,625)		–0	–	–0	–	57,036
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc.	17,870	(10,537)		–0	–	–0	–	7,333
State Street Bank & Trust Co.	2,536	(2,536)		–0	–	–0	–	–0	–

Total	$252,603	$(156,267)		$–0	–	$–0	–	$96,336	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or

AB Variable Products Series Fund

repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$6,817,891	$3,397,298	$3,813,541	$4,576	$1,736	$627

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	1,451		2,915	$13,214		$24,456
Shares issued in reinvestment of dividends	–0	–	214	–0	–	1,818
Shares redeemed	(7,392)		(6,942)	(66,119)		(57,972)

Net decrease	(5,941)		(3,813)	$(52,905)		$(31,698)

Class B
Shares sold	640,809		1,935,596	$5,886,667		$16,171,966
Shares issued on reinvestment of dividends	–0	–	172,819	–0	–	1,462,051
Shares redeemed	(2,041,232)		(3,442,663)	(18,720,417)		(28,696,005)

Net decrease	(1,400,423)		(1,334,248)	$(12,833,750)		$(11,061,988)

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

At June 30, 2024, certain shareholders of the Portfolio owned 92% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Allocation Risk—The allocation of investments among different global asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when one of these asset classes is performing more poorly than others. As both the direct investments and derivatives positions will be periodically adjusted to reflect the Adviser’s view of market and economic conditions, there will be transaction costs that may be, over time, significant. In addition, there is a risk that certain asset allocation decisions may not achieve the desired results and, as a result, the Portfolio may incur significant losses.

Foreign (Non-U.S.) Risk—The Portfolio’s investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

ETF Risk—ETFs, are investment companies. When the Portfolio invests in an ETF, the Portfolio bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

AB Variable Products Series Fund

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Real Estate Risk— The Portfolio’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in real estate investment trusts, or REITs, may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes. Some REITs may utilize leverage, which increases investment risk and may potentially increase the Portfolio’s losses.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023		2022
Distributions paid from:
Ordinary income	$1,463,869		$6,479,716
Net long-term capital gains	–0	–	82,215,114

Total taxable distributions paid	$1,463,869		$88,694,830

DYNAMIC ASSET ALLOCATION PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,748,690
Accumulated capital and other losses	(12,620,514	)(a)
Unrealized appreciation (depreciation)	64,391,621	(b)

Total accumulated earnings (deficit)	$54,519,797

(a)	As of December 31, 2023, the Portfolio had a net capital loss carryforward of $12,590,401. As of December 31, 2023, the cumulative deferred loss on straddles was $30,113.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, return of capital distributions received from underlying securities, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, the tax treatment of partnership investments, and corporate restructuring.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio had a net short-term capital loss carryforward of $6,364,603 and a net long-term capital loss carryforward of $6,225,798, which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

DYNAMIC ASSET ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.95	$7.94	$14.94	$13.89	$13.46	$11.91

Income From Investment Operations
Net investment income(a)(b)	.07	.12	.12	.14	.15	.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.52	.96	(2.57)	1.20	.51	1.60

Net increase (decrease) in net asset value from operations	.59	1.08	(2.45)	1.34	.66	1.83

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.07)	(.38)	(.29)	(.23)	(.27)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(4.17)	–0	–	–0	–	(.01)

Total dividends and distributions	–0	–	(.07)	(4.55)	(.29)	(.23)	(.28)

Net asset value, end of period	$9.54	$8.95	$7.94	$14.94	$13.89	$13.46

Total Return
Total investment return based on net asset value(c)	6.59%	13.70%	(18.45)%	9.67%	5.02%	15.51%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$184	$226	$231	$412	$364	$383
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.85	%^	.85%	.84%	.82%	.80%	.80%
Expenses, before waivers/reimbursements(d)‡	.90	%^	.93%	.91%	.83%	.80%	.80%
Net investment income(b)	1.60	%^	1.42%	1.10%	.98%	1.18%	1.78%
Portfolio turnover rate	6%	12%	16%	32%	13%	19%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.01%	.02%

See footnote summary on page 42.

DYNAMIC ASSET ALLOCATION PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.90	$7.89	$14.85	$13.80	$13.36	$11.82

Income From Investment Operations
Net investment income(a)(b)	.06	.10	.09	.12	.12	.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.52	.96	(2.56)	1.16	.51	1.60

Net increase (decrease) in net asset value from operations	.58	1.06	(2.47)	1.28	.63	1.79

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.05)	(.32)	(.23)	(.19)	(.24)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(4.17)	–0	–	–0	–	(.01)

Total dividends and distributions	–0	–	(.05)	(4.49)	(.23)	(.19)	(.25)

Net asset value, end of period	$9.48	$8.90	$7.89	$14.85	$13.80	$13.36

Total Return
Total investment return based on net asset value(c)	6.52%	13.48%	(18.68)%	9.28%	4.86%	15.24%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$256,748	$253,591	$235,366	$301,920	$548,422	$568,985
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.10	%^	1.10%	1.09%	1.06%	1.05%	1.05%
Expenses, before waivers/reimbursements(d)‡	1.15	%^	1.18%	1.17%	1.07%	1.06%	1.05%
Net investment income(b)	1.36	%^	1.18%	.87%	.80%	.93%	1.51%
Portfolio turnover rate	6%	12%	16%	32%	13%	19%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.01%	.01%	.01%	.02%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2022, such waiver amounted to .01%.

^	Annualized.

See notes to financial statements.

DYNAMIC ASSET ALLOCATION PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Dynamic Asset Allocation Portfolio (the “Fund”) at meetings held in-person on August 1-2, 2023 and October 31-November 2, 2023 (the “Meetings”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the underlying funds advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is

DYNAMIC ASSET ALLOCATION PORTFOLIO

(continued)	AB Variable Products Series Fund

difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meetings, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended May 31, 2023 and July 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was equal to the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to the those of Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch,

AB Variable Products Series Fund

may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

VPS-DAA-0152-0624

JUNE 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB DISCOVERY VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.4%

INDUSTRIALS–21.3%
BUILDING PRODUCTS–1.0%
Builders FirstSource, Inc.(a)(b)	50,580	$7,000,778

COMMERCIAL SERVICES & SUPPLIES–2.3%
ABM Industries, Inc.	154,391	7,807,553
MillerKnoll, Inc.(a)	308,873	8,182,046

		15,989,599

CONSTRUCTION & ENGINEERING–5.2%
Dycom Industries, Inc.(b)	44,673	7,539,015
Fluor Corp.(b)	216,080	9,410,284
MasTec, Inc.(b)	101,881	10,900,248
WillScot Mobile Mini Holdings Corp.(b)	215,998	8,130,165

		35,979,712

ELECTRICAL EQUIPMENT–1.7%
Regal Rexnord Corp.(a)	48,290	6,529,773
Sensata Technologies Holding PLC(a)	140,520	5,254,043

		11,783,816

GROUND TRANSPORTATION–1.5%
ArcBest Corp.	93,774	10,041,320

MACHINERY–5.4%
Gates Industrial Corp. PLC(b)	529,410	8,369,972
John Bean Technologies Corp.	72,380	6,873,929
Middleby Corp. (The)(a) (b)	70,826	8,683,976
Oshkosh Corp.	43,290	4,683,978
Pentair PLC	105,160	8,062,617

		36,674,472

PASSENGER AIRLINES–1.0%
Alaska Air Group, Inc.(b)	162,740	6,574,696

PROFESSIONAL SERVICES–2.2%
Robert Half, Inc.	133,335	8,530,773
WNS Holdings Ltd.(b)	121,153	6,360,533

		14,891,306

TRADING COMPANIES & DISTRIBUTORS–1.0%
Herc Holdings, Inc.	51,450	6,857,770

		145,793,469

FINANCIALS–19.8%
BANKS–10.3%
BankUnited, Inc.	207,582	6,075,925
Comerica, Inc.	161,013	8,218,104
First BanCorp./Puerto Rico	438,484	8,019,872
First Citizens BancShares, Inc./NC–Class A	6,313	10,628,630
First Hawaiian, Inc.(a)	388,768	8,070,824

Texas Capital Bancshares, Inc.(b)	113,122	6,916,279
Webster Financial Corp.	155,704	6,787,137
Wintrust Financial Corp.	86,500	8,525,440
Zions Bancorp NA(a)	173,086	7,506,740

		70,748,951

CAPITAL MARKETS–4.4%
Cboe Global Markets, Inc.	51,930	8,831,216
Invesco Ltd.	479,268	7,169,849
Moelis & Co.–Class A	91,687	5,213,323
Stifel Financial Corp.	103,607	8,718,529

		29,932,917

FINANCIAL SERVICES–1.9%
NCR Atleos Corp.(b)	189,338	5,115,913
Walker & Dunlop, Inc.(a)	79,070	7,764,674

		12,880,587

INSURANCE–3.2%
American Financial Group, Inc./OH	54,190	6,666,454
Everest Group Ltd.	14,167	5,397,910
Hanover Insurance Group, Inc. (The)	41,520	5,208,269
Kemper Corp.	77,270	4,584,429

		21,857,062

		135,419,517

CONSUMER DISCRETIONARY–16.8%
AUTOMOBILE COMPONENTS–2.6%
Adient PLC(b)	328,541	8,118,248
BorgWarner, Inc.	301,681	9,726,196

		17,844,444

DIVERSIFIED CONSUMER SERVICES–1.4%
ADT, Inc.(a)	1,290,494	9,807,754

HOTELS, RESTAURANTS & LEISURE–1.5%
Dine Brands Global, Inc.(a)	101,030	3,657,286
Viking Holdings Ltd.(a)(b)	194,904	6,615,042

		10,272,328

HOUSEHOLD DURABLES–2.1%
PulteGroup, Inc.	66,190	7,287,519
Taylor Morrison Home Corp.(b)	128,089	7,101,254

		14,388,773

LEISURE PRODUCTS–1.0%
Brunswick Corp./DE(a)	96,080	6,991,742

SPECIALTY RETAIL–4.0%
AutoNation, Inc.(b)	60,745	9,681,538
Bath & Body Works, Inc.	216,313	8,447,023
Dick’s Sporting Goods, Inc.	41,480	8,911,978

		27,040,539

1

DISCOVERY VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

TEXTILES, APPAREL & LUXURY GOODS–4.2%
Crocs, Inc.(a)(b)	34,520	$5,037,849
PVH Corp.(a)	69,601	7,368,658
Ralph Lauren Corp.	44,740	7,832,184
Tapestry, Inc.	193,751	8,290,605

		28,529,296

		114,874,876

INFORMATION TECHNOLOGY–12.7%
COMMUNICATIONS EQUIPMENT–2.1%
Calix, Inc.(b)	198,165	7,020,986
Lumentum Holdings, Inc.(a)(b)	141,950	7,228,094

		14,249,080

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–3.3%
Avnet, Inc.	124,700	6,420,803
Belden, Inc.(a)	81,724	7,665,711
TD SYNNEX Corp.	74,700	8,620,380

		22,706,894

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–3.5%
Amkor Technology, Inc.	208,768	8,354,895
FormFactor, Inc.(b)	139,830	8,463,910
Synaptics, Inc.(b)	80,547	7,104,246

		23,923,051

SOFTWARE–3.8%
ACI Worldwide, Inc.(b)	206,246	8,165,279
CommVault Systems, Inc.(b)	73,546	8,940,987
Gen Digital, Inc.	352,150	8,796,707

		25,902,973

		86,781,998

REAL ESTATE–7.1%
DIVERSIFIED REITS–0.6%
Broadstone Net Lease, Inc.–Class A	265,351	4,211,120

HOTEL & RESORT REITS–1.0%
Ryman Hospitality Properties, Inc.	69,860	6,976,220

INDUSTRIAL REITS–2.0%
First Industrial Realty Trust, Inc.	112,027	5,322,403
STAG Industrial, Inc.	220,678	7,957,649

		13,280,052

REAL ESTATE MANAGEMENT & DEVELOPMENT–1.6%
Jones Lang LaSalle, Inc.(a)(b)	52,168	10,709,047

RESIDENTIAL REITS–1.3%
Independence Realty Trust, Inc.	486,660	9,120,008

SPECIALIZED REITS–0.6%
CubeSmart(a)	90,252	4,076,683

		48,373,130

ENERGY–5.4%
ENERGY EQUIPMENT & SERVICES–0.8%
ChampionX Corp.	168,860	5,607,841

OIL, GAS & CONSUMABLE FUELS–4.6%
Cameco Corp.(a)	197,000	9,692,400
HF Sinclair Corp.	89,925	4,796,600
International Seaways, Inc.	43,108	2,548,976
Magnolia Oil & Gas Corp.–Class A(a)	352,042	8,920,744
Northern Oil and Gas, Inc.(a)	153,537	5,706,970

		31,665,690

		37,273,531

HEALTH CARE–5.4%
HEALTH CARE EQUIPMENT & SUPPLIES–2.9%
Avantor, Inc.(b)	299,480	6,348,976
Integra LifeSciences Holdings Corp.(b)	196,700	5,731,838
Teleflex, Inc.	36,400	7,656,012

		19,736,826

HEALTH CARE PROVIDERS & SERVICES–1.8%
Acadia Healthcare Co., Inc.(b)	61,790	4,173,296
AMN Healthcare Services, Inc.(a)(b)	96,460	4,941,646
Pediatrix Medical Group, Inc.(b)	428,620	3,236,081

		12,351,023

LIFE SCIENCES TOOLS & SERVICES–0.7%
Fortrea Holdings, Inc.(a)(b)	220,102	5,137,181

		37,225,030

MATERIALS–3.3%
CHEMICALS–2.5%
Avient Corp.	188,370	8,222,350
Element Solutions, Inc.	323,689	8,778,446

		17,000,796

CONTAINERS & PACKAGING–0.8%
Berry Global Group, Inc.(a)	94,540	5,563,679

		22,564,475

UTILITIES–2.7%
ELECTRIC UTILITIES–1.9%
IDACORP, Inc.	63,864	5,948,932

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Portland General Electric Co.(a)	166,760	$7,210,702

		13,159,634

MULTI-UTILITIES–0.8%
CenterPoint Energy, Inc.	176,810	5,477,574

		18,637,208

COMMUNICATION SERVICES–2.6%
MEDIA–2.6%
Criteo SA (Sponsored ADR)(b)	216,799	8,177,658
Nexstar Media Group, Inc.	58,803	9,761,886

		17,939,544

CONSUMER STAPLES–2.3%
FOOD PRODUCTS–2.3%
Lamb Weston Holdings, Inc.(a)	94,770	7,968,261
Nomad Foods Ltd.	461,431	7,604,383

		15,572,644

Total Common Stocks (cost $599,965,178)		680,455,422

SHORT-TERM INVESTMENTS–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $4,307,764)	4,307,764	4,307,764

Total Investments Before Security Lending Collateral for Securities Loaned–100.0% (cost $604,272,942)		684,763,186

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.2%
INVESTMENT COMPANIES–0.2%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $1,426,542)	1,426,542	$1,426,542

TOTAL INVESTMENTS–100.2% (cost $605,699,484)		686,189,728
Other assets less liabilities–(0.2)%		(1,366,420)

NET ASSETS–100.0%		$684,823,308

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Non-income producing security.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

3

DISCOVERY VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $599,965,178)	$680,455,422	(a)
Affiliated issuers (cost $5,734,306—including investment of cash collateral for securities loaned of $1,426,542)	5,734,306
Cash	81
Receivable for investment securities sold	2,563,755
Unaffiliated dividends receivable	873,991
Receivable for capital stock sold	405,435
Affiliated dividends receivable	21,341
Receivable due from Adviser	750

Total assets	690,055,081

LIABILITIES
Payable for investment securities purchased	2,704,516
Payable for collateral received on securities loaned	1,426,542
Advisory fee payable	394,696
Payable for capital stock redeemed	343,261
Distribution fee payable	82,160
Administrative fee payable	22,233
Transfer Agent fee payable	112
Accrued expenses	258,253

Total liabilities	5,231,773

NET ASSETS	$684,823,308

COMPOSITION OF NET ASSETS
Capital stock, at par	$38,116
Additional paid-in capital	532,255,244
Distributable earnings	152,529,948

NET ASSETS	$684,823,308

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$258,690,652	14,249,997	$18.15

B	$426,132,656	23,865,542	$17.86

(a)	Includes securities on loan with a value of $89,484,596 (see Note E).

See notes to financial statements.

4

DISCOVERY VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $16,205)	$4,707,501
Affiliated issuers	112,086
Interest	646
Securities lending income	53,935

4,874,168

EXPENSES
Advisory fee (see Note B)	2,611,723
Distribution fee—Class B	549,668
Transfer agency—Class A	1,206
Transfer agency—Class B	2,065
Administrative	42,476
Custody and accounting	39,939
Legal	29,628
Audit and tax	23,038
Printing	22,454
Directors’ fees	15,087
Miscellaneous	13,957

Total expenses	3,351,241
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(4,222)

Net expenses	3,347,019

Net investment income	1,527,149

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	32,421,164
Foreign currency transactions	(2,343)
Net change in unrealized appreciation (depreciation) of investments	(17,272,278)

Net gain on investment and foreign currency transactions	15,146,543

NET INCREASE IN NET ASSETS FROM OPERATIONS	$16,673,692

See notes to financial statements.

5

DISCOVERY VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,527,149		$4,923,861
Net realized gain on investment transactions	32,418,821		35,759,325
Net change in unrealized appreciation (depreciation) of investments	(17,272,278)		66,873,944

Net increase in net assets from operations	16,673,692		107,557,130
Distributions to Shareholders
Class A	–0	–	(22,107,220)
Class B	–0	–	(40,508,165)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(49,925,185)		13,461,192

Total increase (decrease)	(33,251,493)		58,402,937
NET ASSETS
Beginning of period	718,074,801		659,671,864

End of period	$684,823,308		$718,074,801

See notes to financial statements.

6

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Discovery Value Portfolio (the “Portfolio”) (formerly known as AB Small/Mid Cap Value Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$680,455,422		$–0	–	$–0	–	$680,455,422
Short-Term Investments	4,307,764		–0	–	–0	–	4,307,764
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	1,426,542		–0	–	–0	–	1,426,542

Total Investments in Securities	686,189,728		–0	–	–0	–	686,189,728
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$686,189,728		$–0	–	$–0	–	$686,189,728

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily

9

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2024, there were no expenses waived by the Adviser.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $42,476.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $2,921.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,805	$93,242	$92,740	$4,307	$112
Government Money Market Portfolio*	832	124,686	124,091	1,427	10

Total				$5,734	$122

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

10

AB Variable Products Series Fund

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$183,771,888		$232,672,131
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$129,203,148
Gross unrealized depreciation	(48,712,904)

Net unrealized appreciation	$80,490,244

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2024.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the

11

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$89,484,596	$1,426,542	$90,867,665	$43,745	$10,190	$1,301

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	537,902		1,485,530	$9,701,845		$24,512,123
Shares issued in reinvestment of dividends and distributions	–0	–	1,319,834	–0	–	22,107,220
Shares redeemed	(940,959)		(1,902,203)	(16,856,436)		(31,889,060)

Net increase (decrease)	(403,057)		903,161	$(7,154,591)		$14,730,283

Class B
Shares sold	282,328		1,449,832	$5,015,459		$23,808,551
Shares issued on reinvestment of dividends and distributions	–0	–	2,453,553	–0	–	40,508,165
Shares redeemed	(2,704,585)		(3,914,785)	(47,786,053)		(65,585,807)

Net decrease	(2,422,257)		(11,400)	$(42,770,594)		$(1,269,091)

At June 30, 2024, certain shareholders of the Portfolio owned 72% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the industrials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

12

AB Variable Products Series Fund

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$9,916,054	$53,540,355
Net long-term capital gains	52,699,331	59,770,769

Total taxable distributions paid	$62,615,385	$113,311,124

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$10,008,506
Undistributed capital gains	30,734,846
Unrealized appreciation (depreciation)	95,112,906	(a)

Total accumulated earnings (deficit)	$135,856,258

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

13

DISCOVERY VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

DISCOVERY VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.71	$16.62	$23.46	$17.39	$17.91	$16.93

Income From Investment Operations
Net investment income(a)(b)	.05	.15	.19	.21	.17	.16
Net realized and unrealized gain (loss) on investment transactions	.39	2.61	(3.74)	6.03	.20	3.04

Net increase (decrease) in net asset value from operations	.44	2.76	(3.55)	6.24	.37	3.20

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.19)	(.22)	(.17)	(.16)	(.11)
Distributions from net realized gain on investment transactions	–0	–	(1.48)	(3.07)	–0	–	(.73)	(2.11)

Total dividends and distributions	–0	–	(1.67)	(3.29)	(.17)	(.89)	(2.22)

Net asset value, end of period	$18.15	$17.71	$16.62	$23.46	$17.39	$17.91

Total Return
Total investment return based on net asset value(c)	2.48%	17.18%	(15.63)%	35.95%	3.37%	20.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$258,690	$259,538	$228,586	$286,390	$222,441	$211,046
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.80	%^	.81%	.80%	.80%	.83%	.82%
Expenses, before waivers/reimbursements	.80	%^	.81%	.80%	.80%	.83%	.83%
Net investment income(b)	.59	%^	.91%	1.00%	.98%	1.17%	.90%
Portfolio turnover rate	26%	49%	42%	54%	58%	33%

See footnote summary on page 16.

15

DISCOVERY VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$17.44	$16.39	$23.17	$17.19	$17.72	$16.75

Income From Investment Operations
Net investment income(a)(b)	.03	.11	.14	.16	.13	.12
Net realized and unrealized gain (loss) on investment transactions	.39	2.56	(3.68)	5.95	.18	3.02

Net increase (decrease) in net asset value from operations	.42	2.67	(3.54)	6.11	.31	3.14

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.14)	(.17)	(.13)	(.11)	(.06)
Distributions from net realized gain on investment transactions	–0	–	(1.48)	(3.07)	–0	–	(.73)	(2.11)

Total dividends and distributions	–0	–	(1.62)	(3.24)	(.13)	(.84)	(2.17)

Net asset value, end of period	$17.86	$17.44	$16.39	$23.17	$17.19	$17.72

Total Return
Total investment return based on net asset value(c)	2.41%	16.86%	(15.82)%	35.60%	3.05%	19.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$426,133	$458,537	$431,086	$563,741	$432,719	$423,246
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.05	%^	1.06%	1.05%	1.05%	1.08%	1.07%
Expenses, before waivers/reimbursements	1.05	%^	1.06%	1.05%	1.05%	1.08%	1.08%
Net investment income(b)	.35	%^	.65%	.74%	.73%	.91%	.65%
Portfolio turnover rate.	26%	49%	42%	54%	58%	33%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

16

DISCOVERY VALUE PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Discovery Value Portfolio (formerly AB Small/Mid Cap Value Portfolio) (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of

17

DISCOVERY VALUE PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of

18

AB Variable Products Series Fund

profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was equal to the median of a peer group and lower than the median of a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-DV-0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–78.0%

INFORMATION TECHNOLOGY–19.8%
COMMUNICATIONS EQUIPMENT–0.5%
Arista Networks, Inc.(a)	2,275	$797,342
Cisco Systems, Inc.	36,296	1,724,423
F5, Inc.(a)	525	90,421
Juniper Networks, Inc.	2,913	106,208
Motorola Solutions, Inc.	1,495	577,145
Nokia Oyj	59,175	225,224
Telefonaktiebolaget LM Ericsson–Class B	30,783	191,076

		3,711,839

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.7%
Amphenol Corp.–Class A	10,767	725,373
CDW Corp./DE	1,205	269,727
Corning, Inc.	6,911	268,492
Halma PLC	4,213	143,602
Hamamatsu Photonics KK(b)	1,510	40,564
Hexagon AB–Class B	23,036	261,026
Ibiden Co., Ltd.(b)	1,205	49,323
Jabil, Inc.	1,081	117,602
Keyence Corp.	2,198	962,016
Keysight Technologies, Inc.(a)	1,565	214,014
Kyocera Corp.	14,240	164,242
Murata Manufacturing Co., Ltd.	19,172	397,021
Omron Corp.	1,911	66,174
Shimadzu Corp.	2,667	66,846
TDK Corp.	4,291	263,862
TE Connectivity Ltd.	2,745	412,930
Teledyne Technologies, Inc.(a)	425	164,892
Trimble, Inc.(a)	2,189	122,409
Yaskawa Electric Corp.	2,674	96,422
Yokogawa Electric Corp.	2,500	60,715
Zebra Technologies Corp.–Class A(a)	461	142,417

		5,009,669

IT SERVICES–0.7%
Accenture PLC–Class A	5,636	1,710,019
Akamai Technologies, Inc.(a)	1,365	122,959
Bechtle AG	909	42,758
Capgemini SE	1,724	342,451
Cognizant Technology Solutions Corp.–Class A	4,457	303,076
EPAM Systems, Inc.(a)	520	97,817
Fujitsu Ltd.	19,520	306,141

Gartner, Inc.(a)	696	312,546
GoDaddy, Inc.–Class A(a)	1,263	176,454
International Business Machines Corp.	8,234	1,424,070
NEC Corp.	2,711	223,540
Nomura Research Institute Ltd.(b)	4,139	116,983
NTT Data Group Corp.	7,009	103,544
Obic Co., Ltd.	765	98,710
Otsuka Corp.	2,568	49,532
SCSK Corp.	1,774	35,492
TIS, Inc.	2,330	45,267
VeriSign, Inc.(a)	777	138,151
Wix.com Ltd.(a)	587	93,374

		5,742,884

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.6%
Advanced Micro Devices, Inc.(a)	14,488	2,350,098
Advantest Corp.	8,468	343,174
Analog Devices, Inc.	4,445	1,014,616
Applied Materials, Inc.	7,448	1,757,653
ASM International NV	521	398,240
ASML Holding NV	4,432	4,516,943
BE Semiconductor Industries NV(b)	855	142,829
Broadcom, Inc.	3,893	6,250,328
Disco Corp.	1,001	381,281
Enphase Energy, Inc.(a)	1,220	121,646
First Solar, Inc.(a)	959	216,216
Infineon Technologies AG	14,491	531,824
Intel Corp.	38,159	1,181,784
KLA Corp.	1,207	995,184
Lam Research Corp.	1,172	1,248,004
Lasertec Corp.	930	208,767
Microchip Technology, Inc.	4,844	443,226
Micron Technology, Inc.	9,926	1,305,567
Monolithic Power Systems, Inc.	436	358,252
NVIDIA Corp.	220,495	27,239,952
NXP Semiconductors NV	2,292	616,754
ON Semiconductor Corp.(a)	3,856	264,329
Qorvo, Inc.(a)	865	100,375
QUALCOMM, Inc.	10,021	1,995,983
Renesas Electronics Corp.	16,636	315,496
Rohm Co., Ltd.	3,637	48,618
SCREEN Holdings Co., Ltd.	900	81,593
Skyworks Solutions, Inc.	1,438	153,262
STMicroelectronics NV	7,513	294,269
SUMCO Corp.(b)	3,902	56,446
Teradyne, Inc.	1,399	207,458
Texas Instruments, Inc.	8,161	1,587,559
Tokyo Electron Ltd.	5,185	1,134,998

		57,862,724

1

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SOFTWARE–6.4%
Adobe, Inc.(a)	4,016	$2,231,049
ANSYS, Inc.(a)	783	251,734
Autodesk, Inc.(a)	1,917	474,362
Cadence Design Systems, Inc.(a)	2,439	750,602
Check Point Software Technologies Ltd.(a)	1,002	165,330
Crowdstrike Holdings, Inc.–Class A(a)	2,068	792,437
CyberArk Software Ltd.(a)	469	128,234
Dassault Systemes SE	7,425	279,187
Fair Isaac Corp.(a)	222	330,482
Fortinet, Inc.(a)	5,684	342,575
Gen Digital, Inc.	4,939	123,376
Intuit, Inc.	2,510	1,649,597
Microsoft Corp.	66,622	29,776,703
Monday.com Ltd.(a)	407	97,989
Nemetschek SE	641	62,579
Nice Ltd.(a)	698	120,082
Oracle Corp.	14,289	2,017,607
Oracle Corp. Japan	456	31,466
Palo Alto Networks, Inc.(a)	2,896	981,773
PTC, Inc.(a)	1,073	194,932
Roper Technologies, Inc.	960	541,114
Sage Group PLC (The)	11,148	152,731
Salesforce, Inc.	8,706	2,238,313
SAP SE	11,583	2,326,742
ServiceNow, Inc.(a)	1,838	1,445,899
Synopsys, Inc.(a)	1,367	813,447
Temenos AG (REG)	709	48,858
Trend Micro, Inc./Japan	1,437	58,573
Tyler Technologies, Inc.(a)	381	191,559
WiseTech Global Ltd.(b)	1,850	122,986
Xero Ltd.(a)	1,606	145,241

		48,887,559

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–3.9%
Apple, Inc.	129,205	27,213,157
Brother Industries Ltd.	2,577	45,521
Canon, Inc.(b)	11,109	301,361
FUJIFILM Holdings Corp.	12,399	290,839
Hewlett Packard Enterprise Co.	11,653	246,694
HP, Inc.	7,736	270,915
Logitech International SA (REG)	1,729	166,400
NetApp, Inc.	1,850	238,280
Ricoh Co., Ltd.	6,099	52,275
Seagate Technology Holdings PLC	1,751	180,826
Seiko Epson Corp.	3,239	50,635
Super Micro Computer, Inc.(a)	451	369,527

Western Digital Corp.(a)	2,927	221,779

		29,648,209

		150,862,884

FINANCIALS–11.5%
BANKS–4.3%
ABN AMRO Bank NV	4,802	78,866
AIB Group PLC	18,887	99,744
ANZ Group Holdings Ltd.	33,369	626,927
Banco Bilbao Vizcaya Argentaria SA	64,774	650,233
Banco BPM SpA(b)	14,291	91,974
Banco de Sabadell SA	60,363	116,540
Banco Santander SA	175,583	816,948
Bank Hapoalim BM	14,096	124,490
Bank Leumi Le-Israel BM	16,899	137,754
Bank of America Corp.	60,987	2,425,453
Bank of Ireland Group PLC	11,546	120,615
Banque Cantonale Vaudoise (REG)	334	35,438
Barclays PLC	166,766	440,665
BNP Paribas SA	11,458	732,763
BOC Hong Kong Holdings Ltd.	41,083	126,770
CaixaBank SA	41,624	221,046
Chiba Bank Ltd. (The)	5,840	52,346
Citigroup, Inc.	17,098	1,085,039
Citizens Financial Group, Inc.	4,079	146,966
Commerzbank AG	11,698	177,438
Commonwealth Bank of Australia(b)	18,567	1,572,835
Concordia Financial Group Ltd.	11,668	69,115
Credit Agricole SA	11,752	160,469
Danske Bank A/S	7,654	228,288
DBS Group Holdings Ltd.	22,425	590,648
DNB Bank ASA	9,415	184,730
Erste Group Bank AG	3,737	176,891
Fifth Third Bancorp	6,132	223,757
FinecoBank Banca Fineco SpA	6,780	100,746
Hang Seng Bank Ltd.	8,509	109,395
HSBC Holdings PLC	209,436	1,807,852
Huntington Bancshares, Inc./OH	12,991	171,221
ING Groep NV	36,652	629,779
Intesa Sanpaolo SpA	162,284	603,114
Israel Discount Bank Ltd.–Class A	13,726	68,499
Japan Post Bank Co., Ltd.	16,101	152,878
JPMorgan Chase & Co.	25,741	5,206,375
KBC Group NV	2,778	195,745
KeyCorp	8,452	120,103
Lloyds Banking Group PLC	702,852	484,767
M&T Bank Corp.	1,496	226,434

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Mediobanca Banca di Credito Finanziario SpA(b)	5,659	$82,837
Mitsubishi UFJ Financial Group, Inc.	123,213	1,329,718
Mizrahi Tefahot Bank Ltd.	1,719	58,294
Mizuho Financial Group, Inc.	26,812	564,323
National Australia Bank Ltd.	34,425	830,167
NatWest Group PLC	72,602	285,623
Nordea Bank Abp (Helsinki)	35,013	417,391
Oversea-Chinese Banking Corp., Ltd.	38,043	403,993
PNC Financial Services Group, Inc. (The)	3,567	554,597
Regions Financial Corp.	8,209	164,508
Resona Holdings, Inc.	23,372	155,474
Shizuoka Financial Group, Inc.	4,897	47,338
Skandinaviska Enskilda Banken AB–Class A	17,607	260,314
Societe Generale SA	8,019	188,535
Standard Chartered PLC	24,494	221,167
Sumitomo Mitsui Financial Group, Inc.	13,900	933,036
Sumitomo Mitsui Trust Holdings, Inc.	7,318	168,176
Svenska Handelsbanken AB–Class A	16,186	154,676
Swedbank AB–Class A	9,421	194,056
Truist Financial Corp.	11,994	465,967
UniCredit SpA	16,795	621,516
United Overseas Bank Ltd.	13,675	315,432
US Bancorp	13,988	555,324
Wells Fargo & Co.	31,251	1,855,997
Westpac Banking Corp.(b)	38,537	697,795

		32,917,910

CAPITAL MARKETS–2.2%
3i Group PLC	10,801	416,280
Ameriprise Financial, Inc.	890	380,199
Amundi SA	642	41,523
ASX Ltd.(b)	2,151	85,827
Bank of New York Mellon Corp. (The)	6,703	401,443
BlackRock, Inc.	1,252	985,725
Blackstone, Inc.	6,406	793,063
Cboe Global Markets, Inc.	943	160,367
Charles Schwab Corp. (The)	13,382	986,119
CME Group, Inc.	3,228	634,625
Daiwa Securities Group, Inc.	14,782	113,486
Deutsche Bank AG (REG)	21,028	336,081
Deutsche Boerse AG	2,108	430,868

EQT AB	4,144	121,491
Euronext NV	891	82,569
FactSet Research Systems, Inc.	342	139,628
Franklin Resources, Inc.	2,688	60,077
Futu Holdings Ltd. (ADR)(a)	656	43,037
Goldman Sachs Group, Inc. (The)	2,890	1,307,205
Hargreaves Lansdown PLC	3,947	56,262
Hong Kong Exchanges & Clearing Ltd.	13,330	426,602
Intercontinental Exchange, Inc.	5,141	703,751
Invesco Ltd.	4,032	60,319
Japan Exchange Group, Inc.	5,514	129,322
Julius Baer Group Ltd.	2,286	127,861
KKR & Co., Inc.	5,966	627,862
London Stock Exchange Group PLC	5,052	599,058
Macquarie Group Ltd.	4,037	549,320
MarketAxess Holdings, Inc.	340	68,180
Moody’s Corp.	1,408	592,669
Morgan Stanley	11,217	1,090,180
MSCI, Inc.	710	342,042
Nasdaq, Inc.	3,411	205,547
Nomura Holdings, Inc.	33,377	192,797
Northern Trust Corp.	1,834	154,019
Partners Group Holding AG	252	322,700
Raymond James Financial, Inc.	1,672	206,676
S&P Global, Inc.	2,869	1,279,574
SBI Holdings, Inc.	2,996	76,040
Schroders PLC	8,944	40,932
Singapore Exchange Ltd.	9,880	68,897
State Street Corp.	2,700	199,800
T. Rowe Price Group, Inc.	2,002	230,851
UBS Group AG (REG)	36,474	1,071,246

		16,942,120

CONSUMER FINANCE–0.3%
American Express Co.	5,094	1,179,516
Capital One Financial Corp.	3,425	474,191
Discover Financial Services	2,246	293,799
Synchrony Financial	3,599	169,837

		2,117,343

FINANCIAL SERVICES–2.3%
Adyen NV(a)(b)	241	286,230
Berkshire Hathaway, Inc.–Class B(a)	16,228	6,601,550

3

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Corpay, Inc.(a)	630	$167,838
Edenred SE	2,769	117,438
Eurazeo SE	507	40,427
EXOR NV	1,103	115,216
Fidelity National Information Services, Inc.	4,986	375,745
Fiserv, Inc.(a)	5,245	781,715
Global Payments, Inc.	2,288	221,250
Groupe Bruxelles Lambert NV	977	69,564
Industrivarden AB–Class A	1,369	46,634
Industrivarden AB–Class C	1,747	58,991
Investor AB–Class B	19,206	526,303
Jack Henry & Associates, Inc.	653	108,411
L E Lundbergforetagen AB–Class B	843	41,692
M&G PLC	25,086	64,492
Mastercard, Inc.–Class A	7,359	3,246,497
Mitsubishi HC Capital, Inc.	8,914	58,979
Nexi SpA(a)(b)	6,553	39,947
ORIX Corp.	12,854	284,894
PayPal Holdings, Inc.(a)	9,377	544,147
Sofina SA(b)	171	38,912
Visa, Inc.–Class A	14,110	3,703,452
Wise PLC–Class A(a)	6,823	58,518

		17,598,842

INSURANCE–2.4%
Admiral Group PLC	2,889	95,467
Aegon Ltd.	15,102	93,375
Aflac, Inc.	4,635	413,952
Ageas SA/NV	1,773	80,896
AIA Group Ltd.	124,705	843,722
Allianz SE (REG)	4,345	1,206,741
Allstate Corp. (The)	2,366	377,756
American International Group, Inc.	5,949	441,654
Aon PLC–Class A	1,949	572,187
Arch Capital Group Ltd.(a)	3,352	338,183
Arthur J Gallagher & Co.	1,959	507,988
ASR Nederland NV(b)	1,759	83,744
Assicurazioni Generali SpA	11,317	281,725
Assurant, Inc.	466	77,472
Aviva PLC	30,045	180,970
AXA SA	20,150	660,340
Baloise Holding AG (REG)	508	89,562
Brown & Brown, Inc.	2,122	189,728
Chubb Ltd.	3,640	928,491
Cincinnati Financial Corp.	1,403	165,694
Dai-ichi Life Holdings, Inc.	10,056	269,298

Everest Group Ltd.	390	148,598
Gjensidige Forsikring ASA	2,219	39,603
Globe Life, Inc.	753	61,957
Hannover Rueck SE	669	169,350
Hartford Financial Services Group, Inc. (The)	2,651	266,532
Helvetia Holding AG (REG)	412	55,686
Insurance Australia Group Ltd.(b)	26,496	125,605
Japan Post Holdings Co., Ltd.	23,089	229,498
Japan Post Insurance Co., Ltd.	2,113	41,094
Legal & General Group PLC	66,353	190,006
Loews Corp.	1,627	121,602
Marsh & McLennan Cos., Inc.	4,417	930,750
Medibank Pvt Ltd.(b)	30,560	75,737
MetLife, Inc.	5,354	375,797
MS&AD Insurance Group Holdings, Inc.	14,236	317,833
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	1,514	756,932
NN Group NV	3,004	139,621
Phoenix Group Holdings PLC	7,779	51,209
Poste Italiane SpA	5,073	64,552
Principal Financial Group, Inc.	1,933	151,644
Progressive Corp. (The)	5,250	1,090,477
Prudential Financial, Inc.	3,218	377,117
Prudential PLC	30,509	276,626
QBE Insurance Group Ltd.	16,671	192,444
Sampo Oyj–Class A	5,009	216,009
Sompo Holdings, Inc.	9,898	212,052
Suncorp Group Ltd.	14,119	163,272
Swiss Life Holding AG (REG)	328	240,730
Swiss Re AG	3,347	414,951
T&D Holdings, Inc.	5,443	95,073
Talanx AG	716	57,058
Tokio Marine Holdings, Inc.	20,884	784,801
Travelers Cos., Inc. (The)	2,053	417,457
Tryg A/S	3,874	84,642
W R Berkley Corp.	1,797	141,208
Willis Towers Watson PLC	916	240,120
Zurich Insurance Group AG	1,624	865,098

		18,081,686

		87,657,901

4

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

HEALTH CARE–9.6%
BIOTECHNOLOGY–1.2%
AbbVie, Inc.	15,829	$2,714,990
Amgen, Inc.	4,808	1,502,260
Argenx SE(a)	659	285,933
Biogen, Inc.(a)	1,305	302,525
CSL Ltd.	5,360	1,051,081
Genmab A/S(a)	734	183,935
Gilead Sciences, Inc.	11,168	766,236
Grifols SA(a)	3,310	27,993
Incyte Corp.(a)	1,671	101,296
Moderna, Inc.(a)	2,989	354,944
Regeneron Pharmaceuticals, Inc.(a)	951	999,529
Swedish Orphan Biovitrum AB(a)	2,163	57,876
Vertex Pharmaceuticals, Inc.(a)	2,313	1,084,149

		9,432,747

HEALTH CARE EQUIPMENT & SUPPLIES–1.8%
Abbott Laboratories	15,594	1,620,373
Alcon, Inc.	5,546	492,994
Align Technology, Inc.(a)	628	151,618
Baxter International, Inc.	4,568	152,800
Becton Dickinson & Co.	2,591	605,543
BioMerieux	460	43,741
Boston Scientific Corp.(a)	13,178	1,014,838
Carl Zeiss Meditec AG (BR)	447	31,426
Cochlear Ltd.(b)	727	160,478
Coloplast A/S–Class B	1,399	168,178
Cooper Cos., Inc. (The)	1,782	155,569
Demant A/S(a)	1,104	47,815
Dexcom, Inc.(a)	3,565	404,200
DiaSorin SpA(b)	248	24,671
Edwards Lifesciences Corp.(a)	5,402	498,983
EssilorLuxottica SA	3,273	703,314
Fisher & Paykel Healthcare Corp., Ltd.	6,480	118,605
GE Healthcare, Inc.	3,805	296,486
Getinge AB–Class B	2,538	43,110
Hologic, Inc.(a)	2,092	155,331
Hoya Corp.	3,850	450,216
IDEXX Laboratories, Inc.(a)	740	360,528
Insulet Corp.(a)	628	126,730
Intuitive Surgical, Inc.(a)	3,180	1,414,623
Koninklijke Philips NV(a)	8,921	224,350
Medtronic PLC	11,902	936,806
Olympus Corp.	12,768	206,105
ResMed, Inc.	1,317	252,100
Siemens Healthineers AG	3,129	180,196
Smith & Nephew PLC	9,701	120,218
Solventum Corp.(a)	1,239	65,518

Sonova Holding AG (REG)	562	173,133
STERIS PLC	886	194,512
Straumann Holding AG (REG)	1,239	152,940
Stryker Corp.	3,039	1,034,020
Sysmex Corp.	5,607	90,508
Teleflex, Inc.	422	88,759
Terumo Corp.	14,842	246,158
Zimmer Biomet Holdings, Inc.	1,844	200,129

		13,407,622

HEALTH CARE PROVIDERS & SERVICES–1.4%
Amplifon SpA(b)	1,382	49,144
Cardinal Health, Inc.	2,183	214,633
Cencora, Inc.	1,484	334,345
Centene Corp.(a)	4,784	317,179
Cigna Group (The)	2,546	841,631
CVS Health Corp.	11,253	664,602
DaVita, Inc.(a)	464	64,296
Elevance Health, Inc.	2,083	1,128,694
Fresenius Medical Care AG	2,279	87,096
Fresenius SE & Co. KGaA(a)	4,688	140,051
HCA Healthcare, Inc.	1,737	558,063
Henry Schein, Inc.(a)	1,148	73,587
Humana, Inc.	1,080	403,542
Labcorp Holdings, Inc.	756	153,854
McKesson Corp.	1,165	680,407
Molina Healthcare, Inc.(a)	525	156,083
Quest Diagnostics, Inc.	996	136,332
Ramsay Health Care Ltd.(b)	2,040	64,407
Sonic Healthcare Ltd.(b)	5,064	88,436
UnitedHealth Group, Inc.	8,250	4,201,395
Universal Health Services, Inc.–Class B	535	98,938

		10,456,715

HEALTH CARE TECHNOLOGY–0.0%
M3, Inc.	4,907	46,950
Pro Medicus Ltd.(b)	637	60,498

		107,448

LIFE SCIENCES TOOLS & SERVICES–0.8%
Agilent Technologies, Inc.	2,627	340,538
Bachem Holding AG	374	34,175
Bio-Rad Laboratories, Inc.–Class A(a)	183	49,979
Bio-Techne Corp.	1,413	101,241
Charles River Laboratories International, Inc.(a)	462	95,440
Danaher Corp.	5,909	1,476,364

5

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Eurofins Scientific SE	1,499	$75,053
IQVIA Holdings, Inc.(a)	1,633	345,282
Lonza Group AG (REG)	826	449,678
Mettler-Toledo International, Inc.(a)	191	266,940
QIAGEN NV(a)	2,456	101,477
Revvity, Inc.	1,106	115,975
Sartorius AG (Preference Shares)	291	68,119
Sartorius Stedim Biotech	324	53,545
Thermo Fisher Scientific, Inc.	3,422	1,892,366
Waters Corp.(a)	532	154,344
West Pharmaceutical Services, Inc.	653	215,092

		5,835,608

PHARMACEUTICALS–4.4%
Astellas Pharma, Inc.	20,122	198,518
AstraZeneca PLC	17,195	2,676,109
Bayer AG (REG)	10,901	307,278
Bristol-Myers Squibb Co.	18,170	754,600
Catalent, Inc.(a)	1,622	91,205
Chugai Pharmaceutical Co., Ltd.	7,502	267,134
Daiichi Sankyo Co., Ltd.	20,542	713,911
Eisai Co., Ltd.	2,814	115,834
Eli Lilly & Co.	7,156	6,478,899
GSK PLC	45,973	884,254
Hikma Pharmaceuticals PLC	1,847	44,007
Ipsen SA	419	51,478
Johnson & Johnson	21,573	3,153,110
Kyowa Kirin Co., Ltd.	3,020	51,765
Merck & Co., Inc.	22,704	2,810,755
Merck KGaA	1,434	237,148
Novartis AG (REG)	21,862	2,327,683
Novo Nordisk A/S–Class B	36,200	5,179,668
Ono Pharmaceutical Co., Ltd.	4,103	56,061
Orion Oyj–Class B(b)	1,197	51,051
Otsuka Holdings Co., Ltd.	4,611	194,800
Pfizer, Inc.	50,794	1,421,216
Recordati Industria Chimica e Farmaceutica SpA(b)	1,160	60,375
Roche Holding AG (BR)	355	108,234
Roche Holding AG (Genusschein)	7,793	2,159,119
Sandoz Group AG	4,543	164,675
Sanofi SA	12,627	1,217,787
Shionogi & Co., Ltd.	2,777	108,160
Takeda Pharmaceutical Co., Ltd.	17,570	455,735
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)(a)	12,432	202,020
UCB SA(b)	1,403	208,327

Viatris, Inc.	10,673	113,454
Zoetis, Inc.	4,090	709,042

		33,573,412

		72,813,552

INDUSTRIALS–8.4%
AEROSPACE & DEFENSE–1.5%
Airbus SE	6,590	904,455
Axon Enterprise, Inc.(a)	636	187,137
BAE Systems PLC	33,576	559,263
Boeing Co. (The)(a)	5,173	941,538
Dassault Aviation SA	219	39,658
Elbit Systems Ltd.	296	51,507
General Dynamics Corp.	2,038	591,305
General Electric Co.	9,812	1,559,814
Howmet Aerospace, Inc.	3,476	269,842
Huntington Ingalls Industries, Inc.	353	86,955
Kongsberg Gruppen ASA	976	79,479
L3Harris Technologies, Inc.	1,700	381,786
Leonardo SpA(b)	4,491	104,051
Lockheed Martin Corp.	1,914	894,029
Melrose Industries PLC	14,550	101,333
MTU Aero Engines AG	597	152,207
Northrop Grumman Corp.	1,247	543,630
Rheinmetall AG	483	246,144
Rolls-Royce Holdings PLC(a)	93,395	536,389
RTX Corp.	11,917	1,196,348
Saab AB–Class B	3,554	85,384
Safran SA	3,792	799,196
Singapore Technologies Engineering Ltd.	17,730	56,458
Textron, Inc.	1,709	146,735
Thales SA	1,050	167,967
TransDigm Group, Inc.	502	641,360

		11,323,970

AIR FREIGHT & LOGISTICS–0.3%
CH Robinson Worldwide, Inc.	1,050	92,526
Deutsche Post AG	11,000	446,676
DSV A/S	1,900	291,646
Expeditors International of Washington, Inc.	1,266	157,984
FedEx Corp.	2,018	605,077
InPost SA(a)	2,219	39,045
Nippon Express Holdings, Inc.(b)	767	35,497
SG Holdings Co., Ltd.	3,585	33,152
United Parcel Service, Inc.–Class B	6,538	894,725
Yamato Holdings Co., Ltd.	2,846	31,363

		2,627,691

6

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

BUILDING PRODUCTS–0.5%
A O Smith Corp.	1,083	$88,568
AGC, Inc.(b)	2,164	70,414
Allegion PLC	784	92,630
Assa Abloy AB–Class B	11,123	315,009
Builders FirstSource, Inc.(a)	1,094	151,420
Carrier Global Corp.	7,533	475,182
Cie de Saint-Gobain SA	5,058	393,381
Daikin Industries Ltd.	2,953	411,104
Geberit AG (REG)	371	218,538
Johnson Controls International PLC	6,006	399,219
Kingspan Group PLC	1,728	146,859
Masco Corp.	1,974	131,607
Nibe Industrier AB–Class B(b)	16,817	70,926
Otis Worldwide Corp.	3,624	348,846
ROCKWOOL A/S–Class B	103	41,754
TOTO Ltd.	1,526	35,951
Trane Technologies PLC	2,029	667,399

		4,058,807

COMMERCIAL SERVICES & SUPPLIES–0.4%
Brambles Ltd.	15,454	149,130
Cintas Corp.	773	541,301
Copart, Inc.(a)	7,843	424,777
Dai Nippon Printing Co., Ltd.	2,306	77,806
Rentokil Initial PLC	28,015	162,700
Republic Services, Inc.	1,835	356,614
Rollins, Inc.	2,518	122,853
Secom Co., Ltd.	2,367	140,183
Securitas AB–Class B	5,457	54,092
TOPPAN Holdings, Inc.	2,542	70,516
Veralto Corp.	1,969	187,980
Waste Management, Inc.	3,272	698,048

		2,986,000

CONSTRUCTION & ENGINEERING–0.3%
ACS Actividades de Construccion y Servicios SA(b)	2,261	97,657
Bouygues SA	2,103	67,600
Eiffage SA	816	74,996
Epiroc AB–Class A	7,313	146,533
Epiroc AB–Class B	4,327	79,425
Ferrovial SE(b)	5,753	223,492
Kajima Corp.	4,671	81,023
Obayashi Corp.	7,242	86,545
Quanta Services, Inc.	1,312	333,366
Skanska AB–Class B	3,776	68,120
Taisei Corp.(b)	1,810	67,337
Vinci SA	5,560	586,048

		1,912,142

ELECTRICAL EQUIPMENT–0.9%
ABB Ltd. (REG)	17,743	983,865
AMETEK, Inc.	2,075	345,923
Eaton Corp. PLC	3,584	1,123,763
Emerson Electric Co.	5,128	564,901
Fuji Electric Co., Ltd.	1,402	80,111
GE Vernova, Inc.(a)	2,457	421,400
Generac Holdings, Inc.(a)	543	71,796
Hubbell, Inc.	481	175,796
Legrand SA	2,930	290,818
Mitsubishi Electric Corp.	21,426	343,354
NIDEC Corp.	4,612	207,538
Prysmian SpA	2,915	179,963
Rockwell Automation, Inc.	1,022	281,336
Schneider Electric SE	6,036	1,447,106
Siemens Energy AG(a)	6,652	173,448
Vestas Wind Systems A/S(a)	11,205	259,821

		6,950,939

GROUND TRANSPORTATION–0.6%
Aurizon Holdings Ltd.	20,425	49,617
Central Japan Railway Co.	8,585	186,098
CSX Corp.	17,524	586,178
East Japan Railway Co.(b)	10,057	167,446
Grab Holdings Ltd.–Class A(a)	23,329	82,818
Hankyu Hanshin Holdings, Inc.	2,563	68,369
JB Hunt Transport Services, Inc.	731	116,960
Keisei Electric Railway Co., Ltd.	1,437	46,470
Kintetsu Group Holdings Co., Ltd.	2,054	44,801
MTR Corp., Ltd.	17,100	53,975
Norfolk Southern Corp.	2,025	434,747
Old Dominion Freight Line, Inc.	1,597	282,030
Tokyu Corp.	5,592	61,748
Uber Technologies, Inc.(a)	18,730	1,361,297
Union Pacific Corp.	5,469	1,237,416
West Japan Railway Co.	4,874	90,946

		4,870,916

INDUSTRIAL CONGLOMERATES–0.7%
3M Co.	4,960	506,862
CK Hutchison Holdings Ltd.	29,958	142,902
DCC PLC	1,097	76,562
Hikari Tsushin, Inc.	247	46,268
Hitachi Ltd.	51,575	1,161,279
Honeywell International, Inc.	5,837	1,246,433
Investment AB Latour–Class B(b)	1,643	44,380

7

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Jardine Matheson Holdings Ltd.	1,734	$61,209
Keppel Ltd.	15,674	74,507
Lifco AB–Class B	2,587	71,006
Siemens AG (REG)	8,430	1,569,038
Smiths Group PLC	3,850	82,839

		5,083,285

MACHINERY–1.5%
Alfa Laval AB	3,211	140,615
Alstom SA	3,794	63,985
Atlas Copco AB–Class A	29,805	559,626
Atlas Copco AB–Class B	17,319	279,655
Caterpillar, Inc.	4,384	1,460,310
Cummins, Inc.	1,226	339,516
Daifuku Co., Ltd.	3,364	63,182
Daimler Truck Holding AG	5,935	236,706
Deere & Co.	2,320	866,822
Dover Corp.	1,232	222,314
FANUC Corp.	10,617	291,465
Fortive Corp.	3,156	233,860
GEA Group AG	1,721	71,548
Hitachi Construction Machinery Co., Ltd.	1,183	31,722
Hoshizaki Corp.	1,229	39,092
Husqvarna AB–Class B	3,891	31,115
IDEX Corp.	679	136,615
Illinois Tool Works, Inc.	2,434	576,761
Indutrade AB	3,032	77,876
Ingersoll Rand, Inc.	3,616	328,478
Knorr-Bremse AG	805	61,530
Komatsu Ltd.	10,218	298,463
Kone Oyj–Class B	3,772	187,021
Kubota Corp.	11,103	156,030
Makita Corp.	2,535	69,403
Metso Oyj(b)	6,899	73,325
MINEBEA MITSUMI, Inc.	4,018	82,774
Mitsubishi Heavy Industries Ltd.	35,610	383,344
Nordson Corp.	487	112,955
PACCAR, Inc.	4,698	483,612
Parker-Hannifin Corp.	1,152	582,693
Pentair PLC	1,488	114,085
Rational AG	57	47,260
Sandvik AB	11,830	237,716
Schindler Holding AG	452	113,408
Schindler Holding AG (REG)	261	65,064
SKF AB–Class B	3,782	76,008
SMC Corp.	619	294,927
Snap-on, Inc.	473	123,638
Spirax Group PLC	817	87,566
Stanley Black & Decker, Inc.	1,379	110,168
Techtronic Industries Co., Ltd.	15,362	175,125

Toyota Industries Corp.	1,674	142,399
Trelleborg AB–Class B	2,389	92,971
VAT Group AG(c)	300	169,397
Volvo AB–Class A	2,222	58,090
Volvo AB–Class B	17,628	452,941
Wartsila OYJ Abp	5,581	108,195
Westinghouse Air Brake Technologies Corp.	1,581	249,877
Xylem, Inc./NY	2,173	294,724

		11,555,972

MARINE TRANSPORTATION–0.1%
AP Moller–Maersk A/S–Class A	34	57,692
AP Moller–Maersk A/S–Class B	50	86,717
Kawasaki Kisen Kaisha Ltd.	4,374	63,786
Kuehne + Nagel International AG (REG)	536	154,251
Mitsui OSK Lines Ltd.	3,852	115,817
Nippon Yusen KK	5,049	147,314
SITC International Holdings Co., Ltd.(b)	14,511	39,348

		664,925

PASSENGER AIRLINES–0.1%
American Airlines Group, Inc.(a)(b)	5,881	66,632
ANA Holdings, Inc.	1,810	33,455
Delta Air Lines, Inc.	5,784	274,393
Deutsche Lufthansa AG (REG)	6,639	40,721
Japan Airlines Co., Ltd.	1,553	24,537
Qantas Airways Ltd.(a)	8,860	34,481
Singapore Airlines Ltd.(b)	16,799	85,355
Southwest Airlines Co.	5,364	153,464
United Airlines Holdings, Inc.(a)	2,947	143,401

		856,439

PROFESSIONAL SERVICES–0.8%
Adecco Group AG (REG)	1,869	62,004
Automatic Data Processing, Inc.	3,669	875,754
Broadridge Financial Solutions, Inc.	1,059	208,623
Bureau Veritas SA	3,524	97,929
Computershare Ltd.	5,939	103,872
Dayforce, Inc.(a)(b)	1,415	70,184
Equifax, Inc.	1,108	268,646
Experian PLC	10,194	473,580
Intertek Group PLC	1,791	108,266
Jacobs Solutions, Inc.	1,122	156,755
Leidos Holdings, Inc.	1,212	176,806
Paychex, Inc.	2,872	340,504

8

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Paycom Software, Inc.	431	$61,650
Randstad NV(b)	1,204	54,665
Recruit Holdings Co., Ltd.	16,490	887,280
RELX PLC (London)	20,828	954,315
SGS SA (REG)	1,663	148,259
Teleperformance SE	598	63,178
Verisk Analytics, Inc.	1,279	344,754
Wolters Kluwer NV	2,758	455,451

		5,912,475

TRADING COMPANIES & DISTRIBUTORS–0.6%
AerCap Holdings NV	2,272	211,750
Ashtead Group PLC	4,853	323,567
Beijer Ref AB(b)	4,004	61,801
Brenntag SE	1,442	97,277
Bunzl PLC	3,751	142,516
Fastenal Co.	5,132	322,495
ITOCHU Corp.	13,176	647,708
Marubeni Corp.	15,808	293,121
Mitsubishi Corp.	37,097	729,249
Mitsui & Co., Ltd.	28,636	653,090
MonotaRO Co., Ltd.(b)	2,825	33,085
Reece Ltd.(b)	2,509	41,901
Rexel SA	2,503	64,749
Seven Group Holdings Ltd.(b)	2,211	55,236
Sumitomo Corp.	11,562	290,460
Toyota Tsusho Corp.	7,119	139,127
United Rentals, Inc.	597	386,098
WW Grainger, Inc.	392	353,678

		4,846,908

TRANSPORTATION INFRASTRUCTURE–0.1%
Aena SME SA	832	168,478
Aeroports de Paris SA	384	46,771
Auckland International Airport Ltd.	14,783	68,703
Getlink SE	3,357	55,583
Transurban Group(b)	34,310	282,974

		622,509

		64,272,978

CONSUMER DISCRETIONARY–8.1%
AUTOMOBILE COMPONENTS–0.2%
Aisin Corp.	1,641	53,609
Aptiv PLC(a)	2,439	171,754
BorgWarner, Inc.	2,042	65,834
Bridgestone Corp.(b)	6,340	250,173
Cie Generale des Etablissements Michelin SCA	7,536	291,275
Continental AG	1,221	69,154
Denso Corp.	20,988	327,602
Koito Manufacturing Co., Ltd.	2,204	30,385

Sumitomo Electric Industries Ltd.	7,926	123,919

		1,383,705

AUTOMOBILES–1.6%
Bayerische Motoren Werke AG	3,539	334,759
Bayerische Motoren Werke AG (Preference Shares)	654	57,748
Dr. Ing. h.c. F. Porsche AG (Preference Shares)(c)	1,264	94,033
Ferrari NV(b)	1,399	570,920
Ford Motor Co.	35,151	440,794
General Motors Co.	10,227	475,146
Honda Motor Co., Ltd.	49,801	535,360
Isuzu Motors Ltd.	6,486	86,228
Mazda Motor Corp.	6,329	61,018
Mercedes-Benz Group AG	8,903	616,190
Nissan Motor Co., Ltd.	26,077	88,530
Porsche Automobil Holding SE (Preference Shares)	1,699	76,679
Renault SA	2,133	109,390
Stellantis NV (Milan)	24,585	486,014
Subaru Corp.	6,706	142,606
Suzuki Motor Corp.	17,456	201,523
Tesla, Inc.(a)	24,871	4,921,474
Toyota Motor Corp.	117,635	2,413,572
Volkswagen AG	327	39,182
Volkswagen AG (Preference Shares)	2,288	258,347
Volvo Car AB–Class B(a)	8,266	25,558
Yamaha Motor Co., Ltd.(b)	9,876	91,815

		12,126,886

BROADLINE RETAIL–2.4%
Amazon.com, Inc.(a)	82,089	15,863,699
Cie Financiere Richemont SA (REG)	5,964	932,072
eBay, Inc.	4,536	243,674
Etsy, Inc.(a)	1,048	61,811
Global-e Online Ltd.(a)	1,107	40,151
Next PLC	1,340	152,918
Pan Pacific International Holdings Corp.	4,258	99,602
Prosus NV	15,730	559,335
Rakuten Group, Inc.(a)(b)	16,653	86,270
Wesfarmers Ltd.(b)	12,592	545,252

		18,584,784

DISTRIBUTORS–0.1%
D’ieteren Group	238	50,397
Genuine Parts Co.	1,249	172,762
LKQ Corp.	2,391	99,442
Pool Corp.	344	105,721

		428,322

9

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DIVERSIFIED CONSUMER SERVICES–0.0%
Pearson PLC	6,778	$84,638

HOTELS, RESTAURANTS & LEISURE–1.4%
Accor SA	2,151	88,017
Airbnb, Inc.–Class A(a)	3,958	600,152
Amadeus IT Group SA(b)	4,999	332,655
Aristocrat Leisure Ltd.	6,344	210,085
Booking Holdings, Inc.	304	1,204,296
Caesars Entertainment, Inc.(a)	1,940	77,096
Carnival Corp.(a)	9,054	169,491
Chipotle Mexican Grill, Inc.(a)	12,250	767,463
Compass Group PLC	18,897	514,817
Darden Restaurants, Inc.	1,070	161,912
Delivery Hero SE(a)	2,129	50,574
Domino’s Pizza, Inc.	313	161,611
Entain PLC	7,090	56,222
Evolution AB	2,041	212,446
Expedia Group, Inc.(a)	1,138	143,377
Flutter Entertainment PLC–Class DI(a)	1,969	358,157
Galaxy Entertainment Group Ltd.	24,738	115,129
Genting Singapore Ltd.	66,925	42,540
Hilton Worldwide Holdings, Inc.	2,241	488,986
InterContinental Hotels Group PLC	1,810	190,188
La Francaise des Jeux SAEM	1,166	39,714
Las Vegas Sands Corp.	3,272	144,786
Lottery Corp., Ltd. (The)	24,698	83,243
Marriott International, Inc./MD–Class A	2,151	520,047
McDonald’s Corp.	6,460	1,646,266
McDonald’s Holdings Co. Japan Ltd.(b)	929	36,663
MGM Resorts International(a)	2,249	99,946
Norwegian Cruise Line Holdings Ltd.(a)	3,846	72,266
Oriental Land Co., Ltd./Japan	12,125	338,823
Royal Caribbean Cruises Ltd.(a)	2,122	338,310
Sands China Ltd.(a)	26,862	55,854
Sodexo SA	982	88,460
Starbucks Corp.	10,153	790,411
Whitbread PLC	2,047	76,823
Wynn Resorts Ltd.	846	75,717
Yum! Brands, Inc.	2,524	334,329
Zensho Holdings Co., Ltd.	1,092	41,632

		10,728,504

HOUSEHOLD DURABLES–0.4%
Barratt Developments PLC	10,815	64,232
Berkeley Group Holdings PLC	1,176	67,949
DR Horton, Inc.	2,657	374,451
Garmin Ltd.	1,377	224,341
Lennar Corp.–Class A	2,195	328,965
Mohawk Industries, Inc.(a)	475	53,955
NVR, Inc.(a)	28	212,480
Panasonic Holdings Corp.	25,875	212,705
Persimmon PLC	3,547	60,190
PulteGroup, Inc.	1,885	207,538
SEB SA	270	27,711
Sekisui Chemical Co., Ltd.	4,227	58,682
Sekisui House Ltd.	6,670	148,242
Sony Group Corp.	13,897	1,184,318
Taylor Wimpey PLC	39,273	70,327

		3,296,086

LEISURE PRODUCTS–0.0%
Bandai Namco Holdings, Inc.	6,658	130,439
Hasbro, Inc.	1,173	68,621
Shimano, Inc.	853	131,826

		330,886

SPECIALTY RETAIL–1.2%
AutoZone, Inc.(a)	155	459,435
Avolta AG	1,016	39,499
Bath & Body Works, Inc.	2,005	78,295
Best Buy Co., Inc.	1,726	145,485
CarMax, Inc.(a)	1,411	103,483
Fast Retailing Co., Ltd.	1,990	503,353
H & M Hennes & Mauritz AB–Class B	6,370	100,901
Home Depot, Inc. (The)	8,883	3,057,884
Industria de Diseno Textil SA	12,104	600,642
JD Sports Fashion PLC	28,758	43,184
Kingfisher PLC	20,777	65,150
Lowe’s Cos., Inc.	5,129	1,130,739
Nitori Holdings Co., Ltd.	863	91,363
O’Reilly Automotive, Inc.(a)	528	557,600
Ross Stores, Inc.	3,006	436,832
TJX Cos., Inc. (The)	10,152	1,117,735
Tractor Supply Co.	966	260,820
Ulta Beauty, Inc.(a)	430	165,924
Zalando SE(a)	2,488	58,405
ZOZO, Inc.(b)	1,507	37,677

		9,054,406

TEXTILES, APPAREL & LUXURY GOODS–0.8%
adidas AG	1,798	429,302
Asics Corp.	7,200	111,011

10

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Burberry Group PLC	3,979	$44,187
Deckers Outdoor Corp.(a)	230	222,628
Hermes International SCA	351	810,678
Kering SA	826	300,453
Lululemon Athletica, Inc.(a)	1,027	306,765
LVMH Moet Hennessy Louis Vuitton SE	3,059	2,348,672
Moncler SpA	2,439	149,618
NIKE, Inc.–Class B	10,859	818,443
Pandora A/S	910	136,967
Puma SE	1,172	53,830
Ralph Lauren Corp.	350	61,271
Swatch Group AG (The)	321	65,766
Swatch Group AG (The) (REG)	584	23,911
Tapestry, Inc.	2,060	88,147

		5,971,649

		61,989,866

COMMUNICATION SERVICES–6.0%
DIVERSIFIED TELECOMMUNICATION SERVICES–1.0%
AT&T, Inc.	64,272	1,228,238
BT Group PLC	71,776	127,248
Cellnex Telecom SA(a)(b)	5,487	178,462
Charter Communications, Inc.–Class A(a)	878	262,487
Comcast Corp.–Class A	35,086	1,373,968
Deutsche Telekom AG (REG)	35,961	903,898
Elisa Oyj	1,578	72,245
HKT Trust & HKT Ltd.–Class SS	40,163	45,049
Infrastrutture Wireless Italiane SpA(b)	3,687	38,403
Koninklijke KPN NV	43,802	167,881
Nippon Telegraph & Telephone Corp.	331,569	313,533
Orange SA	20,660	207,230
Singapore Telecommunications Ltd.	91,608	185,375
Spark New Zealand Ltd.	20,130	51,006
Swisscom AG (REG)	287	161,385
Telecom Italia SpA/Milano(a)(b)	110,571	26,446
Telefonica SA(b)	51,048	216,251
Telenor ASA	6,988	79,652
Telia Co. AB	26,179	70,188
Telstra Group Ltd.	44,872	108,331
Verizon Communications, Inc.	37,731	1,556,026
Washington H Soul Pattinson & Co., Ltd.(b)	2,603	56,789

		7,430,091

ENTERTAINMENT–0.9%
Bollore SE	7,905	46,410
Capcom Co., Ltd.	3,808	72,035
CTS Eventim AG & Co. KGaA	692	57,609
Electronic Arts, Inc.	2,181	303,879
Konami Group Corp.	1,137	82,210
Live Nation Entertainment, Inc.(a)	1,277	119,706
Netflix, Inc.(a)	3,862	2,606,386
Nexon Co., Ltd.(b)	3,745	69,673
Nintendo Co., Ltd.	11,513	614,812
Sea Ltd. (ADR)(a)	4,064	290,251
Take-Two Interactive Software, Inc.(a)	1,423	221,262
Toho Co., Ltd./Tokyo	1,253	36,655
Universal Music Group NV(b)	9,130	271,602
Walt Disney Co. (The)	16,341	1,622,498
Warner Bros Discovery, Inc.(a)	19,987	148,703

		6,563,691

INTERACTIVE MEDIA & SERVICES–3.7%
Alphabet, Inc.–Class A	52,654	9,590,926
Alphabet, Inc.–Class C	43,804	8,034,530
Auto Trader Group PLC	9,999	100,641
CAR Group Ltd.(b)	3,976	93,086
LY Corp.	29,710	71,740
Match Group, Inc.(a)	2,381	72,335
Meta Platforms, Inc.–Class A	19,644	9,904,898
REA Group Ltd.(b)	586	76,517
Scout24 SE	832	63,568
SEEK Ltd.(b)	3,953	56,107

		28,064,348

MEDIA–0.1%
Dentsu Group, Inc.(b)	2,279	57,705
Fox Corp.–Class A	2,072	71,215
Fox Corp.–Class B	1,183	37,880
Informa PLC	15,101	162,969
Interpublic Group of Cos., Inc. (The)	3,383	98,412
News Corp.–Class A	3,399	93,710
News Corp.–Class B	1,026	29,128
Omnicom Group, Inc.	1,755	157,424
Paramount Global–Class B	4,431	46,038
Publicis Groupe SA	2,540	269,796
Vivendi SE	8,000	83,613
WPP PLC	11,967	109,578

		1,217,468

WIRELESS TELECOMMUNICATION SERVICES–0.3%
KDDI Corp.	16,658	441,296
SoftBank Corp.	31,668	387,300

11

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SoftBank Group Corp.	11,412	$734,033
T-Mobile US, Inc.	4,622	814,304
Tele2 AB–Class B	5,954	60,102
Vodafone Group PLC	255,399	225,987

		2,663,022

		45,938,620

CONSUMER STAPLES–5.2%
BEVERAGES–1.1%
Anheuser-Busch InBev SA/NV	9,970	578,816
Asahi Group Holdings Ltd.	5,325	188,423
Brown-Forman Corp.–Class B	1,605	69,320
Carlsberg AS–Class B	1,060	127,257
Coca-Cola Co. (The)	34,754	2,212,092
Coca-Cola Europacific Partners PLC	2,291	166,945
Coca-Cola HBC AG–Class DI	2,415	82,193
Constellation Brands, Inc.–Class A	1,443	371,255
Davide Campari-Milano NV(b)	6,831	64,674
Diageo PLC	24,686	774,992
Heineken Holding NV	1,438	113,343
Heineken NV(b)	3,196	309,200
Keurig Dr Pepper, Inc.	9,356	312,490
Kirin Holdings Co., Ltd.(b)	8,614	111,272
Molson Coors Beverage Co.–Class B	1,630	82,853
Monster Beverage Corp.(a)	6,358	317,582
PepsiCo, Inc.	12,323	2,032,432
Pernod Ricard SA	2,269	309,582
Remy Cointreau SA	256	21,510
Suntory Beverage & Food Ltd.	1,532	54,411
Treasury Wine Estates Ltd.(b)	9,004	74,502

		8,375,144

CONSUMER STAPLES DISTRIBUTION & RETAIL–1.3%
Aeon Co., Ltd.	7,271	155,621
Carrefour SA	6,292	89,159
Coles Group Ltd.	14,863	168,377
Costco Wholesale Corp.	3,975	3,378,710
Dollar General Corp.	1,969	260,361
Dollar Tree, Inc.(a)	1,858	198,379
Endeavour Group Ltd./Australia(b)	16,892	56,644
J Sainsbury PLC	18,459	59,472
Jeronimo Martins SGPS SA	3,142	61,407

Kesko Oyj–Class B(b)	3,031	53,322
Kobe Bussan Co., Ltd.	1,697	37,802
Koninklijke Ahold Delhaize NV	10,477	308,308
Kroger Co. (The)	6,000	299,580
MatsukiyoCocokara & Co.	3,845	55,216
Seven & i Holdings Co., Ltd.	24,888	304,135
Sysco Corp.	4,464	318,685
Target Corp.	4,147	613,922
Tesco PLC	78,102	301,690
Walgreens Boots Alliance, Inc.	6,419	77,638
Walmart, Inc.	38,290	2,592,616
Woolworths Group Ltd.	13,554	304,314

		9,695,358

FOOD PRODUCTS–1.0%
Ajinomoto Co., Inc.	5,241	184,458
Archer-Daniels-Midland Co.	4,432	267,914
Associated British Foods PLC	3,755	117,246
Barry Callebaut AG (REG)	40	65,208
Bunge Global SA	1,269	135,491
Campbell Soup Co.	1,764	79,715
Chocoladefabriken Lindt & Spruengli AG (REG)	1	115,272
Chocoladefabriken Lindt & Spruengli AG–Class PC	11	128,489
Conagra Brands, Inc.	4,285	121,780
Danone SA	7,145	437,630
General Mills, Inc.	5,060	320,096
Hershey Co. (The)	1,323	243,207
Hormel Foods Corp.	2,602	79,335
J M Smucker Co. (The)	952	103,806
JDE Peet’s NV(b)	1,352	26,966
Kellanova	2,360	136,125
Kerry Group PLC–Class A	1,734	140,522
Kikkoman Corp.	7,480	86,933
Kraft Heinz Co. (The)	7,075	227,956
Lamb Weston Holdings, Inc.	1,294	108,799
Lotus Bakeries NV	5	51,566
McCormick & Co., Inc./MD (Non-Voting)	2,257	160,112
MEIJI Holdings Co., Ltd.	2,606	56,363
Mondelez International, Inc.–Class A	12,024	786,851
Mowi ASA	5,164	85,828
Nestle SA (REG)	29,616	3,023,031
Nissin Foods Holdings Co., Ltd.	2,220	56,445
Orkla ASA	7,778	63,073
Salmar ASA	733	38,442
Tyson Foods, Inc.–Class A	2,564	146,507
WH Group Ltd.	92,524	60,900

12

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

Wilmar International Ltd.	21,354	$48,693
Yakult Honsha Co., Ltd.(b)	2,862	51,277

		7,756,036

HOUSEHOLD PRODUCTS–0.8%
Church & Dwight Co., Inc.	2,192	227,266
Clorox Co. (The)	1,113	151,891
Colgate-Palmolive Co.	7,354	713,632
Essity AB–Class B	6,761	172,844
Henkel AG & Co. KGaA	1,153	90,715
Henkel AG & Co. KGaA (Preference Shares)	1,878	167,211
Kimberly-Clark Corp.	3,018	417,088
Procter & Gamble Co. (The)	21,156	3,489,047
Reckitt Benckiser Group PLC	7,840	424,138
Unicharm Corp.(b)	4,452	143,066

		5,996,898

PERSONAL CARE PRODUCTS–0.5%
Beiersdorf AG	1,119	163,783
Estee Lauder Cos., Inc. (The)–Class A	2,089	222,270
Haleon PLC	75,997	309,210
Kao Corp.(b)	5,134	207,860
Kenvue, Inc.	17,164	312,042
L’Oreal SA	2,669	1,174,802
Shiseido Co., Ltd.	4,466	127,277
Unilever PLC (London)	27,790	1,525,319

		4,042,563

TOBACCO–0.5%
Altria Group, Inc.	15,396	701,287
British American Tobacco PLC	22,279	684,403
Imperial Brands PLC	9,108	233,063
Japan Tobacco, Inc.(b)	13,293	359,967
Philip Morris International, Inc.	14,116	1,430,374

		3,409,094

		39,275,093

ENERGY–3.0%
ENERGY EQUIPMENT & SERVICES–0.2%
Baker Hughes Co.	8,946	314,631
Halliburton Co.	7,936	268,078
Schlumberger NV	12,812	604,470
Tenaris SA	5,240	80,604

		1,267,783

OIL, GAS & CONSUMABLE FUELS–2.8%
Aker BP ASA	3,507	89,613

Ampol Ltd.	2,644	56,868
APA Corp.	3,227	95,003
BP PLC	186,574	1,123,319
Chevron Corp.	15,364	2,403,237
ConocoPhillips	10,483	1,199,045
Coterra Energy, Inc.	6,671	177,916
Devon Energy Corp.	5,665	268,521
Diamondback Energy, Inc.	1,599	320,104
ENEOS Holdings, Inc.	31,963	164,720
Eni SpA	23,691	363,767
EOG Resources, Inc.	5,152	648,482
EQT Corp.(b)	3,958	146,367
Equinor ASA	9,996	286,323
Exxon Mobil Corp.	40,211	4,629,090
Galp Energia SGPS SA	5,157	108,920
Hess Corp.	2,477	365,407
Idemitsu Kosan Co., Ltd.	10,000	64,996
Inpex Corp.(b)	10,462	153,639
Kinder Morgan, Inc.	17,308	343,910
Marathon Oil Corp.	5,056	144,955
Marathon Petroleum Corp.	3,158	547,850
Neste Oyj(b)	4,694	83,762
Occidental Petroleum Corp.	5,961	375,722
OMV AG	1,634	71,025
ONEOK, Inc.	5,232	426,670
Phillips 66	3,800	536,446
Repsol SA	13,509	214,235
Santos Ltd.(b)	36,039	182,841
Shell PLC	71,027	2,547,594
Targa Resources Corp.	1,987	255,886
TotalEnergies SE	23,828	1,595,374
Valero Energy Corp.	2,931	459,464
Williams Cos., Inc. (The)	10,925	464,312
Woodside Energy Group Ltd.(b)	21,070	396,769

		21,312,152

		22,579,935

MATERIALS–2.8%
CHEMICALS–1.5%
Air Liquide SA	6,402	1,104,905
Air Products and Chemicals, Inc.	1,993	514,294
Akzo Nobel NV	1,893	115,377
Albemarle Corp.(b)	1,053	100,583
Arkema SA	666	58,037
Asahi Kasei Corp.	13,925	89,414
BASF SE	9,904	478,785
Celanese Corp.	901	121,536
CF Industries Holdings, Inc.	1,638	121,409
Clariant AG (REG)	2,367	37,289
Corteva, Inc.	6,248	337,017
Covestro AG(a)	2,097	122,920
Croda International PLC	1,472	73,231
Dow, Inc.	6,303	334,374
DSM-Firmenich AG	2,064	232,417

13

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

DuPont de Nemours, Inc.	3,748	$301,676
Eastman Chemical Co.	1,055	103,358
Ecolab, Inc.	2,278	542,164
EMS-Chemie Holding AG (REG)	78	63,828
Evonik Industries AG	2,844	58,031
FMC Corp.	1,119	64,398
Givaudan SA (REG)	102	483,135
ICL Group Ltd.	8,586	36,922
IMCD NV(b)	632	87,120
International Flavors & Fragrances, Inc.	2,298	218,793
Linde PLC	4,309	1,890,832
LyondellBasell Industries NV–Class A	2,306	220,592
Mitsubishi Chemical Group Corp.	15,004	83,599
Mitsui Chemicals, Inc.	1,855	51,367
Mosaic Co. (The)	2,881	83,261
Nippon Paint Holdings Co., Ltd.	10,525	68,802
Nippon Sanso Holdings Corp.	1,892	56,187
Nissan Chemical Corp.(b)	1,430	45,452
Nitto Denko Corp.	1,582	125,479
Novonesis (Novozymes) B	4,140	252,931
OCI NV	1,173	28,648
Orica Ltd.(b)	5,394	64,058
PPG Industries, Inc.	2,110	265,628
Sherwin-Williams Co. (The)	2,091	624,017
Shin-Etsu Chemical Co., Ltd.	19,941	775,339
Sika AG (REG)	1,692	482,997
Syensqo SA	822	73,370
Symrise AG	1,473	180,232
Toray Industries, Inc.	15,351	72,806
Umicore SA(b)	2,324	34,973
Yara International ASA	1,837	52,939

		11,334,522

CONSTRUCTION MATERIALS–0.2%
Heidelberg Materials AG	1,515	156,612
Holcim AG	5,784	511,260
James Hardie Industries PLC (CDI)(a)	4,835	151,324
Martin Marietta Materials, Inc.	553	299,615
Vulcan Materials Co.	1,185	294,686

		1,413,497

CONTAINERS & PACKAGING–0.1%
Amcor PLC	12,956	126,710
Avery Dennison Corp.	722	157,865
Ball Corp.	2,782	166,976
International Paper Co.	3,113	134,326

Packaging Corp. of America	799	145,865
SIG Group AG	3,393	62,349
Smurfit Kappa Group PLC	2,897	129,214
Westrock Co.	2,314	116,302

		1,039,607

METALS & MINING–0.9%
Anglo American PLC	14,101	445,598
Antofagasta PLC	4,375	116,270
ArcelorMittal SA	5,204	119,220
BHP Group Ltd.	56,255	1,607,878
BlueScope Steel Ltd.	4,918	66,760
Boliden AB	3,035	97,608
Endeavour Mining PLC	2,039	43,392
Fortescue Ltd.(b)	18,791	267,517
Freeport-McMoRan, Inc.	12,876	625,774
Glencore PLC	115,066	654,756
JFE Holdings, Inc.	6,404	92,427
Mineral Resources Ltd.(b)	1,949	69,727
Newmont Corp. (New York)	10,336	432,768
Nippon Steel Corp.	9,529	202,000
Norsk Hydro ASA	14,722	91,784
Northern Star Resources Ltd.	12,754	110,756
Nucor Corp.	2,149	339,714
Pilbara Minerals Ltd.(b)	31,728	64,560
Rio Tinto Ltd.	4,119	326,273
Rio Tinto PLC	12,507	820,688
South32 Ltd.(b)	50,255	121,923
Steel Dynamics, Inc.	1,324	171,458
Sumitomo Metal Mining Co., Ltd.	2,744	83,372
voestalpine AG	1,189	32,144

		7,004,367

PAPER & FOREST PRODUCTS–0.1%
Holmen AB–Class B	846	33,288
Mondi PLC	4,898	94,019
Stora Enso Oyj–Class R(b)	6,457	88,173
Svenska Cellulosa AB SCA–Class B	6,724	98,956
UPM-Kymmene Oyj	5,922	207,996

		522,432

		21,314,425

UTILITIES–2.0%
ELECTRIC UTILITIES–1.2%
Acciona SA(b)	274	32,427
Alliant Energy Corp.	2,298	116,968
American Electric Power Co., Inc.	4,725	414,572
BKW AG	234	37,350
Chubu Electric Power Co., Inc.	7,177	84,784

14

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CK Infrastructure Holdings Ltd.	6,927	$39,119
CLP Holdings Ltd.	18,345	148,377
Constellation Energy Corp.	2,826	565,963
Duke Energy Corp.	6,918	693,391
Edison International	3,449	247,673
EDP–Energias de Portugal SA	34,818	130,543
Elia Group SA/NV(b)	326	30,447
Endesa SA(b)	3,525	66,231
Enel SpA	90,242	626,170
Entergy Corp.	1,914	204,798
Evergy, Inc.	2,061	109,171
Eversource Energy	3,158	179,090
Exelon Corp.	8,964	310,244
FirstEnergy Corp.	4,643	177,688
Fortum Oyj(b)	4,978	72,876
Iberdrola SA	64,140	832,212
Kansai Electric Power Co., Inc. (The)	7,814	131,211
Mercury NZ Ltd.	7,735	30,930
NextEra Energy, Inc.	18,416	1,304,037
NRG Energy, Inc.	1,869	145,520
Origin Energy Ltd.	19,115	138,296
Orsted AS(a)	2,099	111,502
PG&E Corp.	19,156	334,464
Pinnacle West Capital Corp.	1,018	77,755
Power Assets Holdings Ltd.	15,477	83,645
PPL Corp.	6,613	182,850
Redeia Corp. SA(b)	4,503	78,741
Southern Co. (The)	9,801	760,264
SSE PLC	12,132	273,984
Terna–Rete Elettrica Nazionale(b)	15,611	120,339
Tokyo Electric Power Co. Holdings, Inc.(a)	16,981	91,442
Verbund AG	756	59,817
Xcel Energy, Inc.	4,981	266,035

		9,310,926

GAS UTILITIES–0.1%
APA Group(b)	14,241	75,698
Atmos Energy Corp.	1,352	157,711
Hong Kong & China Gas Co., Ltd.	124,302	94,462
Osaka Gas Co., Ltd.	4,143	91,561
Snam SpA(b)	22,375	98,808
Tokyo Gas Co., Ltd.	3,985	85,789

		604,029

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS–0.1%
AES Corp. (The)	6,370	111,921
EDP Renovaveis SA(b)	3,516	49,130

Meridian Energy Ltd.	14,362	55,024
RWE AG	7,015	240,652
Vistra Corp.	2,928	251,750

		708,477

MULTI-UTILITIES–0.5%
Ameren Corp.	2,390	169,953
CenterPoint Energy, Inc.	5,734	177,639
Centrica PLC	59,229	100,956
CMS Energy Corp.	2,677	159,362
Consolidated Edison, Inc.	3,100	277,202
Dominion Energy, Inc.	7,514	368,186
DTE Energy Co.	1,855	205,924
E.ON SE	24,914	327,437
Engie SA	20,268	290,245
National Grid PLC	53,314	595,311
NiSource, Inc.	4,019	115,787
Public Service Enterprise Group, Inc.	4,465	329,071
Sembcorp Industries Ltd.	9,500	33,579
Sempra	5,673	431,488
Veolia Environnement SA	7,646	229,019
WEC Energy Group, Inc.	2,831	222,120

		4,033,279

WATER UTILITIES–0.1%
American Water Works Co., Inc.	1,746	225,513
Severn Trent PLC	2,987	89,907
United Utilities Group PLC	7,566	93,989

		409,409

		15,066,120

REAL ESTATE–1.6%
DIVERSIFIED REITS–0.1%
Covivio SA/France	560	26,778
GPT Group (The)(b)	21,256	56,672
Land Securities Group PLC	7,852	61,352
Mirvac Group(b)	43,784	54,475
Nomura Real Estate Master Fund, Inc.	44	39,086
Stockland	26,489	73,369

		311,732

HEALTH CARE REITS–0.1%
Alexandria Real Estate Equities, Inc.	1,411	165,045
Healthpeak Properties, Inc.	6,309	123,656
Ventas, Inc.	3,628	185,971
Welltower, Inc.	5,360	558,780

		1,033,452

HOTEL & RESORT REITS–0.0%
Host Hotels & Resorts, Inc.	6,320	113,634

15

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INDUSTRIAL REITS–0.2%
CapitaLand Ascendas REIT	41,812	$78,779
Goodman Group(b)	18,968	437,590
Nippon Prologis REIT, Inc.	25	39,021
Prologis, Inc.	8,299	932,060
Segro PLC	14,106	159,597
Warehouses De Pauw CVA	1,948	52,613

		1,699,660

OFFICE REITS–0.0%
Boston Properties, Inc.	1,295	79,720
Dexus(b)	11,935	51,486
Gecina SA	510	47,079
Japan Real Estate Investment Corp.	14	44,251
Nippon Building Fund, Inc.(b)	17	59,633

		282,169

REAL ESTATE MANAGEMENT & DEVELOPMENT–0.3%
Azrieli Group Ltd.	471	27,518
CapitaLand Investment Ltd./Singapore(b)	28,947	56,612
CBRE Group, Inc.–Class A(a)	2,704	240,954
CK Asset Holdings Ltd.	21,690	81,252
CoStar Group, Inc.(a)	3,660	271,352
Daito Trust Construction Co., Ltd.	605	62,624
Daiwa House Industry Co., Ltd.	6,191	157,622
Fastighets AB Balder–Class B(a)	7,355	50,490
Henderson Land Development Co., Ltd.	15,633	41,915
Hongkong Land Holdings Ltd.	12,198	39,299
Hulic Co., Ltd.(b)	4,268	37,935
LEG Immobilien SE	822	67,154
Mitsubishi Estate Co., Ltd.	12,536	197,360
Mitsui Fudosan Co., Ltd.	29,630	272,712
Nomura Real Estate Holdings, Inc.	1,195	30,082
Sagax AB–Class B	2,438	62,476
Sino Land Co., Ltd.	42,832	44,079
Sumitomo Realty & Development Co., Ltd.	3,217	94,927
Sun Hung Kai Properties Ltd.	16,091	139,421
Swire Pacific Ltd.–Class A	4,608	40,682
Swire Properties Ltd.	12,988	20,692
Swiss Prime Site AG (REG)	858	81,248

Unibail-Rodamco-Westfield(a)	1,311	103,605
Vonovia SE	8,135	231,509
Wharf Holdings Ltd. (The)(b)	11,500	32,314
Wharf Real Estate Investment Co., Ltd.	18,824	49,892

		2,535,726

RESIDENTIAL REITS–0.2%
AvalonBay Communities, Inc.	1,273	263,371
Camden Property Trust	955	104,200
Equity Residential	3,091	214,330
Essex Property Trust, Inc.	576	156,787
Invitation Homes, Inc.	5,161	185,228
Mid-America Apartment Communities, Inc.	1,047	149,313
UDR, Inc.	2,716	111,763

		1,184,992

RETAIL REITS–0.2%
CapitaLand Integrated Commercial Trust	59,735	86,971
Federal Realty Investment Trust	677	68,357
Kimco Realty Corp.	5,982	116,410
Klepierre SA	2,387	63,728
Link REIT	28,342	110,062
Realty Income Corp.	7,805	412,260
Regency Centers Corp.	1,474	91,683
Scentre Group	57,644	119,479
Simon Property Group, Inc.	2,922	443,559
Vicinity Ltd.	42,936	52,793

		1,565,302

SPECIALIZED REITS–0.5%
American Tower Corp.	4,186	813,675
Crown Castle, Inc.	3,895	380,541
Digital Realty Trust, Inc.	2,909	442,313
Equinix, Inc.	851	643,867
Extra Space Storage, Inc.	1,898	294,968
Iron Mountain, Inc.	2,628	235,521
Public Storage	1,418	407,888
SBA Communications Corp.	963	189,037
VICI Properties, Inc.	9,351	267,813
Weyerhaeuser Co.	6,535	185,529

		3,861,152

		12,587,819

Total Common Stocks (cost $497,332,983)		594,359,193

16

AB Variable Products Series Fund

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS–TREASURIES–2.4%
JAPAN–2.4%
Japan Government Ten Year Bond Series 374 0.80%, 03/20/2034	JPY	1,260,000	$7,659,381
Japan Government Twenty Year Bond Series 188 1.60%, 03/20/2044		1,367,000	8,166,230
Japan Government Thirty Year Bond Series 82 1.80%, 03/20/2054		504,000	2,888,892

Total Governments–Treasuries (cost $19,474,978)			18,714,503

		Shares
INVESTMENT COMPANIES–0.3%
FUNDS AND INVESTMENT TRUSTS–0.3%
iShares MSCI Emerging Markets ex China ETF(d) (cost $1,974,533)		34,670	2,052,464

		Notional Amount
PURCHASED OPTIONS–PUTS–0.1%
OPTIONS ON INDICES–0.1%
Euro STOXX 50 Index Expiration: Jul 2024; Contracts: 390; Exercise Price: EUR 4,800.00; Counterparty: Morgan Stanley & Co., Inc.(a)	EUR	18,720,000	204,659
FTSE 100 Index Expiration: Jul 2024; Contracts: 92; Exercise Price: GBP 8,050.00; Counterparty: Morgan Stanley & Co., Inc.(a)	GBP	7,406,000	38,959

Nikkei 225 Index Expiration: Jul 2024; Contracts: 65; Exercise Price: JPY 37,625.00; Counterparty: Morgan Stanley & Co., Inc.(a)	JPY	2,445,625,000	12,120
S&P 500 Index Expiration: Jul 2024; Contracts: 233; Exercise Price: USD 5,340.00; Counterparty: Morgan Stanley & Co., Inc.(a)	USD	124,422,000	344,840

Total Purchased Options–Puts (premiums paid $972,985)			600,578

		Shares
RIGHTS–0.0%
HEALTH CARE–0.0%
HEALTH CARE PROVIDERS & SERVICES–0.0%
Amplifon SpA, expiring 07/10/2024(a)(e)(f) (cost $0)		1,382	0

SHORT-TERM INVESTMENTS–15.4%
INVESTMENT COMPANIES–15.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(d)(g)(h) (cost $117,473,871)		117,473,871	117,473,871

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–96.2% (cost $637,229,350)			733,200,609

17

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.7%
INVESTMENT COMPANIES–0.7%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(d)(g)(h) (cost $5,624,480)	5,624,480	$5,624,480

TOTAL INVESTMENTS–96.9% (cost $642,853,830)		738,825,089
Other assets less liabilities–3.1%		23,339,696

NET ASSETS–100.0%		$762,164,785

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	88	September 2024	$7,723,519	$53,876
Euro-BTP Futures	128	September 2024	15,804,145	(131,770)
Euro-Bund Futures	117	September 2024	16,492,145	200,325
Euro-OAT Futures	156	September 2024	20,569,446	(202,361)
FTSE 100 Index Futures	15	September 2024	1,557,118	(11,932)
Long Gilt Futures	176	September 2024	21,707,520	153,283
MSCI EAFE Futures	6	September 2024	702,960	(4,718)
MSCI Emerging Markets Futures	94	September 2024	5,114,540	42,980
S&P 500 E-Mini Futures	2	September 2024	552,150	(3,554)
S&P/TSX 60 Index Futures	84	September 2024	16,093,271	109,082
S&P Mid 400 E-Mini Futures	5	September 2024	1,479,050	(14,561)
TOPIX Index Futures	6	September 2024	1,048,107	10,583
U.S. Long Bond (CBT) Futures	273	September 2024	32,299,313	799,617
U.S. T-Note 2 Yr (CBT) Futures	138	September 2024	28,182,188	74,192
U.S. T-Note 5 Yr (CBT) Futures	569	September 2024	60,642,953	257,100
U.S. T-Note 10 Yr (CBT) Futures	4	September 2024	439,938	3,650
U.S. Ultra Bond (CBT) Futures	111	September 2024	13,913,156	414,904

Sold Contracts
Euro STOXX 50 Index Futures	290	September 2024	15,298,956	71,395
FTSE 100 Index Futures	124	September 2024	12,872,173	111,940
Hang Seng Index Futures	14	July 2024	1,580,346	12,751
MSCI Singapore IX ETS Futures	41	July 2024	956,515	(9,575)
Nikkei 225 (CME) Futures	34	September 2024	6,771,950	(173,477)
OMXS 30 Index Futures	178	July 2024	4,329,503	(12,445)
S&P 500 E-Mini Futures	110	September 2024	30,368,250	(34,895)
SPI 200 Futures	98	September 2024	12,702,515	(3,082)
U.S. 10 Yr Ultra Futures	74	September 2024	8,401,313	(83,371)

				$1,629,937

18

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York (The)	EUR	14,360	USD	15,393	08/08/2024	$(12,336)
Bank of New York (The)	JPY	3,140,000	USD	20,386	08/16/2024	736,364
Deutsche Bank AG	EUR	36,842	USD	39,658	08/08/2024	132,622
Deutsche Bank AG	JPY	5,055,580	USD	32,735	08/16/2024	1,097,410
Goldman Sachs Bank USA	CHF	10,291	USD	11,495	08/08/2024	(10,092)
Goldman Sachs Bank USA	CAD	17,254	USD	12,546	08/23/2024	(81,219)
Morgan Stanley Capital Services, Inc.	CHF	962	USD	1,086	08/08/2024	10,073
Morgan Stanley Capital Services, Inc.	GBP	16,450	USD	20,866	08/29/2024	62,762
Morgan Stanley Capital Services, Inc.	AUD	11,711	USD	7,792	09/19/2024	(36,125)
NatWest Markets PLC	SEK	47,829	USD	4,400	07/19/2024	(115,932)
State Street Bank & Trust Co.	NOK	3,521	USD	321	07/19/2024	(8,859)
State Street Bank & Trust Co.	NZD	636	USD	388	07/25/2024	807

						$1,775,475

PUT WRITTEN OPTIONS (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
Euro STOXX 50 Index(i)	Morgan Stanley & Co., Inc.	390	EUR	4,575.00	July 2024	EUR	17,843$	$69,901	$(41,767)
FTSE 100 Index(i)	Morgan Stanley & Co., Inc.	92	GBP	7,700.00	July 2024	GBP	7,084	8,599	(5,524)
Nikkei 225 Index(j)	Morgan Stanley & Co., Inc.	65	JPY	35,875.00	July 2024	JPY	2,331,875	40,968	(3,030)
S&P 500 Index(k)	Morgan Stanley & Co., Inc.	233	USD	5,090.00	July 2024	USD	118,597	139,328	(73,395)

								$258,796	$(123,716)

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $263,430 or 0.0% of net assets.

(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(f)	Fair valued by the Adviser.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	One contract relates to 10 shares.

(j)	One contract relates to 1000 shares.

(k)	One contract relates to 100 shares.

19

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Currency Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—Great British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

USD—United States Dollar

Glossary:

ADR—American Depositary Receipt

BTP—Buoni del Tesoro Poliennali

CBT—Chicago Board of Trade

CDI—CHESS Depositary Interest

CME—Chicago Mercantile Exchange

EAFE—Europe, Australia, and Far East

ETS—Emission Trading Scheme

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

OAT—Obligations Assimilables du Trésor

OMXS—Stockholm Stock Exchange

REG—Registered Shares

REIT—Real Estate Investment Trust

SPI—Share Price Index

TOPIX—Tokyo Price Index

TSX—Toronto Stock Exchange

See notes to financial statements.

20

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $519,755,479)	$615,726,738
Affiliated issuers (cost $123,098,351—including investment of cash collateral for securities loaned of $5,624,480)	123,098,351
Cash	175
Cash collateral due from broker	11,205,798
Foreign currencies, at value (cost $17,100,798)	17,033,594
Unrealized appreciation on forward currency exchange contracts	2,040,038
Unaffiliated dividends and interest receivable	1,026,132
Affiliated dividends receivable	515,244
Receivable due from Adviser	16,067
Receivable for capital stock sold	9,001
Receivable for investment securities sold and foreign currency transactions	189

Total assets	770,671,327

LIABILITIES
Options written, at value (premiums received $258,796)	123,716
Payable for collateral received on securities loaned	5,624,480
Payable for capital stock redeemed	818,304
Payable for variation margin on futures	691,509
Custody and accounting fees payable	470,997
Advisory fee payable	275,760
Unrealized depreciation on forward currency exchange contracts	264,563
Distribution fee payable	146,825
Administrative fee payable	13,629
Transfer Agent fee payable	112
Accrued expenses	76,647

Total liabilities	8,506,542

NET ASSETS	$762,164,785

COMPOSITION OF NET ASSETS
Capital stock, at par	$61,590
Additional paid-in capital	715,138,660
Distributable earnings	46,964,535

NET ASSETS	$762,164,785

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

B	$762,164,785	61,590,179	$12.37

(a)	Includes securities on loan with a value of $12,726,443 (see Note E).

See notes to financial statements.

21

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $402,465)	$6,267,675
Affiliated issuers	4,070,827
Interest	408,139
Securities lending income	9,658

10,756,299

EXPENSES
Advisory fee (see Note B)	1,803,381
Distribution fee—Class B	960,439
Transfer agency—Class B	896
Custody and accounting	85,049
Audit and tax	34,878
Administrative	33,705
Legal	33,663
Directors’ fees	15,627
Printing	12,747
Miscellaneous	31,855

Total expenses	3,012,240
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(121,842)

Net expenses	2,890,398

Net investment income	7,865,901

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	2,068,128
Forward currency exchange contracts	2,147,468
Futures	(7,108,315)
Options written	2,011,963
Foreign currency transactions	(234,516)
Net change in unrealized appreciation (depreciation) of:
Investments	52,457,797
Forward currency exchange contracts	6,973,596
Futures	(5,907,354)
Options written	(53,104)
Foreign currency denominated assets and liabilities	(886,034)

Net gain on investment and foreign currency transactions	51,469,629

NET INCREASE IN NET ASSETS FROM OPERATIONS	$59,335,530

See notes to financial statements.

22

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,865,901		$15,599,895
Net realized loss on investment transactions and foreign currency transactions	(1,115,272)		(26,245,624)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	52,584,901		119,167,653

Net increase in net assets from operations	59,335,530		108,521,924
Distributions to Shareholders
Class A	–0	–	(294)
Class B	–0	–	(16,918,128)
CAPITAL STOCK TRANSACTIONS
Net decrease	(72,766,962)		(115,408,919)

Total decrease	(13,431,432)		(23,805,417)
NET ASSETS
Beginning of period	775,596,217		799,401,634

End of period	$762,164,785		$775,596,217

See notes to financial statements.

23

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Global Risk Allocation—Moderate Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is to generate income and price appreciation without assuming what AllianceBernstein L.P. (the “Adviser”) considers undue risk. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class B shares. Effective December 1, 2023, Class A shares of the Portfolio were liquidated. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

24

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

25

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$133,800,399		$17,062,485		$–0	–	$150,862,884
Financials	51,059,011		36,598,890		–0	–	87,657,901
Health Care	48,428,714		24,384,838		–0	–	72,813,552
Industrials	33,770,975		30,502,003		–0	–	64,272,978
Consumer Discretionary	40,940,561		21,049,305		–0	–	61,989,866
Communication Services	38,814,862		7,123,758		–0	–	45,938,620
Consumer Staples	23,939,017		15,336,076		–0	–	39,275,093
Energy	14,995,566		7,584,369		–0	–	22,579,935
Materials	8,950,010		12,364,415		–0	–	21,314,425
Utilities	9,380,064		5,686,056		–0	–	15,066,120
Real Estate	8,849,585		3,738,234		–0	–	12,587,819
Governments—Treasuries	–0	–	18,714,503		–0	–	18,714,503
Investment Companies	2,052,464		–0	–	–0	–	2,052,464
Purchased Options—Puts	–0	–	600,578		–0	–	600,578
Rights	–0	–	–0	–	0	(a)	–0	–
Short-Term Investments	117,473,871		–0	–	–0	–	117,473,871
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,624,480		–0	–	–0	–	5,624,480

Total Investments in Securities	538,079,579		200,745,510		0	(a)	738,825,089
Other Financial Instruments(b):
Assets:
Futures	2,315,678		–0	–	–0	–	2,315,678	(c)
Forward Currency Exchange Contracts	–0	–	2,040,038		–0	–	2,040,038
Liabilities:
Futures	(685,741)		–0	–	–0	–	(685,741	)(c)
Forward Currency Exchange Contracts	–0	–	(264,563)		–0	–	(264,563)
Put Written Options	–0	–	(123,716)		–0	–	(123,716)

Total	$539,709,516		$202,397,269		$0	(a)	$742,106,785

(a)	The Portfolio held securities with zero market value at period end.

(b)	Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)	Only variation margin receivable (payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

26

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Portfolio are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $100 million, .45% of the excess over $100 million up to $1 billion and .40% of the excess over $1 billion

27

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses, to the extent necessary to limit total operating expenses (excluding interest expense, taxes, extraordinary expenses, expenses associated with securities sold short, and brokerage commissions and other transaction costs), inclusive of the Portfolio’s proportionate share of fees and expenses of registered investment companies or series thereof in which the Portfolio invests (“Acquired Fund Expenses”) on an annual basis (the “Expense Caps”) to 1.00% of daily average net assets for Class B. The Expense Caps may not be terminated by the Adviser before May 1, 2025. For the six months ended June 30, 2024, there were no such operating expenses waived by the Adviser. For the six months ended June 30, 2024, such waiver for Acquired Fund Expenses for both affiliated and unaffiliated underlying portfolios amounted to $116,074 and $4,616, respectively.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$139,612	$100,129	$122,267	$117,474	$4,071
AB Government Money Market Portfolio*	1,939	17,342	13,657	5,624	2

Total				$123,098	$4,073

*	Investments of cash collateral for securities lending transactions (see Note E).

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $33,705.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$34,363,904		$86,483,117
U.S. government securities	–0	–	–0	–

28

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$150,018,651
Gross unrealized depreciation	(50,506,900)

Net unrealized appreciation	$99,511,751

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Portfolio, as well as the methods in which they may be used are:

•	Futures

The Portfolio may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Portfolio bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Portfolio may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Portfolio enters into futures, the Portfolio deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Portfolio to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Portfolio to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended June 30, 2024, the Portfolio held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2024, the Portfolio held forward currency exchange contracts for hedging and non-hedging purposes.

29

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

•	Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Portfolio may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Portfolio’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

During the six months ended June 30, 2024, the Portfolio held purchased options for hedging and non-hedging purposes.

During the six months ended June 30, 2024, the Portfolio held written options for hedging and non-hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

30

AB Variable Products Series Fund

During the six months ended June 30, 2024, the Portfolio had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$1,956,947	*	Payable for variation margin on futures	$417,502	*

Equity contracts	Receivable for variation margin on futures	358,731	*	Payable for variation margin on futures	268,239	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,040,038		Unrealized depreciation on forward currency exchange contracts	264,563

Equity contracts	Investments in securities, at value	600,578

Equity contracts				Options written, at value	123,716

Total		$4,956,294			$1,074,020

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(1,152,108)	$(7,301,258)

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	(5,956,207)	1,393,904

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	2,147,468	6,973,596

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(6,476,210)	188,058

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	2,011,963	(53,104)

Total		$(9,425,094)	$1,201,196

31

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2024:

Futures:
Average notional amount of buy contracts	$247,034,843
Average notional amount of sale contracts	$75,525,241
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$14,861,121	(a)
Average principal amount of sale contracts	$145,969,255
Purchased Options:
Average notional amount	$167,972,879
Options Written:
Average notional amount	$160,460,281

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of New York (The)	$736,364	$(12,336)		$–0	–	$–0	–	$724,028
Deutsche Bank AG	1,230,032	–0	–	–0	–	–0	–	1,230,032
Morgan Stanley Capital Services, Inc.	72,835	(36,125)		–0	–	–0	–	36,710
State Street Bank & Trust Co.	807	(807)		–0	–	–0	–	–0	–

Total	$2,040,038	$(49,268)		$–0	–	$–0	–	$1,990,770	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of New York (The)	$12,336	$(12,336)		$–0	–	$–0	–	$–0	–
Goldman Sachs Bank USA	91,311	–0	–	–0	–	–0	–	91,311
Morgan Stanley Capital Services, Inc.	36,125	(36,125)		–0	–	–0	–	–0	–
NatWest Markets PLC	115,932	–0	–	–0	–	–0	–	115,932
State Street Bank & Trust Co.	8,859	(807)		–0	–	–0	–	8,052

Total	$264,563	$(49,268)		$–0	–	$–0	–	$215,295	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

32

AB Variable Products Series Fund

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$12,726,443	$5,624,480	$7,812,153	$7,394	$2,264	$1,152

*	As of June 30, 2024.

33

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares redeemed	–0	–	(1,100)	$–0	–	$(12,328)

Net decrease	–0	–	(1,100)	$–0	–	$(12,328)

Class B
Shares sold	658,097		962,162	$7,709,083		$10,335,729
Shares issued on reinvestment of dividends	–0	–	1,554,975	–0	–	16,918,128
Shares redeemed	(6,749,711)		(13,233,973)	(80,476,045)		(142,650,448)

Net decrease	(6,091,614)		(10,716,836)	$(72,766,962)		$(115,396,591)

At June 30, 2024, a shareholder of the Portfolio owned 97% of the Portfolio’s outstanding shares. Significant transactions by such shareholder, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Portfolio’s net asset value, or NAV, when the asset classes in which the Portfolio has invested more heavily perform worse than the asset classes invested in less heavily.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

High Yield Securities Risk—Investments in fixed-income securities with ratings below investment grade (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally, and may be more difficult to trade than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

34

AB Variable Products Series Fund

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, Contract holders of the Portfolio bear both their proportionate share of expenses in the Portfolio (including management fees) and, indirectly, the expenses of the investment companies in which the Portfolio invests (to the extent these expenses are not waived or reimbursed by the Adviser).

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolio. Causes of illiquid investments risk may include low trading volumes and large positions. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently than domestic securities. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

35

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023		2022
Distributions paid from:
Ordinary income	$16,918,422		$5,569,110
Net long-term capital gains	–0	–	22,295,869

Total taxable distributions paid	$16,918,422		$27,864,979

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$14,177,210
Accumulated capital and other losses	(71,205,044	)(a)
Unrealized appreciation (depreciation)	44,656,839	(b)

Total accumulated earnings (deficit)	$(12,370,995)

(a)	As of December 31, 2023, the Portfolio had a net capital loss carryforward of $71,205,044.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax deferral of losses on wash sales, and the tax treatment of partnership investments.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio had a net short-term capital loss carryforward of $28,591,281 and a net long-term capital loss carryforward of $42,613,763 which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

36

GLOBAL RISK ALLOCATION—MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)
Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.46	$10.20	$12.25	$10.94	$11.19	$9.72

Income From Investment Operations
Net investment income(a)(b)	.12	.21	.10	.01	.00	(c)	.08
Net realized and unrealized gain (loss) on investment transactions and foreign currency transactions	.79	1.29	(1.80)	1.30	.23	1.60
Contributions from Affiliates	–0	–	–0	–	.00	(c)	.00	(c)	–0	–	–0	–

Net increase (decrease) in net asset value from operations	.91	1.50	(1.70)	1.31	.23	1.68

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.24)	(.07)	–0	–	(.14)	(.21)
Distributions from net realized gain on investment transactions	–0	–	–0	–	(.28)	–0	–	(.34)	–0	–

Total dividends and distributions	–0	–	(.24)	(.35)	–0	–	(.48)	(.21)

Net asset value, end of period	$12.37	$11.46	$10.20	$12.25	$10.94	$11.19

Total Return
Total investment return based on net asset value(d)	8.03%	14.79%	(14.07)%	11.97%	2.45%	17.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$762,165	$775,596	$799,391	$1,065,829	$89,696	$95,350
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)‡	.75	%^	.77%	.75%	.75%	.94%	.94%
Expenses, before waivers/reimbursements(e)(f)‡	.78	%^	.80%	.79%	.78%	1.20%	1.20%
Net investment income(b)	2.05	%^	1.98%	.92%	.09%	.01%	.78%
Portfolio turnover rate	6%	3%	2%	18%	31%	29%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03	%^	.03%	.04%	.03%	.06%	.07%

See footnote summary on page 38.

37

AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the six months ended June 30, 2024 and the years ended December 31, 2023, December 31, 2022, December 31, 2021, December 31, 2020 and December 31, 2019, such waiver amounted to .03% (annualized), .03%, .04%, .03%, .06% and .07%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2024
			Year Ended December 31,
	(unaudited)		2023	2022	2021	2020	2019
Class B
Net of waivers/reimbursements	.75	%^	.77%	.75%	.75%	.94%	.93%
Before waivers/reimbursements	.78	%^	.80%	.79%	.78%	1.20%	1.19%

^	Annualized.

See notes to financial statements.

38

GLOBAL RISK ALLOCATION—

MODERATE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Global Risk Allocation—Moderate Portfolio (the “Fund”) at meetings held in-person on August 1-2, 2023 and October 31-November 2, 2023 (the “Meetings”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2021 and 2022 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is

39

GLOBAL RISK ALLOCATION—
MODERATE PORTFOLIO

(continued)	AB Variable Products Series Fund

difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meetings, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meetings, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A shares against a broad-based securities market index, in each case for the 1-, 3- and 5-year periods ended May 31, 2023 and July 31, 2023 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profit-

40

AB Variable Products Series Fund

ability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meetings. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale.

41

VPS-GRA-0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS
SERIES FUND, INC.

+	AB INTERNATIONAL VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–96.2%

FINANCIALS–16.0%
BANKS–10.6%
ABN AMRO Bank NV (CVA)	204,856	$3,364,487
Bank of Ireland Group PLC	262,324	2,740,358
Danske Bank A/S	148,551	4,430,685
Erste Group Bank AG	111,606	5,282,888
NatWest Group PLC	1,841,471	7,244,515
Resona Holdings, Inc.	1,017,100	6,765,894

		29,828,827

FINANCIAL SERVICES–1.1%
ORIX Corp.	140,900	3,122,889

INSURANCE–4.3%
ASR Nederland NV(a)	84,525	4,024,122
Prudential PLC	443,044	4,017,086
SCOR SE	156,816	3,975,018

		12,016,226

		44,967,942

INDUSTRIALS–11.7%
AEROSPACE & DEFENSE–5.8%
Airbus SE	38,389	5,268,761
BAE Systems PLC	302,543	5,039,346
MTU Aero Engines AG	23,289	5,937,606

		16,245,713

CONSTRUCTION & ENGINEERING–0.2%
Shimizu Corp.	95,600	538,735

ELECTRICAL EQUIPMENT–0.9%
Fuji Electric Co., Ltd.	44,000	2,514,186

MACHINERY–4.8%
Amada Co., Ltd.	262,600	2,919,734
IHI Corp.	143,900	4,314,962
Kawasaki Heavy Industries Ltd.	77,400	2,954,953
Techtronic Industries Co., Ltd.	306,500	3,494,066

		13,683,715

		32,982,349

CONSUMER DISCRETIONARY–11.4%
AUTOMOBILE COMPONENTS–0.5%
Forvia SE (Paris)	108,117	1,290,041

AUTOMOBILES–4.4%
BYD Co., Ltd.–Class H(a)	104,000	3,088,679
Honda Motor Co., Ltd.	376,200	4,044,144
Stellantis NV (France)	265,862	5,242,031

		12,374,854

Company	Shares	U.S. $ Value

HOTELS, RESTAURANTS & LEISURE–0.6%
Entain PLC	215,310	$1,707,340

HOUSEHOLD DURABLES–3.1%
Persimmon PLC	146,214	2,481,147
Sony Group Corp.	74,500	6,348,974

		8,830,121

SPECIALTY RETAIL–1.1%
JD Sports Fashion PLC	2,148,267	3,225,916

TEXTILES, APPAREL & LUXURY GOODS–1.7%
Burberry Group PLC	141,586	1,572,321
Kering SA	8,588	3,123,842

		4,696,163

		32,124,435

HEALTH CARE–10.2%
HEALTH CARE EQUIPMENT & SUPPLIES–2.7%
ConvaTec Group PLC(b)	556,088	1,647,531
ResMed, Inc. (CDI)	306,462	5,917,409

		7,564,940

HEALTH CARE PROVIDERS & SERVICES–1.5%
Fresenius SE & Co. KGaA(c)	145,746	4,354,057

PHARMACEUTICALS–6.0%
GSK PLC	209,023	4,020,392
Merck KGaA	25,763	4,260,567
Roche Holding AG (Genusschein)	30,968	8,579,954

		16,860,913

		28,779,910

CONSUMER STAPLES–10.2%
BEVERAGES–1.9%
Heineken NV(a)	55,559	5,375,111

CONSUMER STAPLES DISTRIBUTION & RETAIL–3.6%
Carrefour SA	266,502	3,776,403
Koninklijke Ahold Delhaize NV	213,365	6,278,711

		10,055,114

FOOD PRODUCTS–2.7%
Nestle SA (REG)	73,226	7,474,490

PERSONAL CARE PRODUCTS–2.0%
Haleon PLC	1,391,892	5,663,212

		28,567,927

1

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

MATERIALS–9.5%
CHEMICALS–3.9%
Arkema SA	36,973	$3,221,953
Kuraray Co., Ltd.(a)	331,300	3,833,222
Tosoh Corp.	301,800	3,950,487

		11,005,662

CONSTRUCTION MATERIALS–1.8%
CRH PLC	67,618	5,069,998

METALS & MINING–3.8%
Anglo American PLC	128,908	4,073,554
ArcelorMittal SA	165,292	3,786,717
Endeavour Mining PLC(a)	136,395	2,902,616

		10,762,887

		26,838,547

INFORMATION TECHNOLOGY–8.7%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.1%
NXP Semiconductors NV	17,024	4,580,988
SK Hynix, Inc.	16,377	2,779,317
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	6,192,171
Tokyo Electron Ltd.	29,800	6,523,232

		20,075,708

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.6%
Samsung Electronics Co., Ltd.	74,850	4,405,205

		24,480,913

COMMUNICATION SERVICES–8.3%
DIVERSIFIED TELECOMMUNICATION SERVICES–5.4%
Deutsche Telekom AG (REG)	268,604	6,751,497
Koninklijke KPN NV	1,131,000	4,334,822
Telstra Group Ltd.	1,718,213	4,148,140

		15,234,459

ENTERTAINMENT–2.9%
Konami Group Corp.	70,200	5,075,771
Ubisoft Entertainment SA(c)	137,485	3,008,612

		8,084,383

		23,318,842

ENERGY–6.6%
ENERGY EQUIPMENT & SERVICES–3.5%
Shell PLC	275,605	9,931,791

Company	Shares	U.S. $ Value

OIL, GAS & CONSUMABLE FUELS–3.1%
Cameco Corp.	98,980	$4,869,957
Repsol SA(a)	243,853	3,867,186

		8,737,143

		18,668,934

UTILITIES–3.6%
ELECTRIC UTILITIES–3.6%
EDP–Energias de Portugal SA	1,453,108	5,448,133
Enel SpA	661,707	4,591,447

		10,039,580

Total Common Stocks (cost $239,144,737)		270,769,379

SHORT-TERM INVESTMENTS–2.8%
INVESTMENT COMPANIES–2.8%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(d)(e)(f) (cost $7,916,562)	7,916,562	7,916,562

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–99.0% (cost $247,061,299)		278,685,941

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–6.1%
INVESTMENT COMPANIES–6.1%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(d)(e)(f) (cost $17,047,050)	17,047,050	17,047,050

TOTAL INVESTMENTS–105.1% (cost $264,108,349)		295,732,991
Other assets less liabilities–(5.1)%		(14,398,737)

NET ASSETS–100.0%		$281,334,254

2

AB Variable Products Series Fund

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CNH	16,864	USD	2,336	07/23/2024	$22,456
Bank of America, NA	EUR	690	USD	742	08/08/2024	2,038
Barclays Bank PLC	USD	2,989	CHF	2,631	08/08/2024	(48,073)
Barclays Bank PLC	JPY	312,302	USD	1,987	08/16/2024	32,715
Barclays Bank PLC	USD	3,163	JPY	492,758	08/16/2024	(79,375)
Citibank, NA	USD	2,322	NOK	25,544	07/19/2024	71,717
Citibank, NA	EUR	954	USD	1,025	08/08/2024	1,160
Citibank, NA	JPY	360,434	USD	2,325	08/16/2024	69,033
Citibank, NA	USD	520	JPY	80,997	08/16/2024	(13,451)
Citibank, NA	CAD	6,433	USD	4,677	08/23/2024	(31,271)
Deutsche Bank AG	EUR	14,884	USD	16,054	08/08/2024	86,400
Goldman Sachs Bank USA	USD	7,532	CHF	6,744	08/08/2024	7,497
Goldman Sachs Bank USA	USD	917	EUR	856	08/08/2024	1,022
Goldman Sachs Bank USA	USD	15,086	JPY	2,328,692	08/16/2024	(513,126)
HSBC Bank USA	BRL	7,129	USD	1,282	07/02/2024	7,158
HSBC Bank USA	USD	1,382	BRL	7,129	07/02/2024	(106,540)
HSBC Bank USA	TWD	23,917	USD	743	08/23/2024	6,400
JPMorgan Chase Bank, NA	USD	8,929	SEK	97,233	07/19/2024	252,063
JPMorgan Chase Bank, NA	USD	1,584	ILS	5,848	07/25/2024	(34,574)
JPMorgan Chase Bank, NA	JPY	112,758	USD	726	08/16/2024	20,603
Morgan Stanley Capital Services, Inc.	BRL	7,129	USD	1,310	07/02/2024	34,899
Morgan Stanley Capital Services, Inc.	USD	1,282	BRL	7,129	07/02/2024	(7,158)
Morgan Stanley Capital Services, Inc.	KRW	9,202,380	USD	6,755	07/18/2024	81,934
Morgan Stanley Capital Services, Inc.	USD	329	KRW	452,454	07/18/2024	(546)
Morgan Stanley Capital Services, Inc.	NOK	7,801	USD	734	07/19/2024	2,820
Morgan Stanley Capital Services, Inc.	USD	1,504	MXN	25,188	07/25/2024	(132,273)
Morgan Stanley Capital Services, Inc.	USD	1,306	BRL	7,129	08/02/2024	(35,059)
Morgan Stanley Capital Services, Inc.	JPY	339,346	USD	2,203	08/16/2024	78,975
Morgan Stanley Capital Services, Inc.	TWD	147,768	USD	4,637	08/23/2024	84,622
Morgan Stanley Capital Services, Inc.	GBP	3,116	USD	3,952	08/29/2024	11,888
Morgan Stanley Capital Services, Inc.	USD	17,951	AUD	26,979	09/19/2024	83,223
NatWest Markets PLC	USD	784	JPY	121,182	08/16/2024	(26,071)
State Street Bank & Trust Co.	HKD	29,783	USD	3,819	07/18/2024	3,274
State Street Bank & Trust Co.	USD	801	HKD	6,243	07/18/2024	(912)
State Street Bank & Trust Co.	EUR	1,366	USD	1,475	08/08/2024	9,430
State Street Bank & Trust Co.	USD	737	CHF	663	08/08/2024	3,762
State Street Bank & Trust Co.	USD	1,023	EUR	949	08/08/2024	(4,961)
State Street Bank & Trust Co.	JPY	70,370	USD	453	08/16/2024	12,743
State Street Bank & Trust Co.	USD	1,861	JPY	289,821	08/16/2024	(47,674)
UBS AG	USD	3,612	SGD	4,849	07/25/2024	(32,545)
UBS AG	USD	2,332	EUR	2,165	08/08/2024	(8,867)
UBS AG	JPY	597,068	USD	3,827	08/16/2024	90,787

						$(43,857)

3

INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

(a)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(b)	Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the market value of this security amounted to $1,647,531 or 0.6% of net assets.

(c)	Non-income producing security.

(d)	Affiliated investments.

(e)	The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

ILS—Israeli Shekel

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

Glossary:

CDI—CHESS Depositary Interest

REG—Registered Shares

See notes to financial statements.

4

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $239,144,737)	$270,769,379	(a)
Affiliated issuers (cost $24,963,612—including investment of cash collateral for securities loaned of $17,047,050)	24,963,612
Foreign currencies, at value (cost $354,592)	354,438
Receivable for investment securities sold and foreign currency transactions	2,027,897
Unaffiliated dividends receivable	1,204,026
Unrealized appreciation on forward currency exchange contracts	1,078,619
Receivable for capital stock sold	41,784
Affiliated dividends receivable	29,128

Total assets	300,468,883

LIABILITIES
Payable for collateral received on securities loaned	17,047,050
Unrealized depreciation on forward currency exchange contracts	1,122,476
Payable for investment securities purchased and foreign currency transactions	325,853
Advisory fee payable	114,970
Payable for capital stock redeemed	133,662
Distribution fee payable	46,021
Cash collateral due to broker	30,000
Administrative fee payable	13,536
Transfer Agent fee payable	112
Accrued expenses	300,949

Total liabilities	19,134,629

NET ASSETS	$281,334,254

COMPOSITION OF NET ASSETS
Capital stock, at par	$18,297
Additional paid-in capital	254,455,550
Distributable earnings	26,860,407

NET ASSETS	$281,334,254

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$45,821,617	2,963,083	$15.46

B	$235,512,637	15,333,656	$15.36

(a)	Includes securities on loan with a value of $21,037,207 (see Note E).

See notes to financial statements.

5

INTERNATIONAL VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $680,916)	$5,656,805
Affiliated issuers	150,052
Securities lending income	12,688

5,819,545

EXPENSES
Advisory fee (see Note B)	1,009,464
Distribution fee—Class B	300,445
Transfer agency—Class A	449
Transfer agency—Class B	2,384
Custody and accounting	51,627
Printing	34,900
Administrative	33,542
Audit and tax	27,603
Legal	18,652
Directors’ fees	12,249
Miscellaneous	15,805

Total expenses	1,507,120
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(6,265)

Net expenses	1,500,855

Net investment income	4,318,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions	8,313,089
Forward currency exchange contracts	(1,434,709)
Foreign currency transactions	(21,218)
Net change in unrealized appreciation (depreciation) of:
Investments	2,342,231
Forward currency exchange contracts	(873,069)
Foreign currency denominated assets and liabilities	(40,893)

Net gain on investment and foreign currency transactions	8,285,431

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,604,121

See notes to financial statements.

6

INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,318,690		$5,106,075
Net realized gain (loss) on investment and foreign currency transactions	6,857,162		(953,321)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	1,428,269		33,042,877

Net increase in net assets from operations	12,604,121		37,195,631
Distributions to Shareholders
Class A	–0	–	(355,217)
Class B	–0	–	(1,645,638)
CAPITAL STOCK TRANSACTIONS
Net decrease	(16,838,141)		(12,883,371)

Total increase (decrease)	(4,234,020)		22,311,405
NET ASSETS
Beginning of period	285,568,274		263,256,869

End of period	$281,334,254		$285,568,274

See notes to financial statements.

7

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB International Value Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

8

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2	Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Financials	$–0	–	$44,967,942	$–0	–	$44,967,942
Industrials	–0	–	32,982,349	–0	–	32,982,349
Consumer Discretionary	–0	–	32,124,435	–0	–	32,124,435
Health Care	–0	–	28,779,910	–0	–	28,779,910
Consumer Staples	–0	–	28,567,927	–0	–	28,567,927

9

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

	Level 1		Level 2		Level 3		Total
Materials	$5,069,998		$21,768,549		$–0	–	$26,838,547
Information Technology	4,580,988		19,899,925		–0	–	24,480,913
Communication Services	–0	–	23,318,842		–0	–	23,318,842
Energy	4,869,957		13,798,977		–0	–	18,668,934
Utilities	–0	–	10,039,580		–0	–	10,039,580
Short-Term Investments	7,916,562		–0	–	–0	–	7,916,562
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,047,050		–0	–	–0	–	17,047,050

Total Investments in Securities	39,484,555		256,248,436	(a)	–0	–	295,732,991
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	–0	–	1,078,619		–0	–	1,078,619
Liabilities:
Forward Currency Exchange Contracts	–0	–	(1,122,476)		–0	–	(1,122,476)

Total	$39,484,555		$256,204,579		$–0	–	$295,689,134

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest

10

AB Variable Products Series Fund

income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Cash Equivalents

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) to 1.20% and 1.45% of daily average net assets for Class A and Class B shares, respectively. Effective June 1, 2024, the Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .92% and 1.17% of the daily average net assets for the Class A and Class B, respectively. For the six months ended June 30, 2024, there was no such reimbursement.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $33,542.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $4,120.

11

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$3,119	$42,978	$38,180	$7,917	$150
Government Money Market Portfolio*	273	33,787	17,013	17,047	4

Total				$24,964	$154

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$56,751,713		$75,059,927
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$47,490,790
Gross unrealized depreciation	(15,910,005)

Net unrealized appreciation	$31,580,785

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

12

AB Variable Products Series Fund

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2024, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2024, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$1,078,619	Unrealized depreciation on forward currency exchange contracts	$1,122,476

Total		$1,078,619		$1,122,476

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(1,434,709)	$(873,069)

Total		$(1,434,709)	$(873,069)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$81,024,158
Average principal amount of sale contracts	$70,229,076

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

13

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivative Assets
Bank of America, NA	$24,494	$–0	–	$–0	–	$–0	–	$24,494
Barclays Bank PLC	32,715	(32,715)	–0	–	–0	–	–0	–
Citibank, NA	141,910	(44,722)	–0	–	–0	–	97,188
Deutsche Bank AG	86,400	–0	–	–0	–	–0	–	86,400
Goldman Sachs Bank USA	8,519	(8,519)	–0	–	–0	–	–0	–
HSBC Bank USA	13,558	(13,558)	–0	–	–0	–	–0	–
JPMorgan Chase Bank, NA	272,666	(34,574)	–0	–	–0	–	238,092
Morgan Stanley Capital Services, Inc.	378,361	(175,036)	(30,000)	–0	–	173,325
State Street Bank & Trust Co.	29,209	(29,209)	–0	–	–0	–	–0	–
UBS AG	90,787	(41,412)	–0	–	–0	–	49,375

Total	$1,078,619	$(379,745)	$(30,000)	$–0	–	$668,874	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivative Liabilities
Barclays Bank PLC	$127,448	$(32,715)	$–0	–	$–0	–	$94,733
Citibank, NA	44,722	(44,722)	–0	–	–0	–	–0	–
Goldman Sachs Bank USA	513,126	(8,519)	–0	–	–0	–	504,607
HSBC Bank USA	106,540	(13,558)	–0	–	–0	–	92,982
JPMorgan Chase Bank, NA	34,574	(34,574)	–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	175,036	(175,036)	–0	–	–0	–	–0	–
Natwest Markets PLC	26,071	–0	–	–0	–	–0	–	26,071
State Street Bank & Trust Co.	53,547	(29,209)	–0	–	–0	–	24,338
UBS AG	41,412	(41,412)	–0	–	–0	–	–0	–

Total	$1,122,476	$(379,745)	$–0	–	$–0	–	$742,731	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the

14

AB Variable Products Series Fund

borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$21,037,207	$17,047,050	$5,082,977	$8,607	$4,081	$2,145

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	155,237		416,897	$2,342,849		$5,999,806
Shares issued in reinvestment of dividends	–0	–	24,650	–0	–	355,217
Shares redeemed	(186,129)		(551,140)	(2,826,506)		(7,835,184)

Net decrease	(30,892)		(109,593)	$(483,657)		$(1,480,161)

Class B
Shares sold	269,214		2,539,673	$4,012,458		$37,164,439
Shares issued on reinvestment of dividends	–0	–	114,759	–0	–	1,645,638
Shares redeemed	(1,339,221)		(3,547,605)	(20,366,942)		(50,213,287)

Net decrease	(1,070,007)		(893,173)	$(16,354,484)		$(11,403,210)

At June 30, 2024, certain shareholders of the Portfolio owned 52% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

15

INTERNATIONAL VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Leverage Risk—When the Portfolio borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolio’s investments. The Portfolio may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Portfolio, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Portfolio than if the Portfolio were not leveraged, but may also adversely affect returns, particularly if the market is declining.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

16

AB Variable Products Series Fund

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023		2022
Distributions paid from:
Ordinary income	$2,000,855		$10,868,218

Total taxable distributions paid	$2,000,855		$10,868,218

Return of Capital	–0	–	615,810

Total distributions paid	$2,000,855		$11,484,028

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$4,345,081
Accumulated capital and other losses	(15,551,881	)(a)
Unrealized appreciation (depreciation)	25,463,087	(b)

Total accumulated earnings (deficit)	$14,256,287

(a)	As of December 31, 2023, the Portfolio had a net capital loss carryforward of $15,551,881.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio had a net short-term capital loss carryforward of $10,206,472 and a net long-term capital loss carryforward of $5,345,409, which may be carried forward for an indefinite period.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

17

INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.79	$12.95	$15.72	$14.45	$14.37	$12.38

Income From Investment Operations
Net investment income(a)(b)	.25	.29	.44	.37	.18	.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.42	1.67	(2.58)	1.22	.14	1.84

Net increase (decrease) in net asset value from operations	.67	1.96	(2.14)	1.59	.32	2.12

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.12)	(.60)	(.32)	(.24)	(.13)
Return of capital	–0	–	–0	–	(.03)	–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(.12)	(.63)	(.32)	(.24)	(.13)

Net asset value, end of period	$15.46	$14.79	$12.95	$15.72	$14.45	$14.37

Total Return
Total investment return based on net asset value(c)*	4.53%	15.15%	(13.61)%	11.08%	2.46%	17.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,821	$44,286	$40,197	$45,175	$41,994	$54,042
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	.89	%^	.90%	.88%	.90%	.91%	.90%
Expenses, before waivers/reimbursements	.89	%^	.90%	.89%	.90%	.92%	.90%
Net investment income(b)	3.26	%^	2.03%	3.24%	2.34%	1.47%	2.10%
Portfolio turnover rate	20%	46%	37%	43%	54%	44%

See footnote summary on page 20.

18

AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$14.71	$12.90	$15.62	$14.34	$14.24	$12.29

Income From Investment Operations
Net investment income(a)(b)	.23	.26	.40	.32	.14	.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.42	1.65	(2.56)	1.23	.15	1.82

Net increase (decrease) in net asset value from operations	.65	1.91	(2.16)	1.55	.29	2.06

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.10)	(.53)	(.27)	(.19)	(.11)
Return of capital	–0	–	–0	–	(.03)	–0	–	–0	–	–0	–

Total dividends and distributions	–0	–	(.10)	(.56)	(.27)	(.19)	(.11)

Net asset value, end of period	$15.36	$14.71	$12.90	$15.62	$14.34	$14.24

Total Return
Total investment return based on net asset value(c)*	4.42%	14.83%	(13.80)%	10.86%	2.21%	16.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$235,513	$241,282	$223,060	$304,737	$299,415	$323,582
Ratio to average net assets of:
Expenses, net of waivers/reimbursements	1.14	%^	1.15%	1.13%	1.15%	1.16%	1.15%
Expenses, before waivers/reimbursements	1.14	%^	1.15%	1.14%	1.15%	1.17%	1.15%
Net investment income(b)	2.98	%^	1.80%	2.98%	2.08%	1.18%	1.84%
Portfolio turnover rate	20%	46%	37%	43%	54%	44%

See footnote summary on page 20.

19

INTERNATIONAL VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2022, December 31, 2020 and December 31, 2019 by .01%, .04% and .18%, respectively.

^	Annualized.

See notes to financial statements.

20

INTERNATIONAL VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB International Value Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

21

INTERNATIONAL VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. The directors discussed with the Adviser the reasons for the Fund’s underperformance in the periods reviewed and determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was close to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

22

AB Variable Products Series Fund

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and lower than the median of a peer universe. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors requested that the Adviser implement, effective June 1, 2024, a voluntary expense limitation agreement capping total expenses at 0.92% for Class A shares of the Fund, with a corresponding expense limitation for the Fund’s other share class, and the Adviser agreed to this.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

23

VPS-IV-0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB LARGE CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–98.6%

INFORMATION TECHNOLOGY–36.0%
COMMUNICATIONS EQUIPMENT–4.0%
Arista Networks, Inc.(a)	67,592	$23,689,644
Motorola Solutions, Inc.	31,890	12,311,134

		36,000,778

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–0.5%
Amphenol Corp.–Class A	63,184	4,256,706

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–16.6%
ASML Holding NV (REG)	9,514	9,730,253
Broadcom, Inc.	5,583	8,963,674
Entegris, Inc.	27,377	3,706,846
NVIDIA Corp.	705,800	87,194,532
QUALCOMM, Inc.	120,624	24,025,888
Texas Instruments, Inc.	84,580	16,453,348

		150,074,541

SOFTWARE–14.9%
Adobe, Inc.(a)	20,134	11,185,242
Cadence Design Systems, Inc.(a)	26,505	8,156,914
Crowdstrike Holdings, Inc.– Class A(a)	22,847	8,754,742
Manhattan Associates, Inc.(a)	28,201	6,956,623
Microsoft Corp.	191,647	85,656,627
ServiceNow, Inc.(a)	9,550	7,512,698
Synopsys, Inc.(a)	10,983	6,535,544

		134,758,390

		325,090,415

HEALTH CARE–18.6%
BIOTECHNOLOGY–3.3%
Genmab A/S (Sponsored ADR)(a)	147,067	3,695,793
Vertex Pharmaceuticals, Inc.(a)	56,540	26,501,429

		30,197,222

HEALTH CARE EQUIPMENT & SUPPLIES–6.0%
Edwards Lifesciences Corp.(a)	156,531	14,458,768
IDEXX Laboratories, Inc.(a)	27,598	13,445,746
Intuitive Surgical, Inc.(a)	58,317	25,942,317

		53,846,831

HEALTH CARE PROVIDERS & SERVICES–1.6%
ABIOMED, Inc. (CVR)(a)(b)(c)	11,373	11,601
UnitedHealth Group, Inc.	27,716	14,114,650

		14,126,251

HEALTH CARE TECHNOLOGY–1.3%
Veeva Systems, Inc.–Class A(a)	63,665	11,651,332

LIFE SCIENCES TOOLS & SERVICES–1.7%
Mettler-Toledo International, Inc.(a)	4,170	5,827,950
Waters Corp.(a)	16,142	4,683,117
West Pharmaceutical Services, Inc.	16,340	5,382,233

		15,893,300

PHARMACEUTICALS–4.7%
Eli Lilly & Co.	29,945	27,111,604
Zoetis, Inc.	89,074	15,441,869

		42,553,473

		168,268,409

CONSUMER DISCRETIONARY–13.6%
AUTOMOBILES–0.7%
Ferrari NV	15,818	6,459,597

BROADLINE RETAIL–6.2%
Amazon.com, Inc.(a)	289,705	55,985,491

HOTELS, RESTAURANTS & LEISURE–1.4%
Chipotle Mexican Grill, Inc.(a)	203,250	12,733,612

SPECIALTY RETAIL–3.3%
Home Depot, Inc. (The)	52,119	17,941,445
Tractor Supply Co.	41,894	11,311,380

		29,252,825

TEXTILES, APPAREL & LUXURY GOODS–2.0%
Lululemon Athletica, Inc.(a)	33,935	10,136,384
NIKE, Inc.–Class B	46,637	3,515,031
On Holding AG– Class A(a) (d)	110,730	4,296,324

		17,947,739

		122,379,264

COMMUNICATION SERVICES–13.4%
ENTERTAINMENT–2.8%
Netflix, Inc.(a)	38,008	25,650,839

INTERACTIVE MEDIA & SERVICES–10.6%
Alphabet, Inc.–Class C	278,994	51,173,080
Meta Platforms, Inc.–Class A	87,373	44,055,214

		95,228,294

		120,879,133

CONSUMER STAPLES–6.2%
BEVERAGES–3.0%
Celsius Holdings, Inc.(a)	78,370	4,474,143
Monster Beverage Corp.(a)	456,687	22,811,516

		27,285,659

1

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

CONSUMER STAPLES DISTRIBUTION & RETAIL–3.2%
Costco Wholesale Corp.	33,815	$28,742,412

		56,028,071

INDUSTRIALS–5.7%
BUILDING PRODUCTS–1.9%
Otis Worldwide Corp.	134,373	12,934,745
Trex Co., Inc.(a)	52,293	3,875,957

		16,810,702

COMMERCIAL SERVICES & SUPPLIES–2.2%
Copart, Inc.(a)	371,979	20,146,383

ELECTRICAL EQUIPMENT–0.5%
AMETEK, Inc.	28,760	4,794,580

PROFESSIONAL SERVICES–1.1%
Verisk Analytics, Inc.	36,557	9,853,939

		51,605,604

FINANCIALS–3.9%
FINANCIAL SERVICES–3.9%
Visa, Inc.–Class A	134,686	35,351,034

MATERIALS–1.2%
CHEMICALS–1.2%
Sherwin-Williams Co. (The)	36,951	11,027,287

Total Common Stocks (cost $422,587,603)		890,629,217

SHORT-TERM INVESTMENTS–1.4%
INVESTMENT COMPANIES–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(e)(f)(g) (cost $12,958,505)	12,958,505	12,958,505

TOTAL INVESTMENTS–100.0% (cost $435,546,108)		903,587,722
Other assets less liabilities–0.0%		(33,363)

NET ASSETS–100.0%		$903,554,359

(a)	Non-income producing security.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(e)	Affiliated investments.

(f)	The rate shown represents the 7-day yield as of period end.

(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Right

REG—Registered Shares

See notes to financial statements.

2

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $422,587,603)	$890,629,217	(a)
Affiliated issuers (cost $12,958,505)	12,958,505
Cash	247
Receivable for capital stock sold	589,022
Unaffiliated dividends receivable	60,372
Affiliated dividends receivable	52,387
Receivable due from Adviser	1,387
Other assets	942,361

Total assets	905,233,498

LIABILITIES
Payable for capital stock redeemed	763,833
Advisory fee payable	412,678
Custody and accounting fees payable	177,636
Payable for investment securities purchased	116,945
Distribution fee payable	99,721
Administrative fee payable	22,054
Transfer Agent fee payable	112
Accrued expenses and other liabilities	86,160

Total liabilities	1,679,139

NET ASSETS	$903,554,359

COMPOSITION OF NET ASSETS
Capital stock, at par	$10,813
Additional paid-in capital	366,584,985
Distributable earnings	536,958,561

NET ASSETS	$903,554,359

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$378,393,283	4,247,091	$89.09

B	$525,161,076	6,566,159	$79.98

(a)	Includes securities on loan with a value of $3,135,738 (see Note E).

See notes to financial statements.

3

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $9,297)	$2,001,839
Affiliated issuers	581,873
Interest	282
Securities lending income	1,252

2,585,246

EXPENSES
Advisory fee (see Note B)	2,517,303
Distribution fee—Class B	603,827
Transfer agency—Class A	1,771
Transfer agency—Class B	2,403
Administrative	41,927
Custody and accounting	36,484
Legal	28,787
Printing	24,541
Audit and tax	20,840
Directors’ fees	15,931
Miscellaneous	13,077

Total expenses	3,306,891
Less: expenses waived and reimbursed by the Adviser (see Note B)	(16,164)

Net expenses	3,290,727

Net investment loss	(705,481)

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	35,877,066
Net change in unrealized appreciation (depreciation) of investments	113,827,907

Net gain on investment transactions	149,704,973

NET INCREASE IN NET ASSETS FROM OPERATIONS	$148,999,492

See notes to financial statements.

4

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(705,481)		$199,068
Net realized gain on investment transactions	35,877,066		36,901,940
Net change in unrealized appreciation (depreciation) of investments	113,827,907		166,659,053
Contributions from Affiliates (see Note B)	–0	–	488

Net increase in net assets from operations	148,999,492		203,760,549
Distributions to Shareholders
Class A	–0	–	(20,050,816)
Class B	–0	–	(28,501,444)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(18,938,117)		27,201,448

Total increase	130,061,375		182,409,737
NET ASSETS
Beginning of period	773,492,984		591,083,247

End of period	$903,554,359		$773,492,984

See notes to financial statements.

5

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Large Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

6

AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$325,090,415		$–0	–	$–0	–	$325,090,415
Health Care	168,256,808		–0	–	11,601		168,268,409
Consumer Discretionary	122,379,264		–0	–	–0	–	122,379,264
Communication Services	120,879,133		–0	–	–0	–	120,879,133
Consumer Staples	56,028,071		–0	–	–0	–	56,028,071
Industrials	51,605,604		–0	–	–0	–	51,605,604
Financials	35,351,034		–0	–	–0	–	35,351,034
Materials	11,027,287		–0	–	–0	–	11,027,287
Short-Term Investments	12,958,505		–0	–	–0	–	12,958,505

Total Investments in Securities	903,576,121		–0	–	11,601		903,587,722
Other Financial Instruments(a)	–0	–	–0	–	–0	–	–0	–

Total	$903,576,121		$–0	–	$11,601		$903,587,722

7

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

8

AB Variable Products Series Fund

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .60% of the first $2.5 billion, .50% of the next $2.5 billion and .45% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $41,927.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $16,164.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$35,427	$36,584	$59,052	$12,959	$582

During the year ended December 31, 2023, the Adviser reimbursed the Portfolio $488 for trading losses incurred due to a pricing error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$110,862,439		$108,752,199
U.S. government securities	–0	–	–0	–

9

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$475,678,147
Gross unrealized depreciation	(7,636,533)

Net unrealized appreciation	$468,041,614

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2024.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

10

AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Government Money Market Portfolio
				Income Earned	Advisory Fee Waived
$3,135,738	$–0–	$3,253,674	$1,252	$–0–	$–0–

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	86,569		303,693	$7,152,265		$20,384,732
Shares issued in reinvestment of distributions	–0	–	295,735	–0	–	20,050,816
Shares redeemed	(272,333)		(591,209)	(22,469,539)		(40,029,950)

Net increase (decrease)	(185,764)		8,219	$(15,317,274)		$405,598

Class B
Shares sold	372,679		606,789	$27,893,847		$37,120,401
Shares issued on reinvestment of distributions	–0	–	467,160	–0	–	28,501,444
Shares redeemed	(425,974)		(637,919)	(31,514,690)		(38,825,995)

Net increase (decrease)	(53,295)		436,030	$(3,620,843)		$26,795,850

At June 30, 2024, certain shareholders of the Portfolio owned 64% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially

11

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distributions paid from:
Net long-term capital gains	$48,552,260	$81,212,657

Total taxable distributions paid	$48,552,260	$81,212,657

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$199,068
Undistributed capital gains	37,991,344
Unrealized appreciation (depreciation)	349,768,657	(a)

Total accumulated earnings (deficit)	$387,959,069

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU

12

AB Variable Products Series Fund

2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank- offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

13

LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$74.50	$58.90	$93.09	$77.09	$61.26	$51.75

Income From Investment Operations
Net investment income (loss)(a)(b)	(.01)	.11	(.05)	(.19)	(.06)	.05
Net realized and unrealized gain (loss) on investment transactions	14.60	20.12	(25.48)	22.16	21.18	17.18
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	14.59	20.23	(25.53)	21.97	21.12	17.23

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(4.63)	(8.66)	(5.97)	(5.29)	(7.72)

Net asset value, end of period	$89.09	$74.50	$58.90	$93.09	$77.09	$61.26

Total Return
Total investment return based on net asset value(d)*	19.59%	35.13%	(28.51)%	28.98%	35.49%	34.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$378,393	$330,245	$260,596	$389,051	$331,436	$264,234
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.64	%^	.65%	.65%	.65%	.66%	.67%
Expenses, before waivers/reimbursements(e)‡	.64	%^	.66%	.65%	.65%	.67%	.68%
Net investment income (loss)(b)	(.02	)%^	.17%	(.07)%	(.22)%	(.08)%	.09%
Portfolio turnover rate	13%	30%	34%	17%	33%	38%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 15.

14

LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$66.96	$53.45	$85.67	$71.51	$57.28	$48.91

Income From Investment Operations
Net investment loss(a)(b)	(.10)	(.05)	(.20)	(.37)	(.21)	(.09)
Net realized and unrealized gain (loss) on investment transactions	13.12	18.19	(23.36)	20.50	19.73	16.18
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	–0	–

Net increase (decrease) in net asset value from operations	13.02	18.14	(23.56)	20.13	19.52	16.09

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	(4.63)	(8.66)	(5.97)	(5.29)	(7.72)

Net asset value, end of period	$79.98	$66.96	$53.45	$85.67	$71.51	$57.28

Total Return
Total investment return based on net asset value(d)*	19.44%	34.78%	(28.69)%	28.65%	35.15%	34.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$525,161	$443,248	$330,487	$490,111	$413,127	$322,688
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)‡	.89	%^	.90%	.90%	.90%	.91%	.92%
Expenses, before waivers/reimbursements(e)‡	.89	%^	.91%	.90%	.90%	.92%	.93%
Net investment loss(b)	(.27	)%^	(.08)%	(.32)%	(.47)%	(.33)%	(.16)%
Portfolio turnover rate	13%	30%	34%	17%	33%	38%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.01%	.00%	.00%	.01%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the years ended December 31, 2023, December 31, 2020 and December 31, 2019, such waiver amounted to .01%, .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the six months ended June 30, 2024 and years ended December 31, 2019 by .11% and .04%, respectively.

^	Annualized.

See notes to financial statements.

15

LARGE CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Large Cap Growth Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts

16

AB Variable Products Series Fund

for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised aby the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

17

LARGE CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

18

VPS-LCG-0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB RELATIVE VALUE PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–96.4%
FINANCIALS–20.4%
BANKS–9.2%
Bank OZK	26,238	$1,075,758
Citigroup, Inc.	264,020	16,754,709
JPMorgan Chase & Co.	164,000	33,170,640
Wells Fargo & Co.	527,109	31,305,004

		82,306,111

FINANCIAL SERVICES–8.3%
Berkshire Hathaway, Inc.–Class B(a)	76,344	31,056,739
Fiserv, Inc.(a)	157,104	23,414,780
Mastercard, Inc.–Class A	29,348	12,947,164
MGIC Investment Corp.	307,980	6,636,969

		74,055,652

INSURANCE–2.9%
American International Group, Inc.	66,356	4,926,269
Axis Capital Holdings Ltd.	223,612	15,798,188
MetLife, Inc.	73,832	5,182,268

		25,906,725

		182,268,488

HEALTH CARE–18.3%
BIOTECHNOLOGY–7.2%
Amgen, Inc.	39,199	12,247,728
Gilead Sciences, Inc.	128,048	8,785,373
Regeneron Pharmaceuticals, Inc.(a)	30,644	32,207,763
United Therapeutics Corp.(a)	34,740	11,066,427

		64,307,291

HEALTH CARE EQUIPMENT & SUPPLIES–1.7%
GE Healthcare, Inc.	189,320	14,751,814

HEALTH CARE PROVIDERS & SERVICES–6.2%
Cencora, Inc.	109,069	24,573,246
Elevance Health, Inc.	56,263	30,486,669

		55,059,915

PHARMACEUTICALS–3.2%
Merck & Co., Inc.	173,210	21,443,398
Roche Holding AG (Sponsored ADR)(b)	212,565	7,369,629

		28,813,027

		162,932,047

INDUSTRIALS–17.3%
AEROSPACE & DEFENSE–2.9%
Curtiss-Wright Corp.	14,114	3,824,612
RTX Corp.	141,939	14,249,256
Textron, Inc.	91,657	7,869,670

		25,943,538

AIR FREIGHT & LOGISTICS–0.9%
United Parcel Service, Inc.–Class B	58,690	8,031,727

BUILDING PRODUCTS–2.1%
A O Smith Corp.	76,860	6,285,611
Allegion PLC	54,542	6,444,137
Builders FirstSource, Inc.(a)	43,914	6,078,137

		18,807,885

COMMERCIAL SERVICES & SUPPLIES–1.1%
Veralto Corp.	101,480	9,688,296

CONSTRUCTION & ENGINEERING–0.6%
EMCOR Group, Inc.	15,389	5,618,216

ELECTRICAL EQUIPMENT–2.8%
Emerson Electric Co.	111,857	12,322,167
Generac Holdings, Inc.(a)	31,480	4,162,286
nVent Electric PLC	108,102	8,281,694

		24,766,147

GROUND TRANSPORTATION–1.0%
JB Hunt Transport Services, Inc.	55,760	8,921,600

MACHINERY–3.1%
Dover Corp.(b)	34,224	6,175,721
Oshkosh Corp.	81,220	8,788,004
PACCAR, Inc.	67,615	6,960,288
Westinghouse Air Brake Technologies Corp.	36,799	5,816,082

		27,740,095

PROFESSIONAL SERVICES–1.5%
Robert Half, Inc.	205,484	13,146,866

TRADING COMPANIES & DISTRIBUTORS–1.3%
Ferguson PLC	58,950	11,415,667

		154,080,037

INFORMATION TECHNOLOGY–9.5%
COMMUNICATIONS EQUIPMENT–0.4%
Cisco Systems, Inc.	69,467	3,300,377

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–1.2%
TE Connectivity Ltd.	73,550	11,064,126

IT SERVICES–1.8%
Accenture PLC–Class A	52,970	16,071,628

1

RELATIVE VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–6.1%
QUALCOMM, Inc.	132,942	$26,479,388
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	86,386	15,014,751
Texas Instruments, Inc.	66,880	13,010,166

		54,504,305

		84,940,436

ENERGY–8.5%
ENERGY EQUIPMENT & SERVICES–1.8%
Cactus, Inc.–Class A(b)	61,594	3,248,468
ChampionX Corp.	167,821	5,573,335
Helmerich & Payne, Inc.(b)	209,894	7,585,569

		16,407,372

OIL, GAS & CONSUMABLE FUELS–6.7%
Chevron Corp.	67,229	10,515,960
ConocoPhillips	83,095	9,504,406
EOG Resources, Inc.	144,933	18,242,717
Phillips 66	149,850	21,154,325

		59,417,408

		75,824,780

CONSUMER STAPLES–7.4%
CONSUMER STAPLES DISTRIBUTION & RETAIL–4.5%
Casey’s General Stores, Inc.	19,570	7,467,129
Walmart, Inc.	476,300	32,250,273

		39,717,402

TOBACCO–2.9%
Philip Morris International, Inc.	258,204	26,163,812

		65,881,214

COMMUNICATION SERVICES–5.7%
DIVERSIFIED TELECOMMUNICATION SERVICES–2.0%
Comcast Corp.–Class A	456,448	17,874,504

ENTERTAINMENT–2.1%
Electronic Arts, Inc.	132,160	18,413,853

INTERACTIVE MEDIA & SERVICES–1.6%
Alphabet, Inc.–Class C	80,325	14,733,211

		51,021,568

CONSUMER DISCRETIONARY–4.7%
AUTOMOBILE COMPONENTS–1.6%
Aptiv PLC(a)	84,120	5,923,730
BorgWarner, Inc.	247,900	7,992,296

		13,916,026

DISTRIBUTORS–0.7%
LKQ Corp.	161,650	6,723,024

HOUSEHOLD DURABLES–0.5%
DR Horton, Inc.	34,979	4,929,590

SPECIALTY RETAIL–1.9%
Ross Stores, Inc.	116,084	16,869,327

		42,437,967

MATERIALS–3.6%
CHEMICALS–2.1%
CF Industries Holdings, Inc.	50,990	3,779,379
LyondellBasell Industries NV–Class A	58,545	5,600,414
PPG Industries, Inc.	71,246	8,969,159

		18,348,952

METALS & MINING–1.5%
Steel Dynamics, Inc.	106,150	13,746,425

		32,095,377

REAL ESTATE–1.0%
SPECIALIZED REITs–1.0%
Public Storage	29,730	8,551,834

Total Common Stocks (cost $672,347,602)		860,033,748

SHORT-TERM INVESTMENTS–3.5%
INVESTMENT COMPANIES–3.5%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $31,456,092)	31,456,092	31,456,092

Total Investments Before Security Lending Collateral for Securities Loaned–99.9% (cost $703,803,694)		891,489,840

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–0.0%
INVESTMENT COMPANIES–0.0%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $2,145)	2,145	$2,145

TOTAL INVESTMENTS–99.9% (cost $703,805,839)		891,491,985
Other assets less liabilities–0.1%		477,301

NET ASSETS–100.0%		$891,969,286

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

See notes to financial statements.

3

RELATIVE VALUE PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $672,347,602)	$860,033,748	(a)
Affiliated issuers (cost $31,458,237—including investment of cash collateral for securities loaned of $2,145)	31,458,237
Unaffiliated dividends and interest receivable	1,481,955
Receivable for investment securities sold	851,465
Receivable for capital stock sold	211,197
Affiliated dividends receivable	108,262
Receivable due from Adviser	3,407

Total assets	894,148,271

LIABILITIES
Payable for capital stock redeemed	1,242,414
Advisory fee payable	374,587
Custody and accounting fees payable	188,240
Distribution fee payable	135,569
Administrative fee payable	21,337
Payable for collateral received on securities loaned	2,145
Transfer Agent fee payable	112
Accrued expenses and other liabilities	214,581

Total liabilities	2,178,985

NET ASSETS	$891,969,286

COMPOSITION OF NET ASSETS
Capital stock, at par	$28,383
Additional paid-in capital	616,283,975
Distributable earnings	275,656,928

NET ASSETS	$891,969,286

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$183,657,977	5,725,166	$32.08

B	$708,311,309	22,657,857	$31.26

(a)	Includes securities on loan with a value of $23,722,067 (see Note E).

See notes to financial statements.

4

RELATIVE VALUE PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $91,889)	$7,043,271
Affiliated issuers	785,794
Interest	371
Securities lending income	18,476

7,847,912

EXPENSES
Advisory fee (see Note B)	2,420,360
Distribution fee—Class B	878,776
Transfer agency—Class A	942
Transfer agency—Class B	3,741
Custody and accounting	43,286
Administrative	42,324
Legal	34,342
Printing	33,688
Audit and tax	21,434
Directors’ fees	16,364
Miscellaneous	16,189

Total expenses	3,511,446
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(25,002)

Net expenses	3,486,444

Net investment income	4,361,468

REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	44,622,916
Net change in unrealized appreciation (depreciation) of investments	23,828,218

Net gain on investment transactions	68,451,134

NET INCREASE IN NET ASSETS FROM OPERATIONS	$72,812,602

See notes to financial statements.

5

RELATIVE VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$4,361,468		$11,942,773
Net realized gain on investment transactions	44,622,916		33,533,788
Net change in unrealized appreciation (depreciation) of investments	23,828,218		47,309,060

Net increase in net assets from operations	72,812,602		92,785,621
Distributions to Shareholders
Class A	–0	–	(15,270,443)
Class B	–0	–	(62,328,817)
CAPITAL STOCK TRANSACTIONS
Net increase (decrease)	(39,593,279)		8,728,514

Total increase	33,219,323		23,914,875
NET ASSETS
Beginning of period	858,749,963		834,835,088

End of period	$891,969,286		$858,749,963

See notes to financial statements.

6

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Relative Value Portfolio (the “Portfolio”) (formerly known as AB Growth and Income Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers 9 separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$860,033,748		$–0	–	$–0	–	$860,033,748
Short-Term Investments	31,456,092		–0	–	–0	–	31,456,092
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,145		–0	–	–0	–	2,145

Total Investments in Securities	891,491,985		–0	–	–0	–	891,491,985
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$891,491,985		$–0	–	$–0	–	$891,491,985

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly.

9

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $42,324.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $22,007.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,970	$86,969	$95,483	$31,456	$786
Government Money Market Portfolio*	16,533	29,485	46,016	2	7

Total				$31,458	$793

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$246,966,633		$273,649,081
U.S. government securities	–0	–	–0	–

10

AB Variable Products Series Fund

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$195,900,236
Gross unrealized depreciation	(8,214,090)

Net unrealized appreciation	$187,686,146

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2024.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

11

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$23,722,067	$2,145	$24,118,782	$11,272	$7,204	$2,995

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	415,977		958,264	$13,167,961		$27,676,936
Shares issued in reinvestment of dividends and distributions	–0	–	545,958	–0	–	15,270,443
Shares redeemed	(602,772)		(1,028,628)	(18,667,515)		(29,725,520)

Net increase (decrease)	(186,795)		475,594	$(5,499,554)		$13,221,859

Class B
Shares sold	663,681		1,489,635	$20,303,764		$42,230,544
Shares issued on reinvestment of dividends and distributions	–0	–	2,281,435	–0	–	62,328,817
Shares redeemed	(1,783,610)		(3,874,936)	(54,397,489)		(109,052,706)

Net decrease	(1,119,929)		(103,866)	$(34,093,725)		$(4,493,345)

At June 30, 2024, certain shareholders of the Portfolio owned 47% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

LIBOR Replacement Risk—The Portfolio may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury

12

AB Variable Products Series Fund

securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$10,958,671	$21,194,171
Net long-term capital gains	66,640,589	125,605,762

Total taxable distributions paid	$77,599,260	$146,799,933

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$11,941,059
Undistributed capital gains	32,318,159
Unrealized appreciation (depreciation)	158,585,108	(a)

Total accumulated earnings (deficit)	$202,844,326

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

13

RELATIVE VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

RELATIVE VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.50	$29.00	$36.83	$28.97	$30.30	$27.78

Income From Investment Operations
Net investment income(a)(b)	.18	.47	.48	.38	.40	.43
Net realized and unrealized gain (loss) on investment transactions	2.40	2.86	(2.21)	7.76	.13	5.84

Net increase (decrease) in net asset value from operations	2.58	3.33	(1.73)	8.14	.53	6.27

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.45)	(.49)	(.28)	(.42)	(.39)
Distributions from net realized gain on investment transactions	–0	–	(2.38)	(5.61)	–0	–	(1.44)	(3.36)

Total dividends and distributions	–0	–	(2.83)	(6.10)	(.28)	(1.86)	(3.75)

Net asset value, end of period	$32.08	$29.50	$29.00	$36.83	$28.97	$30.30

Total Return
Total investment return based on net asset value(c)*	8.74%	12.03%	(4.19)%	28.15%	2.72%	23.91%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$183,658	$174,389	$157,648	$170,190	$143,269	$155,765
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.59	%^	.60%	.59%	.59%	.61%	.61%
Expenses, before waivers/reimbursements(d)‡	.60	%^	.61%	.59%	.59%	.62%	.62%
Net investment income(b)	1.19	%^	1.65%	1.50%	1.13%	1.53%	1.43%
Portfolio turnover rate	29%	70%	66%	51%	54%	66%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.01%	.01%

See footnote summary on page 16.

15

RELATIVE VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$28.78	$28.36	$36.12	$28.43	$29.76	$27.34

Income From Investment Operations
Net investment income(a)(b)	.14	.39	.39	.29	.33	.35
Net realized and unrealized gain (loss) on investment transactions	2.34	2.79	(2.16)	7.61	.13	5.74

Net increase (decrease) in net asset value from operations	2.48	3.18	(1.77)	7.90	.46	6.09

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.38)	(.38)	(.21)	(.35)	(.31)
Distributions from net realized gain on investment transactions	–0	–	(2.38)	(5.61)	–0	–	(1.44)	(3.36)

Total dividends and distributions	–0	–	(2.76)	(5.99)	(.21)	(1.79)	(3.67)

Net asset value, end of period	$31.26	$28.78	$28.36	$36.12	$28.43	$29.76

Total Return
Total investment return based on net asset value(c)*	8.62%	11.72%	(4.42)%	27.84%	2.47%	23.61%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$708,311	$684,361	$677,187	$752,562	$868,715	$922,603
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.84	%^	.85%	.84%	.84%	.86%	.86%
Expenses, before waivers/reimbursements(d)‡	.85	%^	.86%	.84%	.85%	.87%	.87%
Net investment income(b)	.94	%^	1.40%	1.25%	.87%	1.28%	1.18%
Portfolio turnover rate	29%	70%	66%	51%	54%	66%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.01	%^	.01%	.00%	.00%	.01%	.01%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for six months ended June 30, 2024 and for the years ended December 31, 2023, December 31, 2020 and December 31, 2019, such waiver amounted to .01% (annualized), .01%, .01% and .01%, respectively.

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the year ended December 31, 2019 by .15%.

^	Annualized.

See notes to financial statements.

16

RELATIVE VALUE PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Relative Value Portfolio (formerly AB Growth and Income Portfolio) (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its

17

RELATIVE VALUE PORTFOLIO

(continued)	AB Variable Products Series Fund

subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s profitability to the Adviser would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class

18

AB Variable Products Series Fund

actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-RV-0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS SERIES FUND, INC.

+	AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.1%

INFORMATION TECHNOLOGY–24.0%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–3.3%
Fabrinet(a)	4,805	$1,176,216
Novanta, Inc.(a)	4,070	663,857

		1,840,073

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–7.5%
Astera Labs, Inc.(a)	3,082	186,492
Impinj, Inc.(a)	5,141	805,954
MACOM Technology Solutions Holdings, Inc.(a)	7,963	887,636
Onto Innovation, Inc.(a)	3,816	837,841
Semtech Corp.(a)	23,467	701,194
Universal Display Corp.	3,936	827,544

		4,246,661

SOFTWARE–11.7%
Altair Engineering, Inc.–Class A(a)	10,016	982,369
Braze, Inc.–Class A(a)	13,676	531,176
Clearwater Analytics Holdings, Inc.–Class A(a)	39,298	727,799
Five9, Inc.(a)	9,097	401,178
Freshworks, Inc.–Class A(a)	39,464	500,798
Intapp, Inc.(a)	13,735	503,662
Klaviyo, Inc.–Class A(a)(b)	24,328	605,524
Monday.com Ltd.(a)	2,952	710,724
Rubrik, Inc.–Class A(a)	18,695	573,189
SPS Commerce, Inc.(a)	5,708	1,074,017

		6,610,436

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS–1.5%
ACV Auctions, Inc.–Class A(a)	46,915	856,199

		13,553,369

HEALTH CARE–22.1%
BIOTECHNOLOGY–13.7%
Akero Therapeutics, Inc.(a)	8,630	202,460
Apogee Therapeutics, Inc.(a)	5,522	217,291
Ascendis Pharma A/S (ADR)(a)	2,348	320,220
Blueprint Medicines Corp.(a)	5,384	580,288
Bridgebio Pharma, Inc.(a)	11,466	290,434
CG oncology, Inc.(a)	8,135	256,822
Cullinan Therapeutics, Inc.(a)	11,719	204,379
Cytokinetics, Inc.(a)	8,650	468,657
Denali Therapeutics, Inc.(a)	16,084	373,471
Halozyme Therapeutics, Inc.(a)	13,572	710,630
Insmed, Inc.(a)	11,384	762,728
Intellia Therapeutics, Inc.(a)	7,932	177,518
Legend Biotech Corp. (ADR)(a)	5,269	233,364
Merus NV(a)	4,544	268,868
MoonLake Immunotherapeutics(a)	4,867	214,002
Natera, Inc.(a)	7,650	828,419
Ultragenyx Pharmaceutical, Inc.(a)	5,522	226,954
Vaxcyte, Inc.(a)	8,291	626,053
Viking Therapeutics, Inc.(a)(b)	5,760	305,338
Viridian Therapeutics, Inc.(a)	16,129	209,838
Xenon Pharmaceuticals, Inc.(a)	6,861	267,510

		7,745,244

HEALTH CARE EQUIPMENT & SUPPLIES–2.0%
AtriCure, Inc.(a)	19,786	450,527
iRhythm Technologies, Inc.(a)	6,185	665,754

		1,116,281

HEALTH CARE PROVIDERS & SERVICES–3.2%
BrightSpring Health Services, Inc.(a)	27,432	311,627
Inari Medical, Inc.(a)	11,584	557,770
PROCEPT BioRobotics Corp.(a)	15,170	926,735

		1,796,132

LIFE SCIENCES TOOLS & SERVICES–2.0%
Quanterix Corp.(a)	29,286	386,868
Repligen Corp.(a)	3,451	435,033
Tempus AI, Inc.(a)(b)	8,627	301,945

		1,123,846

PHARMACEUTICALS–1.2%
Intra-Cellular Therapies, Inc.(a)	6,565	449,637
Rapport Therapeutics, Inc.(a)	9,166	213,201

		662,838

		12,444,341

INDUSTRIALS–19.0%
AEROSPACE & DEFENSE–4.9%
AeroVironment, Inc.(a)	4,115	749,588
Curtiss-Wright Corp.	3,010	815,650
Leonardo DRS, Inc.(a)	35,685	910,324
Loar Holdings, Inc.(a)	5,216	278,587

		2,754,149

BUILDING PRODUCTS–2.4%
AZEK Co., Inc. (The)(a)	14,647	617,078
CSW Industrials, Inc.	2,853	756,930

		1,374,008

COMMERCIAL SERVICES & SUPPLIES–1.4%
Tetra Tech, Inc.	3,803	777,637

CONSTRUCTION & ENGINEERING–3.0%
Centuri Holdings, Inc.(a)	9,247	180,132
Comfort Systems USA, Inc.	2,354	715,898
Construction Partners, Inc.–Class A(a)	14,846	819,648

		1,715,678

1

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

GROUND TRANSPORTATION–1.0%
ArcBest Corp.	5,384	$576,519

MACHINERY–4.2%
Esab Corp.	6,035	569,885
ITT, Inc.	5,731	740,331
SPX Technologies, Inc.(a)	7,364	1,046,719

		2,356,935

MARINE TRANSPORTATION–1.0%
Kirby Corp.(a)	4,784	572,788

PROFESSIONAL SERVICES–1.1%
FTI Consulting, Inc.(a)	2,778	598,742

		10,726,456

CONSUMER DISCRETIONARY–14.4%
AUTOMOBILE COMPONENTS–1.5%
Modine Manufacturing Co.(a)	8,522	853,819

BROADLINE RETAIL–1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)	5,747	564,183

DIVERSIFIED CONSUMER SERVICES–1.2%
Duolingo, Inc.(a)(b)	3,261	680,473

HOTELS, RESTAURANTS & LEISURE–4.4%
Cava Group, Inc.(a)	6,118	567,445
Dutch Bros, Inc.–Class A(a)	14,067	582,374
Texas Roadhouse, Inc.	3,983	683,921
Wingstop, Inc.	1,493	631,031

		2,464,771

HOUSEHOLD DURABLES–3.6%
Meritage Homes Corp.	3,960	640,926
SharkNinja, Inc.	10,554	793,133
Skyline Champion Corp.(a)	8,515	576,891

		2,010,950

SPECIALTY RETAIL–2.7%
Boot Barn Holdings, Inc.(a)	7,619	982,318
Wayfair, Inc.–Class A(a)(b)	10,561	556,881

		1,539,199

		8,113,395

FINANCIALS–6.1%
CAPITAL MARKETS–4.0%
Houlihan Lokey, Inc.	4,949	667,422
StepStone Group, Inc.–Class A	18,667	856,629
Stifel Financial Corp.	8,720	733,788

		2,257,839

FINANCIAL SERVICES–1.0%
Shift4 Payments, Inc.–Class A(a)(b)	7,662	562,007

INSURANCE–1.1%
Kinsale Capital Group, Inc.(b)	77	29,667
RLI Corp.	4,018	565,292

		594,959

		3,414,805

ENERGY–5.3%
ENERGY EQUIPMENT & SERVICES–1.5%
TechnipFMC PLC	33,074	864,885

OIL, GAS & CONSUMABLE FUELS–3.8%
Gulfport Energy Corp.(a)	4,029	608,379
Matador Resources Co.	14,077	838,989
Permian Resources Corp.	42,932	693,352

		2,140,720

		3,005,605

CONSUMER STAPLES–5.1%
CONSUMER STAPLES DISTRIBUTION & RETAIL–2.5%
Chefs’ Warehouse, Inc. (The)(a)	21,134	826,551
Grocery Outlet Holding Corp.(a)	25,870	572,244

		1,398,795

FOOD PRODUCTS–1.3%
Freshpet, Inc.(a)	5,813	752,144

PERSONAL CARE PRODUCTS–1.3%
BellRing Brands, Inc.(a)	13,027	744,363

		2,895,302

MATERIALS–2.1%
CHEMICALS–1.2%
Element Solutions, Inc.	24,874	674,583

CONSTRUCTION MATERIALS–0.9%
Summit Materials, Inc.–Class A(a)	13,178	482,447

		1,157,030

REAL ESTATE–1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT–1.0%
DigitalBridge Group, Inc.	43,137	590,977

Total Common Stocks (cost $46,157,529)		55,901,280

SHORT-TERM INVESTMENTS–0.9%
INVESTMENT COMPANIES–0.9%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $505,754)	505,754	505,754

TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED–100.0% (cost $46,663,283)		56,407,034

2

AB Variable Products Series Fund

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED–1.4%
INVESTMENT COMPANIES–1.4%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $816,636)	816,636	$816,636

TOTAL INVESTMENTS–101.4% (cost $47,479,919)		57,223,670
Other assets less liabilities–(1.4)%		(795,790)

NET ASSETS–100.0%		$56,427,880

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR—American Depositary Receipt

See notes to financial statements.

3

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $46,157,529)	$55,901,280	(a)
Affiliated issuers (cost $1,322,390—including investment of cash collateral for securities loaned of $816,636)	1,322,390
Receivable for investment securities sold	707,894
Receivable for capital stock sold	21,169
Receivable due from Adviser	15,829
Unaffiliated dividends and interest receivable	4,365
Affiliated dividends receivable	2,018

Total assets	57,974,945

LIABILITIES
Payable for collateral received on securities loaned	816,636
Payable for investment securities purchased	358,265
Custody and accounting fees payable	139,821
Payable for capital stock redeemed	129,382
Advisory fee payable	32,293
Administrative fee payable	22,070
Distribution fee payable	7,042
Transfer Agent fee payable	112
Accrued expenses	41,444

Total liabilities	1,547,065

NET ASSETS	$56,427,880

COMPOSITION OF NET ASSETS
Capital stock, at par	$6,056
Additional paid-in capital	53,249,233
Distributable earnings	3,172,591

NET ASSETS	$56,427,880

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$19,399,216	1,694,354	$11.45

B	$37,028,664	4,362,104	$8.49

(a)	Includes securities on loan with a value of $3,642,478 (see Note E).

See notes to financial statements.

4

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers	$82,696
Affiliated issuers	17,526
Interest	90
Securities lending income	2,249

102,561

EXPENSES
Advisory fee (see Note B)	213,047
Distribution fee—Class B	46,419
Transfer agency—Class A	680
Transfer agency—Class B	1,282
Administrative	42,244
Custody and accounting	33,169
Audit and tax	20,840
Printing	13,276
Legal	12,925
Directors’ fees	10,649
Miscellaneous	4,686

Total expenses	399,217
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(97,702)

Net expenses	301,515

Net investment loss	(198,954)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain on investment transactions	5,290,640
Net change in unrealized appreciation (depreciation) of investments	(1,458,677)

Net gain on investment transactions	3,831,963

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,633,009

See notes to financial statements.

5

SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(198,954)		$(285,468)
Net realized gain (loss) on investment transactions	5,290,640		(805,999)
Net change in unrealized appreciation (depreciation) of investments	(1,458,677)		9,867,204
Contributions from Affiliates (see Note B)	–0	–	90

Net increase in net assets from operations	3,633,009		8,775,827
CAPITAL STOCK TRANSACTIONS
Net decrease	(4,332,542)		(1,352,135)

Total increase (decrease)	(699,533)		7,423,692
NET ASSETS
Beginning of period	57,127,413		49,703,721

End of period	$56,427,880		$57,127,413

See notes to financial statements.

6

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Small Cap Growth Portfolio (the “Portfolio”) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks(a)	$55,901,280		$–0	–	$–0	–	$55,901,280
Short-Term Investments	505,754		–0	–	–0	–	505,754
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	816,636		–0	–	–0	–	816,636

Total Investments in Securities	57,223,670		–0	–	–0	–	57,223,670
Other Financial Instruments(b)	–0	–	–0	–	–0	–	–0	–

Total	$57,223,670		$–0	–	$–0	–	$57,223,670

(a)	See Portfolio of Investments for sector classifications.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

8

AB Variable Products Series Fund

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

9

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis (the “Expense Caps”) to .90% and 1.15% of daily average net assets for Class A and Class B shares, respectively. For the six months ended June 30, 2024, such reimbursements/waivers amounted to $97,141. This fee waiver and/or expense reimbursement agreement extends through May 1, 2025 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $42,244.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $457.

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,031	$10,320	$10,846	$505	$18
Government Money Market Portfolio*	412	5,985	5,580	817	1

Total				$1,322	$19

*	Investments of cash collateral for securities lending transactions (see Note E).

During the year ended December 31, 2023, the Adviser reimbursed the Portfolio $90 for trading losses incurred due to a trade entry error.

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

10

AB Variable Products Series Fund

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$28,137,087		$32,763,586
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$12,966,748
Gross unrealized depreciation	(3,222,997)

Net unrealized appreciation	$9,743,751

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Portfolio did not engage in derivatives transactions for the six months ended June 30, 2024.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding

11

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived

$3,642,478	$816,636	$2,965,127	$1,572	$677	$104

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES		AMOUNT
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Class A
Shares sold	68,333	240,943	$769,309	$2,405,631
Shares redeemed	(186,966)	(320,406)	(2,099,922)	(3,234,270)

Net decrease	(118,633)	(79,463)	$(1,330,613)	$(828,639)

Class B
Shares sold	573,445	885,610	$4,720,937	$6,484,511
Shares redeemed	(937,143)	(960,393)	(7,722,866)	(7,008,007)

Net decrease	(363,698)	(74,783)	$(3,001,929)	$(523,496)

At June 30, 2024, certain shareholders of the Portfolio owned 64% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology or health care sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

12

AB Variable Products Series Fund

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023		2022
Distributions paid from:
Ordinary income	$–0	–	$3,792,639
Net long-term capital gains	–0	–	22,090,249

Total taxable distributions paid	$–0	–	$25,882,888

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(9,449,305	)(a)
Unrealized appreciation (depreciation)	8,988,887	(b)

Total accumulated earnings (deficit)	$(460,418)

(a)	As of December 31, 2023, the Portfolio had a net capital loss carryforward of $9,449,305.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio had a net short-term capital loss carryforward of $6,917,184 and a net long-term capital loss carryforward of $2,532,121, which may be carried forward for an indefinite period.

13

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848)—Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

14

SMALL CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,

2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.74	$9.10	$25.13	$28.76	$19.92	$16.58

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.04)	(.06)	(.20)	(.13)	(.08)
Net realized and unrealized gain (loss) on investment transactions	.74	1.68	(8.86)	2.87	10.49	6.02
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0–	.00	(c)

Net increase (decrease) in net asset value from operations	.71	1.64	(8.92)	2.67	10.36	5.94

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	–0	–	(7.11)	(6.30)	(1.52)	(2.60)

Net asset value, end of period	$11.45	$10.74	$9.10	$25.13	$28.76	$19.92

Total Return
Total investment return based on net asset value(d)*	6.61%	18.02%	(39.09)%	9.46%	53.98%	36.40%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,399	$19,464	$17,213	$32,295	$34,314	$27,167
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.90	%^	.90%	.90%	.91%	.90%	.90%
Expenses, before waivers/reimbursements(e)	1.24	%^	1.31%	1.22%	1.08%	1.09%	1.16%
Net investment loss(b)	(.54	)%^	(.38)%	(.42)%	(.71)%	(.60)%	(.39)%
Portfolio turnover rate	50%	69%	67%	67%	103%	69%

See footnote summary on page 16.

15

SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,

2023	2022	2021	2020	2019
Net asset value, beginning of period	$7.97	$6.77	$21.35	$25.36	$17.75	$15.03

Income From Investment Operations
Net investment loss(a)(b)	(.03)	(.05)	(.07)	(.24)	(.16)	(.11)
Net realized and unrealized gain (loss) on investment transactions	.55	1.25	(7.40)	2.53	9.29	5.43
Contributions from Affiliates	–0	–	.00	(c)	–0	–	–0	–	–0	–	.00	(c)

Net increase (decrease) in net asset value from operations	.52	1.20	(7.47)	2.29	9.13	5.32

Less: Distributions
Distributions from net realized gain on investment transactions	–0	–	–0	–	(7.11)	(6.30)	(1.52)	(2.60)

Net asset value, end of period	$8.49	$7.97	$6.77	$21.35	$25.36	$17.75

Total Return
Total investment return based on net asset value(d)*	6.52%	17.72%	(39.26)%	9.20%	53.64%	36.01%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,029	$37,663	$32,491	$54,079	$84,816	$50,978
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.15	%^	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses, before waivers/reimbursements(e)	1.49	%^	1.56%	1.47%	1.31%	1.33%	1.42%
Net investment loss(b)	(.79	)%^	(.62)%	(.67)%	(.96)%	(.84)%	(.64)%
Portfolio turnover rate	50%	69%	67%	67%	103%	69%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019
Class A
Net of waivers/reimbursements	.90	%^	.90%	.90%	.90%	.90%	.90%
Before waivers/reimbursements	1.24	%^	1.31%	1.22%	1.07%	1.09%	1.16%
Class B
Net of waivers/reimbursements	1.15	%^	1.15%	1.15%	1.15%	1.15%	1.15%
Before waivers/reimbursements	1.49	%^	1.56%	1.47%	1.31%	1.33%	1.42%

*	Includes the impact of proceeds received and credited to the Portfolio resulting from class action settlements, which enhanced the Portfolio’s performance for the years ended December 31, 2023 and December 31, 2021 by .02% and .03%, respectively.
^	Annualized.

See notes to financial statements.

16

SMALL CAP GROWTH PORTFOLIO

CONTINUANCE DISCLOSURE	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

17

AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2022 was not unreasonable. The directors noted that the Fund was not profitable to the Adviser in 2023.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s recent unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was above the median and discussed with the Adviser the reasons it was above the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with those for two other funds advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the

18

SMALL CAP GROWTH PORTFOLIO
CONTINUANCE DISCLOSURE

(continued)	AB Variable Products Series Fund

Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the median of a peer group and lower than the median of a peer universe. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

19

VPS-SCG- 0152-0624

JUN 06.30.24

SEMI-ANNUAL REPORT

AB VARIABLE PRODUCTS

SERIES FUND, INC.

+	AB SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

COMMON STOCKS–99.0%

INFORMATION TECHNOLOGY–41.5%
COMMUNICATIONS EQUIPMENT–3.2%
Arista Networks, Inc.(a)	9,170	$3,213,902
Calix, Inc.(a)	62,417	2,211,434

		5,425,336

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS–8.1%
Flex Ltd.(a)	147,260	4,342,697
Halma PLC	84,165	2,868,810
Keyence Corp.	7,900	3,457,656
Keysight Technologies, Inc.(a)	22,039	3,013,833

		13,682,996

IT SERVICES–2.0%
Accenture PLC–Class A	11,243	3,411,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT–14.5%
ASML Holding NV	4,029	4,106,219
Infineon Technologies AG	83,007	3,046,382
Monolithic Power Systems, Inc.	3,330	2,736,195
NVIDIA Corp.	48,280	5,964,511
NXP Semiconductors NV	14,013	3,770,758
Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	4,799,673

		24,423,738

SOFTWARE–13.7%
Adobe, Inc.(a)	7,541	4,189,327
Bentley Systems, Inc.–Class B(b)	37,305	1,841,375
Fair Isaac Corp.(a)	2,745	4,086,372
Intuit, Inc.	5,799	3,811,161
Microsoft Corp.	13,048	5,831,803
Palo Alto Networks, Inc.(a)	10,009	3,393,151

		23,153,189

		70,096,498

HEALTH CARE–16.5%
HEALTH CARE EQUIPMENT & SUPPLIES–7.7%
Alcon, Inc.	36,252	3,222,507
Becton Dickinson & Co.	13,477	3,149,710
GE Healthcare, Inc.	45,242	3,525,257
STERIS PLC	14,301	3,139,641

		13,037,115

HEALTH CARE PROVIDERS & SERVICES–1.8%
Apollo Hospitals Enterprise Ltd.	39,405	2,918,720

LIFE SCIENCES TOOLS & SERVICES–7.0%
Bruker Corp.	41,550	2,651,305
Danaher Corp.	13,336	3,332,000

Company	Shares	U.S. $ Value

ICON PLC(a)	12,303	$3,856,621
West Pharmaceutical Services, Inc.	6,053	1,993,798

		11,833,724

		27,789,559

INDUSTRIALS–16.5%
AEROSPACE & DEFENSE–1.6%
Hexcel Corp.	43,457	2,713,889

COMMERCIAL SERVICES & SUPPLIES–7.8%
Tetra Tech, Inc.	19,123	3,910,271
Veralto Corp.	42,535	4,060,817
Waste Management, Inc.	24,236	5,170,508

		13,141,596

CONSTRUCTION & ENGINEERING–1.4%
WSP Global, Inc.	15,284	2,379,994

MACHINERY–2.0%
Deere & Co.	5,027	1,878,238
TOMRA Systems ASA	118,054	1,407,278

		3,285,516

PROFESSIONAL SERVICES–3.7%
Experian PLC	79,749	3,704,878
RELX PLC (London)	55,895	2,561,044

		6,265,922

		27,786,917

FINANCIALS–14.7%
BANKS–3.5%
Bank Mandiri Persero Tbk PT	7,159,000	2,678,281
NU Holdings Ltd./Cayman Islands–Class A(a)	254,560	3,281,278

		5,959,559

CAPITAL MARKETS–4.8%
Deutsche Boerse AG	9,910	2,025,571
London Stock Exchange Group PLC	31,961	3,789,881
Partners Group Holding AG	1,732	2,217,922

		8,033,374

FINANCIAL SERVICES–3.0%
Visa, Inc.–Class A	19,090	5,010,552

INSURANCE–3.4%
Aflac, Inc.	41,096	3,670,284
AIA Group Ltd.	315,800	2,136,623

		5,806,907

		24,810,392

CONSUMER STAPLES–3.9%
HOUSEHOLD PRODUCTS–1.9%
Procter & Gamble Co. (The)	19,337	3,189,058

1

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
PORTFOLIO OF INVESTMENTS

(continued)	AB Variable Products Series Fund

Company	Shares	U.S. $ Value

PERSONAL CARE PRODUCTS–2.0%
Unilever PLC (London)	61,267	$3,362,782

		6,551,840

UTILITIES–2.7%
ELECTRIC UTILITIES–2.7%
NextEra Energy, Inc.	64,436	4,562,713

CONSUMER DISCRETIONARY–2.6%
AUTOMOBILE COMPONENTS–1.7%
Aptiv PLC(a)	42,460	2,990,033

HOUSEHOLD DURABLES–0.9%
TopBuild Corp.(a)	3,872	1,491,766

		4,481,799

ENERGY–0.6%
OIL, GAS & CONSUMABLE FUELS–0.6%
Neste Oyj	57,901	1,033,214

Total Common Stocks (cost $123,550,702)		167,112,932

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS–0.6%
INVESTMENT COMPANIES–0.6%
AB Fixed Income Shares, Inc.–Government Money Market Portfolio–Class AB, 5.22%(c)(d)(e) (cost $1,084,064)	1,084,064	$1,084,064

TOTAL INVESTMENTS–99.6% (cost $124,634,766)		168,196,996
Other assets less liabilities–0.4%		609,652

NET ASSETS–100.0%		$168,806,648

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	4,497	CNH	32,459	07/23/2024	$(43,222)
Bank of America, NA	JPY	121,555	USD	776	08/16/2024	15,647
Barclays Bank PLC	USD	442	INR	36,993	09/13/2024	942
Citibank, NA	USD	489	ZAR	9,091	08/22/2024	8,330
Citibank, NA	USD	1,948	CAD	2,680	08/23/2024	13,028
Goldman Sachs Bank USA	CHF	1,451	USD	1,621	08/08/2024	(1,613)
Goldman Sachs Bank USA	USD	4,740	JPY	731,723	08/16/2024	(161,235)
JPMorgan Chase Bank, NA	USD	1,090	SEK	11,865	07/19/2024	30,758
JPMorgan Chase Bank, NA	USD	4,176	EUR	3,877	08/08/2024	(16,722)
JPMorgan Chase Bank, NA	TWD	14,256	USD	445	08/23/2024	5,401
Morgan Stanley Capital Services, Inc.	BRL	14,858	USD	2,682	07/02/2024	23,816
Morgan Stanley Capital Services, Inc.	USD	2,721	BRL	14,858	07/02/2024	(63,450)
Morgan Stanley Capital Services, Inc.	USD	1,775	KRW	2,418,517	07/18/2024	(21,533)
Morgan Stanley Capital Services, Inc.	NOK	17,432	USD	1,588	07/19/2024	(44,896)
Morgan Stanley Capital Services, Inc.	BRL	12,472	USD	2,284	08/02/2024	61,335
Morgan Stanley Capital Services, Inc.	TWD	43,460	USD	1,364	08/23/2024	24,888
Morgan Stanley Capital Services, Inc.	GBP	8,475	USD	10,750	08/29/2024	32,334
Morgan Stanley Capital Services, Inc.	USD	2,863	AUD	4,303	09/19/2024	13,274
State Street Bank & Trust Co.	HKD	14,642	USD	1,877	07/18/2024	1,279
State Street Bank & Trust Co.	USD	307	HKD	2,394	07/18/2024	(213)
State Street Bank & Trust Co.	USD	425	NOK	4,679	07/19/2024	13,347
State Street Bank & Trust Co.	USD	412	MXN	7,348	07/25/2024	(11,603)

2

AB Variable Products Series Fund

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	463	SGD	622	07/25/2024	$(3,838)
State Street Bank & Trust Co.	EUR	865	USD	934	08/08/2024	6,031
State Street Bank & Trust Co.	USD	900	EUR	836	08/08/2024	(3,242)
State Street Bank & Trust Co.	USD	914	JPY	143,551	08/16/2024	(15,792)
UBS AG	BRL	10,086	USD	1,955	07/02/2024	151,213
UBS AG	USD	1,814	BRL	10,086	07/02/2024	(10,127)

						$4,137

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Currency Abbreviations:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CNH—Chinese Yuan Renminbi (Offshore)

EUR—Euro

GBP—Great British Pound

HKD—Hong Kong Dollar

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

SEK—Swedish Krona

SGD—Singapore Dollar

TWD—New Taiwan Dollar

USD—United States Dollar

ZAR—South African Rand

See notes to financial statements.

3

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF ASSETS & LIABILITIES

June 30, 2024 (unaudited)	AB Variable Products Series Fund

ASSETS
Investments in securities, at value
Unaffiliated issuers (cost $123,550,702)	$167,112,932	(a)
Affiliated issuers (cost $1,084,064)	1,084,064
Foreign currencies, at value (cost $579,029)	575,533
Receivable for investment securities sold and foreign currency transactions	424,009
Unrealized appreciation on forward currency exchange contracts	401,623
Unaffiliated dividends receivable	314,759
Receivable for capital stock sold	19,363
Receivable due from Adviser	6,634
Affiliated dividends receivable	5,262

Total assets	169,944,179

LIABILITIES
Unrealized depreciation on forward currency exchange contracts	397,486
Foreign capital gains tax payable	206,887
Custody and accounting fees payable	170,725
Payable for capital stock redeemed	170,111
Advisory fee payable	97,069
Administrative fee payable	21,654
Distribution fee payable	20,216
Transfer Agent fee payable	112
Accrued expenses	53,271

Total liabilities	1,137,531

NET ASSETS	$168,806,648

COMPOSITION OF NET ASSETS
Capital stock, at par	$5,016
Additional paid-in capital	117,815,632
Distributable earnings	50,986,000

NET ASSETS	$168,806,648

Net Asset Value Per Share—1 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$63,443,913	1,806,611	$35.12

B	$105,362,735	3,208,918	$32.83

(a)	Includes securities on loan with a value of $1,107,441 (see Note E).

See notes to financial statements.

4

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
STATEMENT OF OPERATIONS

Six Months Ended June 30, 2024 (unaudited)	AB Variable Products Series Fund

INVESTMENT INCOME
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $78,614)	$1,054,226
Affiliated issuers	49,610
Interest	806
Securities lending income	239

1,104,881

EXPENSES
Advisory fee (see Note B)	624,856
Distribution fee—Class B	130,952
Transfer agency—Class A	1,007
Transfer agency—Class B	1,704
Administrative	42,007
Custody and accounting	40,700
Audit and tax	26,833
Printing	18,382
Legal	15,238
Directors’ fees	11,405
Miscellaneous	9,697

Total expenses	922,781
Less: expenses waived and reimbursed by the Adviser (see Note B)	(43,046)

Net expenses	879,735

Net investment income	225,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investment transactions(a)	7,847,627
Forward currency exchange contracts	(555,863)
Foreign currency transactions	1,869
Net change in unrealized appreciation (depreciation) of:
Investments(b)	2,090,306
Forward currency exchange contracts	(44,066)
Foreign currency denominated assets and liabilities	(25,807)

Net gain on investment and foreign currency transactions	9,314,066

NET INCREASE IN NET ASSETS FROM OPERATIONS	$9,539,212

(a)	Net of foreign realized capital gains taxes of $3,735.

(b)	Net of increase in accrued foreign capital gains taxes on unrealized gains of $25,493.

See notes to financial statements.

5

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS	AB Variable Products Series Fund

	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$225,146		$242,988
Net realized gain on investment and foreign currency transactions	7,293,633		864,038
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	2,020,433		22,130,507

Net increase in net assets from operations	9,539,212		23,237,533
Distributions to Shareholders
Class A	–0	–	(3,403,390)
Class B	–0	–	(6,377,144)
CAPITAL STOCK TRANSACTIONS
Net decrease	(4,477,877)		(2,769,396)

Total increase	5,061,335		10,687,603
NET ASSETS
Beginning of period	163,745,313		153,057,710

End of period	$168,806,648		$163,745,313

See notes to financial statements.

6

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

June 30, 2024 (unaudited)	AB Variable Products Series Fund

NOTE A: Significant Accounting Policies

The AB Sustainable Global Thematic Portfolio (the “Portfolio”) (formerly known as AB Global Thematic Growth Portfolio) is a series of AB Variable Products Series Fund, Inc. (the “Fund”). The Portfolio’s investment objective is long-term growth of capital. The Portfolio is diversified as defined under the Investment Company Act of 1940 (the “1940 Act”). The Fund was incorporated in the State of Maryland as an open-end series investment company. The Fund offers nine separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio’s net asset value per share.

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolio’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolio’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but

7

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolio may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolio values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

8

AB Variable Products Series Fund

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

	Level 1		Level 2		Level 3		Total
Investments in Securities:
Assets:
Common Stocks:
Information Technology	$51,817,758		$18,278,740		$–0	–	$70,096,498
Health Care	21,648,332		6,141,227		–0	–	27,789,559
Industrials	20,113,717		7,673,200		–0	–	27,786,917
Financials	11,962,114		12,848,278		–0	–	24,810,392
Consumer Staples	3,189,058		3,362,782		–0	–	6,551,840
Utilities	4,562,713		–0	–	–0	–	4,562,713
Consumer Discretionary	4,481,799		–0	–	–0	–	4,481,799
Energy	–0	–	1,033,214		–0	–	1,033,214
Short-Term Investments	1,084,064		–0	–	–0	–	1,084,064

Total Investments in Securities	118,859,555		49,337,441		–0	–	168,196,996
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	–0	–	401,623		–0	–	401,623
Liabilities:
Forward Currency Exchange Contracts	–0	–	(397,486)		–0	–	(397,486)

Total	$118,859,555		$49,341,578		$–0	–	$168,201,133

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolio’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolio’s financial statements.

9

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolio is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. The Portfolio accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolio pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Portfolio’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has contractually agreed to waive its management fee and/or bear expenses of the Portfolio in order to reduce the Portfolio’s total operating expenses by an amount equal to .05% on an annual basis of the average net assets for Class A and Class B. For the six months ended June 30, 2024, such reimbursements/waivers amounted to $41,658. This fee waiver and/or expense reimbursement agreement extends through May 1, 2025 and then may be extended by the Adviser for additional one-year terms.

Pursuant to the investment advisory agreement, the Portfolio may reimburse the Adviser for certain legal and accounting services provided to the Portfolio by the Adviser. For the six months ended June 30, 2024, the reimbursement for such services amounted to $42,007.

The Portfolio compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation retained by ABIS amounted to $950 for the six months ended June 30, 2024.

The Portfolio may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Portfolio in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolio in an amount equal to the Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. For the six months ended June 30, 2024, such waiver amounted to $1,388.

10

AB Variable Products Series Fund

A summary of the Portfolio’s transactions in AB mutual funds for the six months ended June 30, 2024 is as follows:

Portfolio	Market Value 12/31/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$536	$24,170	$23,622	$1,084	$50

NOTE C: Distribution Plan

The Portfolio has adopted a Distribution Plan (the “Plan”) for Class B shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio pays distribution and servicing fees to AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .50% of the Portfolio’s average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board currently limits payments under the Plan to .25% of the Portfolio’s average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio’s Class B shares. Since the Distributor’s compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Securities and Exchange Commission as being of the “compensation” variety.

In the event that the Plan is terminated or not continued, no distribution or servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio’s shares.

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$32,863,862		$38,500,811
U.S. government securities	–0	–	–0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$47,888,670
Gross unrealized depreciation	(4,322,303)

Net unrealized appreciation	$43,566,367

1. Derivative Financial Instruments

The Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolio, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Portfolio may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized

11

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

appreciation and/or depreciation by the Portfolio. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended June 30, 2024, the Portfolio held forward currency exchange contracts for hedging purposes.

The Portfolio typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolio typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolio’s net liability, held by the defaulting party, may be delayed or denied.

The Portfolio’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolio decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolio’s OTC counterparty has the right to terminate such transaction and require the Portfolio to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended June 30, 2024, the Portfolio had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	$401,623	Unrealized depreciation on forward currency exchange contracts	$397,486

Total		$401,623		$397,486

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	$(555,863)	$(44,066)

Total		$(555,863)	$(44,066)

The following table represents the average monthly volume of the Portfolio’s derivative transactions during the six months ended June 30, 2024:

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$26,452,101
Average principal amount of sale contracts	$24,366,866

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

12

AB Variable Products Series Fund

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Portfolio’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolio as of June 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset		Cash Collateral Received*		Security Collateral Received*		Net Amount of Derivative Assets
Bank of America, NA	$15,647	$(15,647)		$–0	–	$–0	–	$–0	–
Barclays Bank PLC	942	–0	–	–0	–	–0	–	942
Citibank, NA	21,358	–0	–	–0	–	–0	–	21,358
JPMorgan Chase Bank, NA	36,159	(16,722)		–0	–	–0	–	19,437
Morgan Stanley Capital Services, Inc.	155,647	(129,879)		–0	–	–0	–	25,768
State Street Bank & Trust Co.	20,657	(20,657)		–0	–	–0	–	–0	–
UBS AG	151,213	(10,127)		–0	–	–0	–	141,086

Total	$401,623	$(193,032)		$–0	–	$–0	–	$208,591	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Bank of America, NA	$43,222	$(15,647)		$–0	–	$–0	–	$27,575
Goldman Sachs Bank USA	162,848	–0	–	–0	–	–0	–	162,848
JPMorgan Chase Bank, NA	16,722	(16,722)		–0	–	–0	–	–0	–
Morgan Stanley Capital Services, Inc.	129,879	(129,879)		–0	–	–0	–	–0	–
State Street Bank & Trust Co.	34,688	(20,657)		–0	–	–0	–	14,031
UBS AG	10,127	(10,127)		–0	–	–0	–	–0	–

Total	$397,486	$(193,032)		$–0	–	$–0	–	$204,454	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Portfolio may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E: Securities Lending

The Portfolio may enter into securities lending transactions. Under the Portfolio’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Portfolio cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Portfolio will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Portfolio in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Portfolio receives non-cash collateral, the Portfolio will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Portfolio will have the

13

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Portfolio amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Portfolio will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Portfolio, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the statement of operations. When the Portfolio earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Portfolio in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Portfolio’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Portfolio as an acquired fund fee and expense. When the Portfolio lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Portfolio in the case of default of any securities borrower.

A summary of the Portfolio’s transactions surrounding securities lending for the six months ended June 30, 2024 is as follows:

					Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*		Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned		Advisory Fee Waived
$1,107,441	$–0	–	$1,146,997	$239	$–0	–	$–0	–

*	As of June 30, 2024.

NOTE F: Capital Stock

Each class consists of 500,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	SHARES			AMOUNT
	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)		Year Ended December 31, 2023
Class A
Shares sold	175,043		129,672	$5,795,294		$4,084,925
Shares issued in reinvestment of dividends and distributions	–0	–	106,924	–0	–	3,403,390
Shares redeemed	(124,651)		(207,721)	(4,228,840)		(6,621,923)

Net increase	50,392		28,875	$1,566,454		$866,392

Class B
Shares sold	90,154		197,320	$2,880,522		$5,765,234
Shares issued on reinvestment of dividends and distributions	–0	–	213,783	–0	–	6,377,144
Shares redeemed	(279,153)		(529,397)	(8,924,853)		(15,778,166)

Net decrease	(188,999)		(118,294)	$(6,044,331)		$(3,635,788)

At June 30, 2024, certain shareholders of the Portfolio owned 60% in aggregate of the Portfolio’s outstanding shares. Significant transactions by such shareholders, if any, may impact the Portfolio’s performance.

14

AB Variable Products Series Fund

NOTE G: Risks Involved in Investing in the Portfolio

Market Risk—The value of the Portfolio’s assets will fluctuate as the market or markets in which the Portfolio invests fluctuate. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may underperform the market generally.

Sector Risk—The Portfolio may have more risk than a more diversified portfolio because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Portfolio’s investments.

ESG Risk—Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and, therefore, the Portfolio may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Portfolio’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. Furthermore, ESG and sustainability criteria are not uniformly defined, and the Portfolio’s ESG and sustainability criteria may differ from those used by other funds. In addition, in evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG and sustainability factors relevant to a particular investment.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Portfolio’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small- and mid-capitalization companies may have additional risks because these companies may have limited product lines, markets or financial resources.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolio. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Portfolio to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolio.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Portfolio’s net asset value, or NAV, than would be the case if the Portfolio were invested in a larger number of companies.

LIBOR Replacement Risk—The Fund may be exposed to debt securities, derivatives or other financial instruments that recently transitioned from the London Interbank Offered Rate (“LIBOR”) as a benchmark or reference rate for various interest rate calculations. The use of LIBOR was phased out in June 2023 and transitioned to the Secured Overnight Financing Rate (“SOFR”). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. There can be no assurance that instruments linked to SOFR will have the same volume or liquidity as did the market for LIBOR-linked financial instruments prior to LIBOR’s discontinuance or unavailability.

Indemnification Risk—In the ordinary course of business, the Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Portfolio has not accrued any liability in connection with these indemnification provisions.

15

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

(continued)	AB Variable Products Series Fund

Management Risk—The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Portfolio, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H: Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2024.

NOTE I: Distributions to Shareholders

The tax character of distributions to be paid for the year ending December 31, 2024 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended December 31, 2023 and December 31, 2022 were as follows:

	2023	2022
Distributions paid from:
Ordinary income	$186,160	$176,259
Net long-term capital gains	9,594,374	17,205,843

Total taxable distributions paid	$9,780,534	$17,382,102

As of December 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed capital gains	$498,580
Unrealized appreciation (depreciation)	40,948,208	(a)

Total accumulated earnings (deficit)	$41,446,788

(a)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of December 31, 2023, the Portfolio did not have any capital loss carryforwards.

NOTE J: Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

NOTE K: Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements through this date.

16

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

FINANCIAL HIGHLIGHTS	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS A
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$33.17	$30.42	$46.20	$42.40	$33.52	$27.35

Income From Investment Operations
Net investment income (loss)(a)(b)	.07	.10	.07	(.10)	(.10)	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.88	4.68	(12.25)	9.46	12.64	8.00

Net increase (decrease) in net asset value from operations	1.95	4.78	(12.18)	9.36	12.54	8.08

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.09)	–0	–	–0	–	(.24)	(.13)
Distributions from net realized gain on investment transactions	–0	–	(1.94)	(3.60)	(5.56)	(3.42)	(1.78)

Total dividends and distributions	–0	–	(2.03)	(3.60)	(5.56)	(3.66)	(1.91)

Net asset value, end of period	$35.12	$33.17	$30.42	$46.20	$42.40	$33.52

Total Return
Total investment return based on net asset value(c)	5.88%	16.01%	(26.98)%	22.87%	39.41%	30.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,444	$58,246	$52,543	$70,723	$58,316	$43,237
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	.90	%^	.92%	.90%	.88%	.94%	.99%
Expenses, before waivers/reimbursements(d)‡	.95	%^	.97%	.96%	.93%	1.00%	1.04%
Net investment income (loss)(b)	.43	%^	.32%	.20%	(.22)%	(.29)%	.27%
Portfolio turnover rate	20%	32%	43%	24%	44%	43%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.00%

See footnote summary on page 18.

17

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO
FINANCIAL HIGHLIGHTS

(continued)	AB Variable Products Series Fund

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

CLASS B
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31,
2023	2022	2021	2020	2019
Net asset value, beginning of period	$31.05	$28.59	$43.80	$40.54	$32.19	$26.33

Income From Investment Operations
Net investment income (loss)(a)(b)	.03	.02	(.02)	(.20)	(.18)	.01
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.75	4.39	(11.59)	9.02	12.11	7.68

Net increase (decrease) in net asset value from operations	1.78	4.41	(11.61)	8.82	11.93	7.69

Less: Dividends and Distributions
Dividends from net investment income	–0	–	(.01)	–0	–	–0	–	(.16)	(.05)
Distributions from net realized gain on investment transactions	–0	–	(1.94)	(3.60)	(5.56)	(3.42)	(1.78)

Total dividends and distributions	–0	–	(1.95)	(3.60)	(5.56)	(3.58)	(1.83)

Net asset value, end of period	$32.83	$31.05	$28.59	$43.80	$40.54	$32.19

Total Return
Total investment return based on net asset value(c)	5.73%	15.70%	(27.17)%	22.57%	39.08%	29.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$105,363	$105,499	$100,515	$149,808	$127,062	$93,645
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(d)‡	1.15	%^	1.17%	1.15%	1.13%	1.19%	1.24%
Expenses, before waivers/reimbursements(d)‡	1.20	%^	1.22%	1.21%	1.18%	1.25%	1.29%
Net investment income (loss)(b)	.18	%^	.07%	(.05)%	(.47)%	(.54)%	.02%
Portfolio turnover rate	20%	32%	43%	24%	44%	43%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.00	%^	.00%	.00%	.00%	.01%	.00%

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect (i) insurance company’s separate account related expense charges and (ii) the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	In connection with the Portfolio’s investments in affiliated underlying portfolios, the Portfolio incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolio in an amount equal to the Portfolio’s pro rata share of certain acquired fund fees and expenses, and for the year ended December 31, 2020, such waiver amounted to .01%.

^	Annualized.

See notes to financial statements.

18

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	AB Variable Products Series Fund

INFORMATION REGARDING THE REVIEW AND APPROVAL OF THE FUND’S ADVISORY AGREEMENT

The disinterested directors (the “directors”) of AB Variable Products Series Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Sustainable Global Thematic Portfolio (the “Fund”) at a meeting held by video conference on May 7-9, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous

19

SUSTAINABLE GLOBAL THEMATIC PORTFOLIO

(continued)	AB Variable Products Series Fund

factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of the Fund’s Class B shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2024. Based on their review and their discussion with the Adviser of the reasons for the Fund’s underperformance in the more recent periods reviewed, the directors concluded that the Fund’s investment performance was acceptable. The directors determined to continue to monitor the Fund’s performance closely.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also compared the advisory fee rate for the Fund with that for another fund advised by the Adviser utilizing similar investment strategies.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of

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AB Variable Products Series Fund

profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians, after giving effect to a voluntary waiver by the Adviser. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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VPS-SGT-0152-0624

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Variable Products Series Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	August 14, 2024

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	August 14, 2024